Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
November 30, 2024
ZUB-NPRT1-0125
1.9881609.107
Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/15/2030	200,000	205,233
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	106,579
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	250,968
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	120,000	120,347
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	414,296	412,402
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	480,000	482,226
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,002,384
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	613,619
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	200,000	222,651
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	245,890
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	821,000	805,243
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	339,000	339,169
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	700,407
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	480,000	479,675
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	236,720	235,728
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	252,711	253,894
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	480,000	479,754
TOTAL UNITED STATES		6,956,169
TOTAL ASSET-BACKED SECURITIES (Cost $6,986,373)		6,956,169

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Citizens Bank NA/Providence RI 2.25% 4/28/2025	250,000	247,300
Citizens Bank NA/Providence RI 3.75% 2/18/2026	250,000	246,757
Discover Bank 2.7% 2/6/2030	500,000	446,167
KeyBank NA/Cleveland OH 5.85% 11/15/2027	710,000	730,109
Manufacturers & Traders Trust Co 2.9% 2/6/2025	360,000	358,466
Morgan Stanley Bank NA 0% 1/14/2028 (b)	730,000	733,204
PNC Bank NA 3.1% 10/25/2027	310,000	297,954
Wells Fargo Bank NA 5.45% 8/7/2026	800,000	810,886

TOTAL BANK NOTES (Cost $3,904,057)		3,870,843

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	120,293	118,793
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	322,236
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	596,327
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	262,942
BANK Series 2022-BNK41 Class A4, 3.7901% 4/15/2065 (b)	950,000	881,795
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	1,440,000	1,462,089
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	450,000	393,271
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	383,695
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	260,411
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	473,039
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	1,885,000	2,008,585
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	81,790
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	152,793
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	292,785
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	384,885
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	527,715
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	270,924
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	575,000	609,356
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A4, 3.192% 4/10/2048	500,000	496,428
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	480,000	467,586
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	242,445
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	234,589
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	182,688
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	180,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	330,000	320,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	243,517
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	552,323
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K730 Class A2, 3.59% 1/25/2025	21,241	21,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	157,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	403,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	685,497
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	543,232
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	601,773
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	365,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	59,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	459,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	386,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	157,045
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	468,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	464,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	549,664
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	935,900
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,637,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,192,624
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	492,453
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,386,398
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	584,334
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	498,221
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	271,471
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	47,094	46,952
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	406,418
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	134,005
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	327,244
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	181,811
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	459,787
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	121,524
TOTAL UNITED STATES		27,405,014
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,313,947)		27,405,014

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	878,583
Province of Alberta 1% 5/20/2025	260,000	255,741
Province of Alberta 1.3% 7/22/2030	360,000	304,892
Province of Alberta 3.3% 3/15/2028	225,000	218,063
Province of Alberta 4.5% 1/24/2034	120,000	119,418
Province of British Columbia 2.25% 6/2/2026	350,000	339,115
Province of British Columbia 4.2% 7/6/2033	360,000	351,286
Province of British Columbia 4.9% 4/24/2029	500,000	510,811
Province of Manitoba 4.9% 5/31/2034	190,000	194,643
Province of Ontario 1.125% 10/7/2030	1,111,000	925,952
Province of Ontario 2.3% 6/15/2026	70,000	67,824
Province of Ontario 2.5% 4/27/2026	300,000	292,281
Province of Quebec 1.9% 4/21/2031	600,000	516,654
Province of Quebec 2.5% 4/20/2026	590,000	574,831
Province of Quebec 2.75% 4/12/2027	320,000	308,906
Province of Quebec 3.625% 4/13/2028	510,000	499,458
Province of Quebec 4.25% 9/5/2034	130,000	126,568
TOTAL CANADA		6,485,026
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,104,565
Chilean Republic 3.125% 3/27/2025	840,000	831,247
Chilean Republic 3.24% 2/6/2028	200,000	190,800
Chilean Republic 3.625% 10/30/2042	394,000	313,053
Chilean Republic 4.95% 1/5/2036	290,000	284,925
TOTAL CHILE		2,724,590
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	124,574
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	383,094
Indonesia Government 2.85% 2/14/2030	200,000	181,375
Indonesia Government 3.35% 3/12/2071	270,000	177,525
Indonesia Government 3.4% 9/18/2029	360,000	338,400
Indonesia Government 3.5% 2/14/2050	400,000	300,000
Indonesia Government 3.85% 10/15/2030	750,000	708,750
Indonesia Government 4.1% 4/24/2028	240,000	234,600
Indonesia Government 4.35% 1/11/2048	250,000	218,438
Indonesia Government 4.45% 4/15/2070	150,000	125,437
TOTAL INDONESIA		2,667,619
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	724,384
Israel Government 3.375% 1/15/2050	475,000	319,822
Israel Government 4.5% 1/30/2043	200,000	170,740
Israel Government 5.375% 3/12/2029	200,000	202,178
Israel Government 5.5% 3/12/2034	200,000	199,800
Israel Government 5.75% 3/12/2054	200,000	191,332
TOTAL ISRAEL		1,808,256
ITALY - 0.1%
Italian Republic 1.25% 2/17/2026	1,161,000	1,113,391
Italian Republic 2.875% 10/17/2029	400,000	365,268
Italian Republic 3.875% 5/6/2051	200,000	142,361
TOTAL ITALY		1,621,020
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	169,101
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	552,127
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	400,000	356,625
United Mexican States 3.5% 2/12/2034	1,226,000	1,008,385
United Mexican States 3.75% 1/11/2028	320,000	307,500
United Mexican States 4.5% 1/31/2050	1,920,000	1,435,200
United Mexican States 4.5% 4/22/2029	250,000	241,875
United Mexican States 4.6% 2/10/2048	270,000	205,622
United Mexican States 4.75% 4/27/2032	200,000	186,937
United Mexican States 5% 4/27/2051	1,195,000	953,013
United Mexican States 5.4% 2/9/2028	200,000	200,563
United Mexican States 5.55% 1/21/2045	560,000	506,509
United Mexican States 6.05% 1/11/2040	120,000	115,949
United Mexican States 6.35% 2/9/2035	430,000	434,166
TOTAL MEXICO		5,952,344
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	691,200
Panamanian Republic 3.87% 7/23/2060	200,000	114,674
Panamanian Republic 4.5% 4/16/2050	400,000	269,072
Panamanian Republic 4.5% 5/15/2047	240,000	166,920
Panamanian Republic 6.4% 2/14/2035	480,000	461,760
Panamanian Republic 6.7% 1/26/2036	240,000	237,226
TOTAL PANAMA		1,940,852
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	326,813
Peruvian Republic 2.78% 12/1/2060	810,000	467,269
Peruvian Republic 3.55% 3/10/2051	250,000	179,375
Peruvian Republic 5.375% 2/8/2035	290,000	286,665
Peruvian Republic 6.55% 3/14/2037	275,000	297,945
TOTAL PERU		1,558,067
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	404,888
Philippine Republic 2.95% 5/5/2045	370,000	260,388
Philippine Republic 3% 2/1/2028	200,000	189,438
Philippine Republic 3.95% 1/20/2040	300,000	258,750
Philippine Republic 4.75% 3/5/2035	400,000	390,000
Philippine Republic 5.17% 10/13/2027	1,200,000	1,209,600
Philippine Republic 5.25% 5/14/2034	400,000	405,000
Philippine Republic 5.5% 1/17/2048	200,000	203,750
Philippine Republic 6.375% 10/23/2034	130,000	142,999
Philippine Republic 9.5% 2/2/2030	170,000	205,700
TOTAL PHILIPPINES		3,670,513
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	558,897
Republic of Poland 4.875% 10/4/2033	260,000	255,739
Republic of Poland 5.125% 9/18/2034	300,000	297,765
Republic of Poland 5.5% 3/18/2054	200,000	193,228
Republic of Poland 5.5% 4/4/2053	260,000	252,457
Republic of Poland 5.75% 11/16/2032	200,000	208,112
TOTAL POLAND		1,766,198
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,000	113,653
Uruguay Republic 4.375% 1/23/2031	270,000	264,009
Uruguay Republic 4.375% 10/27/2027	140,000	139,213
Uruguay Republic 4.975% 4/20/2055	462,000	428,648
Uruguay Republic 5.1% 6/18/2050	100,000	96,125
Uruguay Republic 7.625% 3/21/2036	130,000	156,065
TOTAL URUGUAY		1,197,713
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $35,097,385)		32,238,000

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.3%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	197,063
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	96,450
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	47,701
State of California 7.5% 4/1/2034	980,000	1,150,233
State of California 7.55% 4/1/2039	360,000	440,987
State of California 7.6% 11/1/2040	350,000	432,316
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	170,820
		2,338,507
Health Care - 0.1%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	487,630
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	104,857
		592,487
Transportation - 0.0%
Bay Area Toll Au CA Bridge Rev 6.263% 4/1/2049	325,000	361,025
Bay Area Toll Au CA Bridge Rev 7.043% 4/1/2050	55,000	66,522
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Municipal Corp Insured)	300,000	268,746
		696,293
TOTAL CALIFORNIA		3,824,350
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	310,236
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	54,933
Illinois - 0.1%
General Obligations - 0.1%
Illinois St 7.35% 7/1/2035	78,571	86,126
Illinois St Gen. Oblig. 5.1% 6/1/2033	705,882	709,493
		795,619
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	330,571
TOTAL ILLINOIS		1,126,190
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	139,245
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	149,752
Special Tax - 0.0%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2019 B, 3.395% 10/15/2040	250,000	214,832
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	300,000	238,630
TOTAL MASSACHUSETTS		603,214
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	153,469
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	78,719
TOTAL MICHIGAN		232,188
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	183,138
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	163,742
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	383,853
		547,595
TOTAL NEW JERSEY		547,595
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	69,783
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	208,149
		277,932
TOTAL NEW JERSEY,NEW YORK		277,932
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	280,000	304,959
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	244,622
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.814% 11/15/2040	130,000	144,395
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	300,092
TOTAL NEW YORK		994,068
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	110,662
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	208,165
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	289,501
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	285,829
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	184,445
		470,274
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	210,950
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	92,125
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,754
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	185,619
		293,498
TOTAL TEXAS		1,264,223
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	138,846
TOTAL MUNICIPAL SECURITIES (Cost $11,273,451)		10,014,985

Non-Convertible Corporate Bonds - 27.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	342,496
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	304,261
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	253,526
Westpac Banking Corp 1.953% 11/20/2028	170,000	154,656
Westpac Banking Corp 2.894% 2/4/2030 (b)	390,000	388,148
Westpac Banking Corp 3.02% 11/18/2036 (b)	180,000	155,292
Westpac Banking Corp 3.35% 3/8/2027	670,000	655,737
Westpac Banking Corp 4.043% 8/26/2027	230,000	228,300
Westpac Banking Corp 4.11% 7/24/2034 (b)	500,000	476,045
Westpac Banking Corp 4.322% 11/23/2031 (b)	270,000	266,044
Westpac Banking Corp 5.405% 8/10/2033 (b)	100,000	100,729
Westpac Banking Corp 5.618% 11/20/2035 (b)	100,000	101,136
Westpac Banking Corp 6.82% 11/17/2033	100,000	110,960
		3,537,330
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	197,811
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	402,568
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	146,968
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	338,570
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	51,400
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	160,000	103,922
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	325,560
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	204,324
		1,771,123
TOTAL AUSTRALIA		5,308,453
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Oesterreichische Kontrollbank AG 0.375% 9/17/2025	100,000	96,771
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	195,862
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	95,674
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	215,448
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	94,903
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	166,721
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	1,067,595
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	458,118
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	223,684
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	394,296
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	180,000	187,796
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	399,946
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	194,948
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	142,854

TOTAL BELGIUM		3,837,845
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	463,290
Vale Overseas Ltd 6.125% 6/12/2033	70,000	72,201
Vale Overseas Ltd 6.4% 6/28/2054	150,000	151,583
Vale Overseas Ltd 6.875% 11/21/2036	120,000	130,734
		817,808
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	289,277
Suzano Austria GmbH 6% 1/15/2029	230,000	232,875
		522,152
TOTAL BRAZIL		1,339,960
CANADA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	190,324
Bell Canada 3.2% 2/15/2052	100,000	67,463
Bell Canada 4.464% 4/1/2048	130,000	110,635
Bell Canada 5.55% 2/15/2054	140,000	138,542
TELUS Corp 4.3% 6/15/2049	100,000	81,245
		588,209
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	90,000	86,784
Rogers Communications Inc 2.95% 3/15/2025	1,350,000	1,341,849
Rogers Communications Inc 4.3% 2/15/2048	240,000	198,283
Rogers Communications Inc 4.55% 3/15/2052	480,000	406,957
Rogers Communications Inc 5% 3/15/2044	210,000	195,142
		2,229,015
TOTAL COMMUNICATION SERVICES		2,817,224

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	148,871
Canadian Natural Resources Ltd 3.9% 2/1/2025	100,000	99,742
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	189,091
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	149,873
Cenovus Energy Inc 5.4% 6/15/2047	171,000	160,806
Enbridge Inc 1.6% 10/4/2026	860,000	813,131
Enbridge Inc 2.5% 8/1/2033	520,000	428,200
Enbridge Inc 3.125% 11/15/2029	420,000	389,349
Enbridge Inc 3.4% 8/1/2051	190,000	135,558
Enbridge Inc 4.5% 6/10/2044	120,000	103,517
Enbridge Inc 5.625% 4/5/2034	100,000	103,025
Enbridge Inc 5.7% 3/8/2033	200,000	207,475
Enbridge Inc 8.5% 1/15/2084 (b)	60,000	66,818
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029 (c)	100,000	99,232
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (c)	100,000	99,978
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054 (c)	100,000	101,293
Suncor Energy Inc 4% 11/15/2047	234,000	181,775
Suncor Energy Inc 6.8% 5/15/2038	130,000	143,151
Suncor Energy Inc 7.15% 2/1/2032	90,000	100,251
TransCanada PipeLines Ltd 4.1% 4/15/2030	270,000	259,755
TransCanada PipeLines Ltd 4.25% 5/15/2028	320,000	315,252
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	74,237
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	408,698
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	179,188
		4,958,266
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 1.25% 9/15/2026	395,000	372,493
Bank of Montreal 2.65% 3/8/2027	460,000	442,239
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	92,866
Bank of Montreal 3.803% 12/15/2032 (b)	100,000	95,802
Bank of Montreal 5.717% 9/25/2028	320,000	331,937
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	93,873
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	120,000	112,351
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	211,114
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	336,952
Bank of Nova Scotia/The 5.45% 6/12/2025	900,000	903,765
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	78,228
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	312,852
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	214,616
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	199,132
National Bank of Canada 4.5% 10/10/2029	250,000	246,451
Royal Bank of Canada 1.2% 4/27/2026	1,030,000	983,883
Royal Bank of Canada 2.05% 1/21/2027	300,000	285,787
Royal Bank of Canada 3.625% 5/4/2027	410,000	401,811
Royal Bank of Canada 4.24% 8/3/2027	390,000	387,346
Royal Bank of Canada 4.522% 10/18/2028 (b)	250,000	249,257
Royal Bank of Canada 4.65% 1/27/2026	210,000	209,618
Royal Bank of Canada 4.65% 10/18/2030 (b)	420,000	418,102
Royal Bank of Canada 4.95% 2/1/2029	90,000	91,133
Royal Bank of Canada 5% 5/2/2033	200,000	200,988
Royal Bank of Canada 5.15% 2/1/2034	100,000	100,865
Toronto-Dominion Bank/The 2% 9/10/2031	200,000	169,186
Toronto-Dominion Bank/The 3.2% 3/10/2032	190,000	170,125
Toronto-Dominion Bank/The 3.766% 6/6/2025	1,440,000	1,432,404
Toronto-Dominion Bank/The 4.456% 6/8/2032	100,000	97,132
Toronto-Dominion Bank/The 5.146% 9/10/2034 (b)	220,000	217,435
Toronto-Dominion Bank/The 5.156% 1/10/2028	620,000	628,529
Toronto-Dominion Bank/The 5.264% 12/11/2026	300,000	303,889
		10,392,161
Capital Markets - 0.0%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	105,842
Brookfield Finance Inc 2.724% 4/15/2031	330,000	290,586
Brookfield Finance Inc 3.5% 3/30/2051	100,000	72,839
Brookfield Finance Inc 3.9% 1/25/2028	190,000	185,952
Brookfield Finance Inc 5.968% 3/4/2054	100,000	106,109
Brookfield Finance Inc 6.35% 1/5/2034	70,000	75,488
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	86,623
CI Financial Corp 3.2% 12/17/2030	220,000	192,490
		1,115,929
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	237,173
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	71,943
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (c)	50,000	51,850
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	159,815
Manulife Financial Corp 4.15% 3/4/2026	510,000	507,297
Manulife Financial Corp 5.375% 3/4/2046	50,000	50,668
		1,078,746
TOTAL FINANCIALS		12,586,836

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	179,771
Canadian National Railway Co 2.75% 3/1/2026	150,000	146,671
Canadian National Railway Co 3.65% 2/3/2048	100,000	79,595
Canadian National Railway Co 4.45% 1/20/2049	50,000	44,941
Canadian National Railway Co 6.125% 11/1/2053	60,000	68,369
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	189,015
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	173,999
Canadian Pacific Railway Co 3.1% 12/2/2051	200,000	138,366
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	195,436
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	39,303
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	213,586
		1,469,052
Professional Services - 0.0%
Thomson Reuters Corp 5.85% 4/15/2040	110,000	115,532
TOTAL INDUSTRIALS		1,584,584

Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 3.95% 5/13/2050	170,000	134,865
Nutrien Ltd 4.125% 3/15/2035	150,000	136,506
Nutrien Ltd 4.2% 4/1/2029	32,000	31,392
Nutrien Ltd 4.9% 3/27/2028	380,000	382,803
Nutrien Ltd 5% 4/1/2049	106,000	98,687
Nutrien Ltd 5.4% 6/21/2034	300,000	305,621
		1,089,874
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	142,000	145,626
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	105,094
		250,720
TOTAL MATERIALS		1,340,594

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	111,936
Emera US Finance LP 3.55% 6/15/2026	160,000	156,773
Emera US Finance LP 4.75% 6/15/2046	100,000	87,011
		355,720
TOTAL CANADA		23,643,224
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.075% 4/7/2025	210,000	208,467
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	291,639
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	161,041
Alibaba Group Holding Ltd 4% 12/6/2037	140,000	123,890
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	218,507
		795,077
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	257,046
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	143,642
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	92,474
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	140,000	138,307
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	97,649
		729,118
TOTAL CHINA		1,732,662
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	269,018
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	69,792
TotalEnergies Capital International SA 3.386% 6/29/2060	280,000	193,544
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	104,170
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	460,839
TotalEnergies Capital SA 5.15% 4/5/2034	110,000	111,567
TotalEnergies Capital SA 5.488% 4/5/2054	240,000	242,210
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	70,917
		1,253,039
TOTAL FRANCE		1,522,057
GERMANY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	370,000	436,099
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	118,670
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG 4.1% 1/13/2026	700,000	693,965
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	250,000	237,231
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	150,000	136,748
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	520,000	459,401
Deutsche Bank AG/New York NY 4.1% 1/13/2026	154,000	152,524
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	200,000	194,089
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	148,165
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	146,231
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	150,000	156,764
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	280,000	295,753
		2,620,871
Financial Services - 0.2%
KfW 0% 6/29/2037 (d)	1,000,000	572,213
KfW 0.375% 7/18/2025	208,000	202,750
KfW 0.625% 1/22/2026	900,000	863,119
KfW 3% 5/20/2027	2,200,000	2,138,785
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,100,405
		4,877,272
TOTAL FINANCIALS		7,498,143

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 2.85% 4/15/2025 (c)	177,000	174,973
TOTAL GERMANY		8,227,885
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	91,948
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	955,919
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	250,000	233,450
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	141,974
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	217,352
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	204,196
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	300,000	299,111
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	269,139
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	207,368
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	200,635
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	226,902
		2,956,046
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (c)	300,000	306,175
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (c)	200,000	204,007
		510,182
TOTAL IRELAND		3,466,228
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	115,856
Toyota Motor Corp 3.669% 7/20/2028	290,000	284,542
		400,398
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	842,351
Japan Bank for International Cooperation 2% 10/17/2029	240,000	215,540
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	725,843
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	397,323
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	550,000	522,353
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	550,000	469,359
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	330,000	313,947
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	179,704
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,015,925
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	628,890
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	98,427
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	139,016
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	103,453
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	240,000	248,808
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (b)	200,000	206,551
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	200,000	190,091
Mizuho Financial Group Inc 1.979% 9/8/2031 (b)	280,000	238,593
Mizuho Financial Group Inc 2.226% 5/25/2026 (b)	200,000	197,379
Mizuho Financial Group Inc 5.669% 9/13/2033 (b)	200,000	207,786
Mizuho Financial Group Inc 5.739% 5/27/2031 (b)	590,000	616,085
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	430,000	443,710
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	650,000	637,682
Sumitomo Mitsui Financial Group Inc 2.142% 9/23/2030	260,000	222,614
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	961,596
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	200,000	180,809
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	725,000	703,381
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	199,843
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	512,274
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	207,667
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	295,596
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	310,817
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	212,128
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	67,009
		12,512,550
Capital Markets - 0.1%
Nomura Holdings Inc 1.851% 7/16/2025	666,000	653,189
Nomura Holdings Inc 2.329% 1/22/2027	290,000	274,857
Nomura Holdings Inc 2.679% 7/16/2030	210,000	184,878
Nomura Holdings Inc 2.999% 1/22/2032	565,000	491,202
Nomura Holdings Inc 6.07% 7/12/2028	200,000	207,581
		1,811,707
TOTAL FINANCIALS		14,324,257

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	252,991
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	249,834
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	212,402
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	210,000	215,016
		930,243
TOTAL JAPAN		15,654,898
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 0.625% 2/9/2026	400,000	382,109
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	567,298
Export-Import Bank of Korea 4% 9/11/2029	200,000	196,026
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	428,326
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	296,600
Korea Development Bank/The 1.625% 1/19/2031	250,000	210,011
Korea Development Bank/The 2% 10/25/2031	350,000	295,716

TOTAL KOREA (SOUTH)		2,376,086
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6.35% 6/17/2054	100,000	103,604
ArcelorMittal SA 6.55% 11/29/2027	230,000	240,658
ArcelorMittal SA 6.8% 11/29/2032	270,000	295,636

TOTAL LUXEMBOURG		639,898
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	100,000	78,125
Grupo Televisa SAB 6.625% 1/15/2040	110,000	105,267
		183,392
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	511,000	461,944
America Movil SAB de CV 3.625% 4/22/2029	200,000	190,313
America Movil SAB de CV 6.125% 3/30/2040	100,000	106,063
		758,320
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	135,840
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 3.875% 4/23/2025	210,000	208,222
Southern Copper Corp 5.25% 11/8/2042	100,000	92,813
Southern Copper Corp 5.875% 4/23/2045	178,000	176,683
Southern Copper Corp 7.5% 7/27/2035	110,000	126,500
		604,218
TOTAL MEXICO		1,681,770
MULTI-NATIONAL - 1.0%
Financials - 1.0%
Banks - 0.7%
African Development Bank 0.875% 7/22/2026	200,000	189,187
Asian Development Bank 0.375% 9/3/2025	700,000	678,081
Asian Development Bank 0.75% 10/8/2030	150,000	123,374
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,017,518
Asian Development Bank 2.5% 11/2/2027	20,000	19,096
Asian Development Bank 4% 1/12/2033	500,000	490,589
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,351,621
Asian Development Bank 4.5% 8/25/2028	630,000	636,548
Corp Andina de Fomento 4.125% 1/7/2028	147,000	145,464
Corp Andina de Fomento 5% 1/24/2029	330,000	334,828
Council Of Europe Development Bank 1.375% 2/27/2025	2,279,000	2,261,174
European Investment Bank 0.75% 9/23/2030	400,000	329,430
European Investment Bank 0.875% 5/17/2030	80,000	67,167
European Investment Bank 1.25% 2/14/2031	630,000	529,280
European Investment Bank 1.75% 3/15/2029	2,950,000	2,678,891
European Investment Bank 3.625% 7/15/2030	1,710,000	1,661,306
European Investment Bank 4.875% 2/15/2036	400,000	417,671
Inter-American Development Bank 0.625% 7/15/2025	140,000	136,487
Inter-American Development Bank 0.875% 4/20/2026	400,000	381,654
Inter-American Development Bank 1.125% 1/13/2031	730,000	609,296
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	945,339
Inter-American Development Bank 3.125% 9/18/2028	680,000	655,385
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,490,987
Inter-American Development Bank 4.375% 1/24/2044	190,000	182,430
Inter-American Development Bank 4.5% 9/13/2033	270,000	274,274
		17,607,077
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	299,517
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.375% 7/28/2025	350,000	340,769
International Bank for Reconstruction & Development 0.5% 10/28/2025	364,000	351,490
International Bank for Reconstruction & Development 0.75% 8/26/2030	1,433,000	1,181,561
International Bank for Reconstruction & Development 0.875% 5/14/2030	1,054,000	884,742
International Bank for Reconstruction & Development 1.625% 1/15/2025	110,000	109,607
International Bank for Reconstruction & Development 1.875% 10/27/2026	320,000	306,107
International Bank for Reconstruction & Development 2.5% 11/22/2027	1,340,000	1,282,739
International Bank for Reconstruction & Development 3.625% 9/21/2029	2,750,000	2,689,508
International Bank for Reconstruction & Development 4% 7/25/2030	750,000	742,314
International Bank for Reconstruction & Development 4.75% 11/14/2033	530,000	549,107
International Finance Corp 0.375% 7/16/2025	160,000	155,950
International Finance Corp 0.75% 8/27/2030	100,000	82,560
		8,676,454
TOTAL MULTI-NATIONAL		26,583,048
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	244,707
Cooperatieve Rabobank UA 4.375% 8/4/2025	290,000	288,097
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	183,482
ING Groep NV 2.727% 4/1/2032 (b)	200,000	175,189
ING Groep NV 3.95% 3/29/2027	200,000	196,522
ING Groep NV 4.017% 3/28/2028 (b)	200,000	196,217
ING Groep NV 4.252% 3/28/2033 (b)	200,000	189,199
ING Groep NV 5.55% 3/19/2035 (b)	220,000	223,885

TOTAL NETHERLANDS		1,697,298
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	278,153
Equinor ASA 2.875% 4/6/2025	400,000	397,349
Equinor ASA 3.625% 9/10/2028	130,000	126,782
Equinor ASA 4.8% 11/8/2043	130,000	125,562
Equinor ASA 5.1% 8/17/2040	180,000	179,663

TOTAL NORWAY		1,107,509
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	296,249
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	148,319
Telefonica Emisiones SA 7.045% 6/20/2036	100,000	112,937
Telefonica Europe BV 8.25% 9/15/2030	608,000	702,815
		1,260,320
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 1.125% 9/18/2025	200,000	194,461
Banco Bilbao Vizcaya Argentaria SA 5.862% 9/14/2026 (b)	400,000	402,117
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	754,933
Banco Santander SA 3.306% 6/27/2029	200,000	187,512
Banco Santander SA 3.8% 2/23/2028	600,000	579,883
Banco Santander SA 5.179% 11/19/2025	400,000	400,109
Banco Santander SA 5.294% 8/18/2027	200,000	201,679
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	406,414
Banco Santander SA 6.35% 3/14/2034	200,000	208,228
Banco Santander SA 6.921% 8/8/2033	200,000	215,299
		3,550,635
TOTAL SPAIN		4,810,955
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	930,465
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	220,000	249,208
UBS AG/London 4.5% 6/26/2048	210,000	189,422
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	955,254
UBS Group AG 3.75% 3/26/2025	800,000	797,031
		2,190,915
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	64,429
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	95,322
Tyco Electronics Group SA 4.5% 2/13/2026	200,000	199,947
		295,269
TOTAL SWITZERLAND		2,550,613
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	154,000	189,469
Media - 0.0%
RELX Capital Inc 4% 3/18/2029	240,000	234,161
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.375% 5/30/2028	250,000	250,215
Vodafone Group PLC 4.875% 6/19/2049	280,000	252,178
Vodafone Group PLC 5% 5/30/2038	130,000	126,442
Vodafone Group PLC 5.125% 6/19/2059	340,000	308,414
Vodafone Group PLC 5.75% 6/28/2054	260,000	260,960
		1,198,209
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 1.375% 9/29/2025	200,000	194,834
Diageo Capital PLC 2% 4/29/2030	400,000	350,110
Diageo Capital PLC 2.125% 4/29/2032	200,000	166,744
Diageo Capital PLC 5.875% 9/30/2036	120,000	130,278
		841,966
Food Products - 0.0%
Mead Johnson Nutrition Co 5.9% 11/1/2039	100,000	106,614
Unilever Capital Corp 1.375% 9/14/2030	380,000	319,465
Unilever Capital Corp 2.9% 5/5/2027	400,000	387,011
Unilever Capital Corp 4.875% 9/8/2028	180,000	183,019
		996,109
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	100,000	97,376
BAT Capital Corp 3.462% 9/6/2029	430,000	404,869
BAT Capital Corp 3.557% 8/15/2027	450,000	436,875
BAT Capital Corp 3.734% 9/25/2040	50,000	39,206
BAT Capital Corp 3.984% 9/25/2050	100,000	74,781
BAT Capital Corp 4.39% 8/15/2037	470,000	419,490
BAT Capital Corp 4.54% 8/15/2047	128,000	106,256
BAT Capital Corp 4.7% 4/2/2027	270,000	269,713
BAT Capital Corp 4.742% 3/16/2032	170,000	166,289
BAT Capital Corp 4.758% 9/6/2049	260,000	221,086
BAT Capital Corp 5.282% 4/2/2050	100,000	92,414
BAT Capital Corp 5.65% 3/16/2052	50,000	48,003
BAT Capital Corp 5.834% 2/20/2031	100,000	104,119
BAT Capital Corp 6.421% 8/2/2033	200,000	215,729
BAT International Finance PLC 5.931% 2/2/2029	70,000	72,799
Reynolds American Inc 4.45% 6/12/2025	140,000	139,730
Reynolds American Inc 5.7% 8/15/2035	110,000	113,044
Reynolds American Inc 5.85% 8/15/2045	100,000	98,876
		3,120,655
TOTAL CONSUMER STAPLES		4,958,730

Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)	300,000	284,813
Barclays PLC 2.894% 11/24/2032 (b)	520,000	446,788
Barclays PLC 3.33% 11/24/2042 (b)	465,000	351,447
Barclays PLC 3.564% 9/23/2035 (b)	240,000	214,291
Barclays PLC 4.375% 1/12/2026	210,000	208,938
Barclays PLC 4.836% 5/9/2028	310,000	306,784
Barclays PLC 4.95% 1/10/2047	200,000	187,295
Barclays PLC 5.088% 6/20/2030 (b)	200,000	197,337
Barclays PLC 5.2% 5/12/2026	360,000	360,315
Barclays PLC 5.304% 8/9/2026 (b)	250,000	250,423
Barclays PLC 5.335% 9/10/2035 (b)	320,000	315,695
Barclays PLC 5.501% 8/9/2028 (b)	590,000	597,372
Barclays PLC 5.746% 8/9/2033 (b)	200,000	204,577
Barclays PLC 5.829% 5/9/2027 (b)	400,000	404,561
Barclays PLC 6.49% 9/13/2029 (b)	800,000	840,280
HSBC Holdings PLC 2.013% 9/22/2028 (b)	630,000	582,228
HSBC Holdings PLC 2.206% 8/17/2029 (b)	550,000	497,521
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	293,577
HSBC Holdings PLC 3.973% 5/22/2030 (b)	214,000	204,472
HSBC Holdings PLC 4.292% 9/12/2026 (b)	1,600,000	1,592,183
HSBC Holdings PLC 4.762% 3/29/2033 (b)	210,000	200,897
HSBC Holdings PLC 5.402% 8/11/2033 (b)	680,000	686,058
HSBC Holdings PLC 5.597% 5/17/2028 (b)	390,000	395,593
HSBC Holdings PLC 6.1% 1/14/2042	240,000	265,553
HSBC Holdings PLC 6.332% 3/9/2044 (b)	540,000	590,887
HSBC Holdings PLC 6.5% 5/2/2036	100,000	108,298
HSBC Holdings PLC 6.5% 9/15/2037	140,000	150,657
HSBC Holdings PLC 6.5% 9/15/2037	170,000	180,615
HSBC Holdings PLC 6.547% 6/20/2034 (b)	200,000	211,235
HSBC Holdings PLC 6.8% 6/1/2038	100,000	110,977
HSBC Holdings PLC 7.399% 11/13/2034 (b)	310,000	344,928
HSBC Holdings PLC 8.113% 11/3/2033 (b)	290,000	334,608
Lloyds Banking Group PLC 3.369% 12/14/2046 (b)	200,000	144,864
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	420,000	404,655
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	646,846
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	200,000	196,933
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	200,960
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	200,000	202,835
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	300,000	308,171
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	200,000	228,183
NatWest Group PLC 3.032% 11/28/2035 (b)	200,000	175,103
NatWest Group PLC 5.516% 9/30/2028 (b)	290,000	294,420
NatWest Group PLC 5.778% 3/1/2035 (b)	400,000	411,372
NatWest Group PLC 5.847% 3/2/2027 (b)	480,000	485,183
NatWest Group PLC 7.472% 11/10/2026 (b)	330,000	337,382
Santander UK Group Holdings PLC 1.532% 8/21/2026 (b)	250,000	243,752
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	250,000	260,464
		16,462,326
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.2% 5/28/2026	1,220,000	1,164,161
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	147,652
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	383,959
Astrazeneca PLC 1.375% 8/6/2030	240,000	202,265
Astrazeneca PLC 2.125% 8/6/2050	90,000	51,972
Astrazeneca PLC 3.125% 6/12/2027	140,000	136,128
Astrazeneca PLC 4% 9/18/2042	220,000	191,288
Astrazeneca PLC 4.375% 8/17/2048	180,000	160,713
Astrazeneca PLC 6.45% 9/15/2037	149,000	168,192
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	370,368
		2,976,698
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	61,161
National Grid PLC 5.809% 6/12/2033	100,000	104,475
		165,636
TOTAL UNITED KINGDOM		26,185,229
UNITED STATES - 22.4%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	200,000	182,567
AT&T Inc 1.7% 3/25/2026	1,160,000	1,116,285
AT&T Inc 2.25% 2/1/2032	1,280,000	1,078,482
AT&T Inc 2.55% 12/1/2033	210,000	173,060
AT&T Inc 2.75% 6/1/2031	401,000	355,784
AT&T Inc 3.1% 2/1/2043	210,000	157,886
AT&T Inc 3.3% 2/1/2052	350,000	246,095
AT&T Inc 3.5% 2/1/2061	410,000	280,865
AT&T Inc 3.5% 6/1/2041	630,000	503,928
AT&T Inc 3.5% 9/15/2053	1,009,000	721,012
AT&T Inc 3.55% 9/15/2055	723,000	513,789
AT&T Inc 3.65% 6/1/2051	220,000	163,186
AT&T Inc 3.65% 9/15/2059	419,000	296,401
AT&T Inc 4.3% 2/15/2030	520,000	509,650
AT&T Inc 4.5% 5/15/2035	220,000	209,052
AT&T Inc 4.65% 6/1/2044	110,000	98,215
AT&T Inc 4.75% 5/15/2046	130,000	118,203
AT&T Inc 5.15% 3/15/2042	236,000	227,687
AT&T Inc 5.45% 3/1/2047	160,000	158,847
AT&T Inc 5.7% 3/1/2057	110,000	111,117
Sprint Capital Corp 6.875% 11/15/2028	490,000	526,071
Verizon Communications Inc 1.5% 9/18/2030	930,000	780,366
Verizon Communications Inc 2.355% 3/15/2032	615,000	518,966
Verizon Communications Inc 2.85% 9/3/2041	920,000	665,929
Verizon Communications Inc 2.987% 10/30/2056	802,000	507,525
Verizon Communications Inc 3.55% 3/22/2051	500,000	371,632
Verizon Communications Inc 3.7% 3/22/2061	140,000	101,647
Verizon Communications Inc 4.016% 12/3/2029	1,020,000	989,771
Verizon Communications Inc 4.125% 3/16/2027	540,000	535,028
Verizon Communications Inc 4.272% 1/15/2036	106,000	98,185
Verizon Communications Inc 4.329% 9/21/2028	270,000	267,432
Verizon Communications Inc 4.4% 11/1/2034	420,000	400,076
Verizon Communications Inc 4.5% 8/10/2033	300,000	289,904
Verizon Communications Inc 4.812% 3/15/2039	780,000	745,774
Verizon Communications Inc 5.012% 4/15/2049	146,000	141,945
Verizon Communications Inc 5.012% 8/21/2054	214,000	200,469
Verizon Communications Inc 5.25% 3/16/2037	102,000	102,431
		14,465,262
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	170,000	171,077
Netflix Inc 6.375% 5/15/2029	390,000	417,656
Walt Disney Co/The 2% 9/1/2029	730,000	653,364
Walt Disney Co/The 2.65% 1/13/2031	200,000	179,400
Walt Disney Co/The 2.75% 9/1/2049	160,000	105,850
Walt Disney Co/The 3.5% 5/13/2040	163,000	135,507
Walt Disney Co/The 3.6% 1/13/2051	300,000	232,145
Walt Disney Co/The 3.7% 10/15/2025	434,000	430,994
Walt Disney Co/The 3.8% 5/13/2060	60,000	46,297
Walt Disney Co/The 4.75% 9/15/2044	151,000	142,411
Walt Disney Co/The 6.15% 2/15/2041	100,000	109,474
Walt Disney Co/The 6.15% 3/1/2037	120,000	131,805
Walt Disney Co/The 6.2% 12/15/2034	150,000	167,302
		2,923,282
Interactive Media & Services - 0.1%
Alphabet Inc 0.45% 8/15/2025	100,000	97,231
Alphabet Inc 1.1% 8/15/2030	410,000	344,772
Alphabet Inc 1.9% 8/15/2040	100,000	68,354
Alphabet Inc 2.05% 8/15/2050	510,000	303,013
Meta Platforms Inc 3.5% 8/15/2027	470,000	459,942
Meta Platforms Inc 3.85% 8/15/2032	120,000	113,974
Meta Platforms Inc 4.3% 8/15/2029	200,000	199,212
Meta Platforms Inc 4.45% 8/15/2052	480,000	428,309
Meta Platforms Inc 4.75% 8/15/2034	230,000	229,939
Meta Platforms Inc 4.95% 5/15/2033	290,000	296,499
Meta Platforms Inc 5.4% 8/15/2054	176,000	179,700
Meta Platforms Inc 5.6% 5/15/2053	150,000	157,793
Meta Platforms Inc 5.75% 5/15/2063	530,000	562,958
		3,441,696
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	85,756
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	430,000	304,372
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	200,917
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	144,019
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	300,000	191,742
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	200,163
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	84,370
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	640,121
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	164,134
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	101,394
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	85,415
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	309,047
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	223,488
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	210,000	216,059
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	98,310
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	150,000	157,246
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	140,000	142,335
Comcast Corp 1.5% 2/15/2031	295,000	244,159
Comcast Corp 1.95% 1/15/2031	300,000	254,973
Comcast Corp 2.35% 1/15/2027	2,935,000	2,808,139
Comcast Corp 2.45% 8/15/2052	295,000	172,061
Comcast Corp 2.65% 2/1/2030	680,000	616,292
Comcast Corp 2.8% 1/15/2051	120,000	76,419
Comcast Corp 2.887% 11/1/2051	273,000	176,443
Comcast Corp 2.937% 11/1/2056	660,000	414,192
Comcast Corp 2.987% 11/1/2063	160,000	97,088
Comcast Corp 3.2% 7/15/2036	390,000	325,356
Comcast Corp 3.45% 2/1/2050	230,000	167,286
Comcast Corp 3.969% 11/1/2047	170,000	136,910
Comcast Corp 3.999% 11/1/2049	300,000	241,763
Comcast Corp 4% 3/1/2048	150,000	121,235
Comcast Corp 4.049% 11/1/2052	15,000	12,039
Comcast Corp 4.15% 10/15/2028	150,000	147,856
Comcast Corp 4.55% 1/15/2029	330,000	330,346
Comcast Corp 5.35% 5/15/2053	330,000	324,821
Comcast Corp 5.5% 5/15/2064	450,000	448,168
Comcast Corp 5.65% 6/15/2035	476,000	499,398
Comcast Corp 7.05% 3/15/2033	210,000	239,784
Discovery Communications LLC 3.625% 5/15/2030	475,000	429,609
Discovery Communications LLC 3.95% 3/20/2028	570,000	545,111
Discovery Communications LLC 5% 9/20/2037	340,000	298,428
Fox Corp 3.5% 4/8/2030	290,000	272,622
Fox Corp 4.709% 1/25/2029	220,000	219,961
Fox Corp 5.476% 1/25/2039	214,000	210,343
Fox Corp 5.576% 1/25/2049	56,000	54,516
Paramount Global 4.2% 5/19/2032	150,000	134,976
Paramount Global 4.2% 6/1/2029	200,000	190,507
Paramount Global 4.375% 3/15/2043	100,000	76,896
Paramount Global 4.6% 1/15/2045	110,000	85,650
Paramount Global 4.95% 1/15/2031	237,000	225,625
Paramount Global 4.95% 5/19/2050	70,000	56,105
Paramount Global 5.85% 9/1/2043	239,000	217,579
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	114,821
Time Warner Cable LLC 5.5% 9/1/2041	110,000	96,859
Time Warner Cable LLC 5.875% 11/15/2040	360,000	332,375
Time Warner Cable LLC 6.55% 5/1/2037	100,000	99,363
Time Warner Cable LLC 7.3% 7/1/2038	100,000	105,345
TWDC Enterprises 18 Corp 1.85% 7/30/2026	470,000	450,162
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	77,982
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	205,472
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	165,666
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	330,436
Warnermedia Holdings Inc 3.755% 3/15/2027	180,000	174,331
Warnermedia Holdings Inc 4.279% 3/15/2032	345,000	311,320
Warnermedia Holdings Inc 5.05% 3/15/2042	330,000	278,812
Warnermedia Holdings Inc 5.141% 3/15/2052	651,000	523,310
Warnermedia Holdings Inc 5.391% 3/15/2062	410,000	326,861
		17,814,659
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	184,553
T-Mobile USA Inc 2.55% 2/15/2031	190,000	166,083
T-Mobile USA Inc 2.625% 4/15/2026	1,300,000	1,264,173
T-Mobile USA Inc 3% 2/15/2041	210,000	156,716
T-Mobile USA Inc 3.3% 2/15/2051	400,000	281,303
T-Mobile USA Inc 3.5% 4/15/2025	830,000	825,624
T-Mobile USA Inc 3.6% 11/15/2060	560,000	393,742
T-Mobile USA Inc 3.875% 4/15/2030	190,000	181,532
T-Mobile USA Inc 4.375% 4/15/2040	100,000	90,045
T-Mobile USA Inc 4.5% 4/15/2050	480,000	415,020
T-Mobile USA Inc 4.8% 7/15/2028	350,000	350,808
T-Mobile USA Inc 5.05% 7/15/2033	350,000	351,056
T-Mobile USA Inc 5.2% 1/15/2033	150,000	151,752
T-Mobile USA Inc 5.65% 1/15/2053	370,000	377,467
T-Mobile USA Inc 5.8% 9/15/2062	330,000	340,435
		5,530,309
TOTAL COMMUNICATION SERVICES		44,175,208

Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Lear Corp 2.6% 1/15/2032	110,000	92,839
Lear Corp 3.55% 1/15/2052	80,000	55,788
Lear Corp 3.8% 9/15/2027	240,000	233,885
		382,512
Automobiles - 0.3%
American Honda Finance Corp 1% 9/10/2025	240,000	233,325
American Honda Finance Corp 1.2% 7/8/2025	400,000	391,813
American Honda Finance Corp 1.8% 1/13/2031	140,000	118,364
American Honda Finance Corp 2.35% 1/8/2027	690,000	660,695
American Honda Finance Corp 4.85% 10/23/2031	100,000	99,728
American Honda Finance Corp 4.9% 1/10/2034	140,000	139,295
American Honda Finance Corp 5.125% 7/7/2028	170,000	173,108
Ford Motor Co 4.75% 1/15/2043	400,000	333,571
Ford Motor Co 5.291% 12/8/2046	250,000	226,103
Ford Motor Co 6.1% 8/19/2032	540,000	550,938
Ford Motor Co 7.4% 11/1/2046	120,000	133,105
General Motors Co 4.2% 10/1/2027	90,000	88,572
General Motors Co 5% 4/1/2035	260,000	251,005
General Motors Co 5.15% 4/1/2038	120,000	113,823
General Motors Co 5.4% 4/1/2048	90,000	83,768
General Motors Co 5.6% 10/15/2032	360,000	371,109
General Motors Co 5.95% 4/1/2049	260,000	259,844
General Motors Co 6.75% 4/1/2046	405,000	441,852
General Motors Co 6.8% 10/1/2027	330,000	346,266
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	175,561
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	132,522
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	155,749
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	360,115
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,525,802
General Motors Financial Co Inc 5.25% 3/1/2026	170,000	170,699
General Motors Financial Co Inc 5.4% 4/6/2026	360,000	362,491
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	101,926
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	133,214
General Motors Financial Co Inc 6% 1/9/2028	330,000	340,941
		8,475,304
Broadline Retail - 0.2%
Amazon.com Inc 0.8% 6/3/2025	130,000	127,477
Amazon.com Inc 1% 5/12/2026	200,000	190,768
Amazon.com Inc 1.5% 6/3/2030	160,000	136,798
Amazon.com Inc 2.1% 5/12/2031	360,000	310,770
Amazon.com Inc 2.5% 6/3/2050	780,000	492,755
Amazon.com Inc 3.1% 5/12/2051	200,000	142,219
Amazon.com Inc 3.15% 8/22/2027	680,000	660,024
Amazon.com Inc 3.45% 4/13/2029	100,000	96,826
Amazon.com Inc 3.875% 8/22/2037	280,000	254,372
Amazon.com Inc 3.95% 4/13/2052	570,000	475,016
Amazon.com Inc 4.05% 8/22/2047	228,000	196,843
Amazon.com Inc 4.1% 4/13/2062	490,000	406,747
Amazon.com Inc 4.25% 8/22/2057	100,000	86,875
Amazon.com Inc 4.6% 12/1/2025	1,280,000	1,282,958
Amazon.com Inc 4.8% 12/5/2034	230,000	233,447
Amazon.com Inc 4.95% 12/5/2044	200,000	199,968
eBay Inc 1.4% 5/10/2026	410,000	391,293
eBay Inc 3.6% 6/5/2027	190,000	185,826
eBay Inc 4% 7/15/2042	150,000	123,632
		5,994,614
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	100,000	83,964
Genuine Parts Co 2.75% 2/1/2032	100,000	85,872
		169,836
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	159,298
Duke University 2.832% 10/1/2055	34,000	22,911
George Washington University/The 4.126% 9/15/2048	200,000	174,422
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	614,697
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	288,347
Northwestern University 3.662% 12/1/2057	100,000	79,550
Northwestern University 3.868% 12/1/2048	120,000	99,685
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	326,607
Trane Technologies Global Holding Co Ltd 3.75% 8/21/2028	240,000	233,861
Trane Technologies Global Holding Co Ltd 4.3% 2/21/2048	30,000	26,451
University of Chicago/The 3% 10/1/2052	120,000	85,479
University of Southern California 2.945% 10/1/2051	350,000	244,284
		2,355,592
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	83,948
Expedia Group Inc 3.25% 2/15/2030	110,000	102,407
Expedia Group Inc 3.8% 2/15/2028	100,000	97,114
Expedia Group Inc 5% 2/15/2026	255,000	255,353
Marriott International Inc/MD 2.75% 10/15/2033	100,000	83,879
Marriott International Inc/MD 3.125% 6/15/2026	510,000	498,053
Marriott International Inc/MD 3.5% 10/15/2032	130,000	116,832
Marriott International Inc/MD 4.625% 6/15/2030	123,000	122,024
Marriott International Inc/MD 4.875% 5/15/2029	300,000	301,948
Marriott International Inc/MD 5.35% 3/15/2035	240,000	241,990
Marriott International Inc/MD 5.75% 5/1/2025	110,000	110,263
McDonald's Corp 3.3% 7/1/2025	280,000	277,687
McDonald's Corp 3.6% 7/1/2030	1,010,000	958,459
McDonald's Corp 3.625% 5/1/2043	180,000	143,902
McDonald's Corp 3.625% 9/1/2049	160,000	121,532
McDonald's Corp 4.2% 4/1/2050	110,000	91,700
McDonald's Corp 4.45% 3/1/2047	153,000	134,484
McDonald's Corp 4.45% 9/1/2048	124,000	108,456
McDonald's Corp 4.6% 9/9/2032	210,000	208,689
McDonald's Corp 4.7% 12/9/2035	100,000	97,915
McDonald's Corp 4.95% 8/14/2033	140,000	141,915
McDonald's Corp 6.3% 3/1/2038	100,000	110,759
Starbucks Corp 2.25% 3/12/2030	190,000	168,483
Starbucks Corp 2.55% 11/15/2030	400,000	355,105
Starbucks Corp 3.5% 11/15/2050	110,000	81,136
Starbucks Corp 3.75% 12/1/2047	100,000	76,930
Starbucks Corp 4% 11/15/2028	350,000	343,055
Starbucks Corp 4.45% 8/15/2049	100,000	86,551
Starbucks Corp 5% 2/15/2034	120,000	120,249
		5,640,818
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	122,119
DR Horton Inc 5% 10/15/2034	120,000	118,366
Lennar Corp 4.75% 11/29/2027	100,000	100,348
PulteGroup Inc 6% 2/15/2035	120,000	127,425
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	98,309
Whirlpool Corp 2.4% 5/15/2031	80,000	66,962
Whirlpool Corp 4.6% 5/15/2050	100,000	79,791
Whirlpool Corp 5.5% 3/1/2033	50,000	49,833
		763,153
Leisure Products - 0.0%
Brunswick Corp/DE 5.85% 3/18/2029	300,000	307,852
Hasbro Inc 3.55% 11/19/2026	445,000	435,270
Hasbro Inc 3.9% 11/19/2029	222,000	210,909
		954,031
Specialty Retail - 0.5%
AutoNation Inc 3.85% 3/1/2032	160,000	145,573
AutoZone Inc 1.65% 1/15/2031	180,000	150,017
AutoZone Inc 3.625% 4/15/2025	270,000	268,637
AutoZone Inc 3.75% 4/18/2029	210,000	201,916
AutoZone Inc 4.5% 2/1/2028	240,000	239,102
AutoZone Inc 5.1% 7/15/2029	50,000	50,739
AutoZone Inc 5.4% 7/15/2034	50,000	50,711
Home Depot Inc/The 1.375% 3/15/2031	460,000	378,771
Home Depot Inc/The 2.375% 3/15/2051	250,000	149,994
Home Depot Inc/The 2.5% 4/15/2027	750,000	719,221
Home Depot Inc/The 2.75% 9/15/2051	160,000	103,786
Home Depot Inc/The 2.95% 6/15/2029	330,000	309,033
Home Depot Inc/The 3% 4/1/2026	900,000	884,020
Home Depot Inc/The 3.3% 4/15/2040	100,000	80,923
Home Depot Inc/The 4.2% 4/1/2043	300,000	264,074
Home Depot Inc/The 4.25% 4/1/2046	150,000	130,788
Home Depot Inc/The 4.4% 3/15/2045	156,000	139,903
Home Depot Inc/The 4.5% 12/6/2048	100,000	89,954
Home Depot Inc/The 4.75% 6/25/2029	130,000	131,390
Home Depot Inc/The 4.95% 6/25/2034	600,000	605,910
Home Depot Inc/The 4.95% 9/15/2052	280,000	268,379
Home Depot Inc/The 5.3% 6/25/2054	200,000	202,061
Home Depot Inc/The 5.875% 12/16/2036	290,000	314,312
Home Depot Inc/The 5.95% 4/1/2041	120,000	130,401
Lowe's Cos Inc 2.8% 9/15/2041	370,000	264,492
Lowe's Cos Inc 3.375% 9/15/2025	210,000	207,791
Lowe's Cos Inc 3.65% 4/5/2029	620,000	595,440
Lowe's Cos Inc 3.7% 4/15/2046	100,000	77,228
Lowe's Cos Inc 4.05% 5/3/2047	132,000	107,127
Lowe's Cos Inc 4.25% 4/1/2052	140,000	114,887
Lowe's Cos Inc 4.45% 4/1/2062	270,000	222,606
Lowe's Cos Inc 4.8% 4/1/2026	300,000	300,821
Lowe's Cos Inc 5% 4/15/2033	260,000	261,560
Lowe's Cos Inc 5% 4/15/2040	330,000	322,904
Lowe's Cos Inc 5.15% 7/1/2033	200,000	203,395
Lowe's Cos Inc 5.625% 4/15/2053	230,000	232,856
Lowe's Cos Inc 5.8% 9/15/2062	50,000	51,089
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	224,524
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	148,753
TJX Cos Inc/The 1.6% 5/15/2031	250,000	207,986
		9,553,074
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc 2.4% 3/27/2025	1,100,000	1,092,143
NIKE Inc 2.75% 3/27/2027	230,000	222,164
NIKE Inc 3.375% 3/27/2050	260,000	193,384
NIKE Inc 3.875% 11/1/2045	110,000	91,271
VF Corp 2.8% 4/23/2027	150,000	141,321
		1,740,283
TOTAL CONSUMER DISCRETIONARY		36,029,217

Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Co/The 1% 3/15/2028	230,000	207,704
Coca-Cola Co/The 1.45% 6/1/2027	120,000	112,110
Coca-Cola Co/The 1.65% 6/1/2030	240,000	207,232
Coca-Cola Co/The 2.125% 9/6/2029	140,000	126,805
Coca-Cola Co/The 2.25% 1/5/2032	120,000	103,935
Coca-Cola Co/The 2.5% 3/15/2051	100,000	62,346
Coca-Cola Co/The 2.5% 6/1/2040	260,000	189,947
Coca-Cola Co/The 2.6% 6/1/2050	230,000	148,156
Coca-Cola Co/The 2.75% 6/1/2060	120,000	75,103
Coca-Cola Co/The 2.875% 5/5/2041	210,000	159,441
Coca-Cola Co/The 3.45% 3/25/2030	160,000	153,220
Coca-Cola Co/The 5% 5/13/2034	520,000	532,396
Coca-Cola Co/The 5.2% 1/14/2055	230,000	230,953
Constellation Brands Inc 2.875% 5/1/2030	560,000	506,864
Constellation Brands Inc 3.6% 2/15/2028	272,000	263,061
Constellation Brands Inc 4.5% 5/9/2047	100,000	87,595
Constellation Brands Inc 4.9% 5/1/2033	80,000	79,025
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	333,802
Keurig Dr Pepper Inc 4.417% 5/25/2025	86,000	85,873
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	114,104
Molson Coors Beverage Co 3% 7/15/2026	254,000	247,229
Molson Coors Beverage Co 4.2% 7/15/2046	160,000	134,764
Molson Coors Beverage Co 5% 5/1/2042	100,000	95,658
PepsiCo Inc 1.4% 2/25/2031	680,000	565,189
PepsiCo Inc 1.625% 5/1/2030	309,000	266,511
PepsiCo Inc 2.625% 10/21/2041	100,000	72,103
PepsiCo Inc 2.75% 10/21/2051	180,000	118,173
PepsiCo Inc 2.85% 2/24/2026	250,000	245,458
PepsiCo Inc 2.875% 10/15/2049	80,000	54,847
PepsiCo Inc 3% 10/15/2027	100,000	96,613
PepsiCo Inc 3.625% 3/19/2050	100,000	78,687
PepsiCo Inc 3.875% 3/19/2060	210,000	167,551
PepsiCo Inc 4.45% 4/14/2046	140,000	126,440
PepsiCo Inc 7% 3/1/2029	100,000	110,158
		6,159,053
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	139,433
Costco Wholesale Corp 1.6% 4/20/2030	240,000	206,917
Costco Wholesale Corp 3% 5/18/2027	210,000	204,502
Dollar General Corp 3.5% 4/3/2030	210,000	193,983
Dollar General Corp 5% 11/1/2032	100,000	97,211
Dollar General Corp 5.2% 7/5/2028	100,000	100,751
Dollar General Corp 5.45% 7/5/2033	120,000	119,874
Dollar Tree Inc 4% 5/15/2025	478,000	475,700
Dollar Tree Inc 4.2% 5/15/2028	160,000	156,396
Kroger Co/The 1.7% 1/15/2031	240,000	201,004
Kroger Co/The 3.5% 2/1/2026	130,000	128,206
Kroger Co/The 3.7% 8/1/2027	120,000	117,403
Kroger Co/The 3.95% 1/15/2050	100,000	79,871
Kroger Co/The 4.45% 2/1/2047	130,000	112,014
Kroger Co/The 4.65% 1/15/2048	50,000	44,184
Kroger Co/The 4.65% 9/15/2029	350,000	350,866
Kroger Co/The 4.9% 9/15/2031	120,000	120,595
Kroger Co/The 5% 9/15/2034	130,000	129,229
Kroger Co/The 5.4% 1/15/2049	70,000	69,545
Kroger Co/The 5.5% 9/15/2054	290,000	287,478
Kroger Co/The 5.65% 9/15/2064	130,000	128,139
Kroger Co/The 7.5% 4/1/2031	110,000	126,235
Sysco Corp 2.4% 2/15/2030	150,000	133,584
Sysco Corp 2.45% 12/14/2031	240,000	205,206
Sysco Corp 3.3% 2/15/2050	260,000	185,361
Sysco Corp 6.6% 4/1/2050	140,000	158,939
Target Corp 1.95% 1/15/2027	280,000	266,654
Target Corp 2.5% 4/15/2026	100,000	97,778
Target Corp 3.375% 4/15/2029	310,000	296,995
Target Corp 3.9% 11/15/2047	270,000	221,080
Target Corp 4.8% 1/15/2053	200,000	187,287
Walmart Inc 1.8% 9/22/2031	240,000	204,510
Walmart Inc 2.5% 9/22/2041	390,000	281,402
Walmart Inc 2.65% 9/22/2051	100,000	65,504
Walmart Inc 3.05% 7/8/2026	400,000	392,074
Walmart Inc 3.25% 7/8/2029	220,000	211,953
Walmart Inc 3.7% 6/26/2028	140,000	137,775
Walmart Inc 3.9% 4/15/2028	100,000	98,990
Walmart Inc 4.1% 4/15/2033	300,000	292,359
Walmart Inc 4.5% 4/15/2053	110,000	101,497
Walmart Inc 5.25% 9/1/2035	645,000	684,325
Walmart Inc 5.625% 4/15/2041	169,000	182,749
		7,995,558
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	307,898
Archer-Daniels-Midland Co 3.75% 9/15/2047	100,000	78,682
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	80,464
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	97,682
Bunge Ltd Fin Corp 2.75% 5/14/2031	110,000	97,105
Bunge Ltd Fin Corp 4.2% 9/17/2029	100,000	98,054
Bunge Ltd Fin Corp 4.65% 9/17/2034	100,000	96,847
Conagra Brands Inc 4.85% 11/1/2028	510,000	510,956
Conagra Brands Inc 5.3% 11/1/2038	121,000	117,552
General Mills Inc 3% 2/1/2051	110,000	73,409
General Mills Inc 4% 4/17/2025	130,000	129,557
General Mills Inc 4.2% 4/17/2028	200,000	197,209
General Mills Inc 4.875% 1/30/2030	330,000	331,713
General Mills Inc 4.95% 3/29/2033	250,000	249,348
Hershey Co/The 1.7% 6/1/2030	340,000	293,229
Hershey Co/The 2.65% 6/1/2050	55,000	35,236
Hormel Foods Corp 1.8% 6/11/2030	200,000	172,146
Ingredion Inc 3.2% 10/1/2026	270,000	262,569
JM Smucker Co 4.25% 3/15/2035	200,000	186,116
JM Smucker Co 6.5% 11/15/2043	270,000	297,138
Kellanova 2.1% 6/1/2030	160,000	140,635
Kellanova 3.25% 4/1/2026	290,000	284,987
Kellanova 7.45% 4/1/2031	110,000	125,102
Kraft Heinz Foods Co 3.75% 4/1/2030	200,000	191,147
Kraft Heinz Foods Co 4.375% 6/1/2046	50,000	42,277
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	92,346
Kraft Heinz Foods Co 5% 6/4/2042	100,000	94,124
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	581,946
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	218,317
Mondelez International Inc 1.875% 10/15/2032	370,000	302,451
Mondelez International Inc 2.75% 4/13/2030	190,000	172,453
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	130,588
Pilgrim's Pride Corp 6.25% 7/1/2033	180,000	188,652
The Campbell's Company 2.375% 4/24/2030	100,000	88,256
The Campbell's Company 4.15% 3/15/2028	410,000	403,212
The Campbell's Company 4.8% 3/15/2048	100,000	90,985
The Campbell's Company 5.4% 3/21/2034	160,000	162,891
Tyson Foods Inc 4% 3/1/2026	160,000	158,539
Tyson Foods Inc 4.35% 3/1/2029	450,000	441,399
Tyson Foods Inc 4.55% 6/2/2047	100,000	86,277
Tyson Foods Inc 4.875% 8/15/2034	80,000	78,232
Tyson Foods Inc 5.1% 9/28/2048	100,000	93,871
		7,881,597
Household Products - 0.1%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	120,968
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	398,365
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	118,906
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	168,120
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	248,419
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	73,391
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	162,736
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	593,468
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	174,435
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	135,147
Procter & Gamble Co/The 3% 3/25/2030	100,000	93,338
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	280,158
		2,567,451
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	277,817
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	197,396
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	88,158
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	252,246
Kenvue Inc 4.9% 3/22/2033	260,000	261,684
Kenvue Inc 5.05% 3/22/2028	140,000	142,908
Kenvue Inc 5.05% 3/22/2053	200,000	195,581
Kenvue Inc 5.35% 3/22/2026	140,000	141,472
		1,557,262
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	520,000	436,437
Altria Group Inc 3.4% 2/4/2041	180,000	136,871
Altria Group Inc 3.4% 5/6/2030	100,000	93,004
Altria Group Inc 3.875% 9/16/2046	374,000	287,241
Altria Group Inc 4.8% 2/14/2029	30,000	29,957
Altria Group Inc 5.8% 2/14/2039	330,000	339,116
Altria Group Inc 5.95% 2/14/2049	240,000	246,810
Altria Group Inc 6.875% 11/1/2033	370,000	411,342
Philip Morris International Inc 4.125% 3/4/2043	330,000	280,153
Philip Morris International Inc 4.25% 11/10/2044	110,000	94,349
Philip Morris International Inc 4.625% 11/1/2029	140,000	139,589
Philip Morris International Inc 4.875% 11/15/2043	224,000	210,267
Philip Morris International Inc 4.875% 2/15/2028	170,000	171,490
Philip Morris International Inc 4.9% 11/1/2034	140,000	138,207
Philip Morris International Inc 5.125% 11/17/2027	170,000	172,674
Philip Morris International Inc 5.125% 2/15/2030	520,000	529,443
Philip Morris International Inc 5.375% 2/15/2033	480,000	491,054
Philip Morris International Inc 5.75% 11/17/2032	120,000	125,847
		4,333,851
TOTAL CONSUMER STAPLES		30,494,772

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	290,000	240,341
Halliburton Co 4.75% 8/1/2043	50,000	45,751
Halliburton Co 5% 11/15/2045	210,000	197,469
Halliburton Co 6.7% 9/15/2038	100,000	113,014
Halliburton Co 7.45% 9/15/2039	120,000	144,846
NOV Inc 3.6% 12/1/2029	280,000	263,627
		1,005,048
Oil, Gas & Consumable Fuels - 1.4%
Apache Corp 5.25% 2/1/2042	250,000	219,218
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	138,502
Boardwalk Pipelines LP 4.95% 12/15/2024	102,000	101,976
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	122,256
Burlington Resources LLC 5.95% 10/15/2036	110,000	117,800
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	129,627
Cheniere Energy Inc 5.65% 4/15/2034	190,000	194,555
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	140,851
Cheniere Energy Partners LP 4% 3/1/2031	280,000	262,960
Cheniere Energy Partners LP 5.75% 8/15/2034 (c)	180,000	183,754
Chevron Corp 1.554% 5/11/2025	70,000	69,061
Chevron Corp 1.995% 5/11/2027	70,000	66,293
Chevron Corp 2.236% 5/11/2030	70,000	62,194
Chevron Corp 2.954% 5/16/2026	231,000	226,177
Chevron Corp 2.978% 5/11/2040	70,000	54,332
Chevron Corp 3.078% 5/11/2050	70,000	49,536
Chevron USA Inc 4.95% 8/15/2047	100,000	94,844
Chevron USA Inc 5.05% 11/15/2044	70,000	69,531
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	50,308
Conoco Funding CO 7.25% 10/15/2031	110,000	125,881
ConocoPhillips 6.5% 2/1/2039	120,000	135,222
ConocoPhillips Co 3.8% 3/15/2052	100,000	77,182
ConocoPhillips Co 4.025% 3/15/2062	230,000	178,026
ConocoPhillips Co 4.7% 1/15/2030	240,000	240,485
ConocoPhillips Co 5% 1/15/2035	290,000	290,766
ConocoPhillips Co 5.05% 9/15/2033	50,000	50,805
ConocoPhillips Co 5.3% 5/15/2053	130,000	127,761
ConocoPhillips Co 5.5% 1/15/2055	140,000	141,000
ConocoPhillips Co 5.55% 3/15/2054	50,000	50,705
ConocoPhillips Co 5.7% 9/15/2063	130,000	133,544
Continental Resources Inc/OK 4.375% 1/15/2028	100,000	97,867
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	50,102
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	77,195
Devon Energy Corp 5% 6/15/2045	315,000	276,919
Devon Energy Corp 5.75% 9/15/2054	110,000	106,021
Diamondback Energy Inc 4.25% 3/15/2052	160,000	128,086
Diamondback Energy Inc 4.4% 3/24/2051	100,000	82,329
Diamondback Energy Inc 5.15% 1/30/2030	160,000	161,917
Diamondback Energy Inc 5.9% 4/18/2064	370,000	368,835
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	68,692
Enbridge Energy Partners LP 7.375% 10/15/2045	110,000	130,152
Energy Transfer LP 3.75% 5/15/2030	390,000	367,994
Energy Transfer LP 4.4% 3/15/2027	170,000	168,866
Energy Transfer LP 4.95% 6/15/2028	567,000	570,962
Energy Transfer LP 5% 5/15/2050	330,000	294,360
Energy Transfer LP 5.25% 4/15/2029	310,000	314,586
Energy Transfer LP 5.3% 4/15/2047	50,000	46,266
Energy Transfer LP 5.4% 10/1/2047	80,000	75,266
Energy Transfer LP 5.8% 6/15/2038	260,000	265,074
Energy Transfer LP 6% 6/15/2048	330,000	334,213
Energy Transfer LP 6.05% 9/1/2054	110,000	113,250
Energy Transfer LP 6.125% 12/15/2045	230,000	237,295
Energy Transfer LP 6.25% 4/15/2049	130,000	136,201
Energy Transfer LP 6.4% 12/1/2030	100,000	106,778
Energy Transfer LP 6.55% 12/1/2033	220,000	238,288
Energy Transfer LP 6.625% 10/15/2036	280,000	306,812
Energy Transfer LP 7.5% 7/1/2038	210,000	243,944
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	512,676
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	202,415
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	70,204
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	211,354
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	313,517
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	229,012
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	89,479
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	51,395
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	160,443
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	129,252
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	515,647
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	132,630
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	145,245
EOG Resources Inc 4.95% 4/15/2050	100,000	93,677
EOG Resources Inc 5.65% 12/1/2054	80,000	82,332
Eqt Corp 5.7% 4/1/2028	154,000	157,497
Eqt Corp 5.75% 2/1/2034	110,000	112,552
Expand Energy Corp 5.375% 3/15/2030	240,000	238,265
Exxon Mobil Corp 2.995% 8/16/2039	350,000	276,283
Exxon Mobil Corp 3.452% 4/15/2051	610,000	455,696
Exxon Mobil Corp 4.114% 3/1/2046	200,000	170,475
Exxon Mobil Corp 4.327% 3/19/2050	100,000	87,198
Hess Corp 5.6% 2/15/2041	190,000	193,956
Hess Corp 7.125% 3/15/2033	170,000	193,022
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	108,390
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	100,000	112,354
Kinder Morgan Inc 3.6% 2/15/2051	170,000	121,950
Kinder Morgan Inc 4.8% 2/1/2033	600,000	583,226
Kinder Morgan Inc 5.05% 2/15/2046	50,000	45,640
Kinder Morgan Inc 5.2% 3/1/2048	264,000	245,202
Kinder Morgan Inc 5.45% 8/1/2052	210,000	202,091
Kinder Morgan Inc 5.55% 6/1/2045	300,000	292,962
Marathon Oil Corp 5.7% 4/1/2034	130,000	138,887
Marathon Oil Corp 6.6% 10/1/2037	120,000	136,100
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	229,663
Marathon Petroleum Corp 4.7% 5/1/2025	370,000	369,570
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	53,866
MPLX LP 4.125% 3/1/2027	60,000	59,266
MPLX LP 4.5% 4/15/2038	570,000	515,073
MPLX LP 4.7% 4/15/2048	226,000	195,144
MPLX LP 4.95% 9/1/2032	130,000	128,253
MPLX LP 5% 3/1/2033	500,000	491,095
MPLX LP 5.5% 2/15/2049	100,000	96,632
Occidental Petroleum Corp 4.2% 3/15/2048	400,000	299,679
Occidental Petroleum Corp 5.55% 10/1/2034	150,000	149,151
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	148,164
Occidental Petroleum Corp 6.125% 1/1/2031	60,000	62,216
Occidental Petroleum Corp 6.375% 9/1/2028	980,000	1,020,519
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	84,056
ONEOK Inc 3.95% 3/1/2050	35,000	26,835
ONEOK Inc 4% 7/13/2027	80,000	78,562
ONEOK Inc 4.25% 9/24/2027	90,000	89,048
ONEOK Inc 4.4% 10/15/2029	60,000	58,950
ONEOK Inc 4.45% 9/1/2049	50,000	41,357
ONEOK Inc 4.75% 10/15/2031	240,000	236,653
ONEOK Inc 4.85% 2/1/2049	130,000	113,141
ONEOK Inc 5% 3/1/2026	147,000	147,338
ONEOK Inc 5.05% 11/1/2034	660,000	650,512
ONEOK Inc 5.2% 7/15/2048	22,000	20,371
ONEOK Inc 5.65% 11/1/2028	60,000	61,874
ONEOK Inc 5.7% 11/1/2054	180,000	179,099
ONEOK Inc 6.1% 11/15/2032	340,000	359,793
ONEOK Inc 6.625% 9/1/2053	130,000	144,443
ONEOK Inc 7.15% 1/15/2051	150,000	171,778
ONEOK Partners LP 6.65% 10/1/2036	350,000	386,312
Ovintiv Inc 5.65% 5/15/2028	250,000	255,007
Ovintiv Inc 6.5% 2/1/2038	170,000	179,323
Ovintiv Inc 6.625% 8/15/2037	100,000	106,632
Phillips 66 3.3% 3/15/2052	180,000	123,380
Phillips 66 3.9% 3/15/2028	380,000	371,205
Phillips 66 4.65% 11/15/2034	220,000	211,180
Phillips 66 Co 4.68% 2/15/2045	100,000	88,112
Phillips 66 Co 4.95% 3/15/2035	110,000	107,003
Phillips 66 Co 5.25% 6/15/2031	100,000	101,812
Phillips 66 Co 5.5% 3/15/2055	50,000	48,800
Phillips 66 Co 5.65% 6/15/2054	130,000	129,460
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	181,074
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	715,756
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	78,164
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	412,150
Schlumberger Investment SA 4.5% 5/15/2028	200,000	200,148
Schlumberger Investment SA 4.85% 5/15/2033	70,000	69,904
Schlumberger Investment SA 5% 6/1/2034	100,000	100,627
Shell Finance US Inc 2.375% 11/7/2029	320,000	290,215
Shell Finance US Inc 3.25% 4/6/2050	240,000	172,655
Shell Finance US Inc 3.75% 9/12/2046	106,000	84,446
Shell Finance US Inc 4.125% 5/11/2035	170,000	160,186
Shell Finance US Inc 4.375% 5/11/2045	160,000	140,669
Shell Finance US Inc 4.55% 8/12/2043	100,000	91,480
Shell International Finance BV 2.5% 9/12/2026	270,000	261,517
Shell International Finance BV 2.875% 11/26/2041	440,000	326,384
Shell International Finance BV 3% 11/26/2051	100,000	67,587
Shell International Finance BV 3.125% 11/7/2049	100,000	70,072
Shell International Finance BV 5.5% 3/25/2040	190,000	197,586
Targa Resources Corp 4.2% 2/1/2033	130,000	121,187
Targa Resources Corp 6.125% 3/15/2033	250,000	263,789
Targa Resources Corp 6.5% 2/15/2053	190,000	208,909
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 1/15/2029	620,000	634,781
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	680,189
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,020,323
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	78,904
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	165,962
Valero Energy Corp 3.4% 9/15/2026	110,000	107,488
Valero Energy Corp 3.65% 12/1/2051	110,000	78,752
Valero Energy Corp 4.35% 6/1/2028	70,000	69,190
Valero Energy Corp 6.625% 6/15/2037	200,000	219,738
Valero Energy Partners LP 4.5% 3/15/2028	270,000	267,896
Western Gas Partners LP 4.05% 2/1/2030 (e)	230,000	218,414
Western Gas Partners LP 5.3% 3/1/2048	150,000	132,593
Western Gas Partners LP 6.15% 4/1/2033	110,000	114,327
Williams Cos Inc/The 3.75% 6/15/2027	460,000	450,047
Williams Cos Inc/The 4.85% 3/1/2048	50,000	45,108
Williams Cos Inc/The 5.1% 9/15/2045	100,000	94,672
Williams Cos Inc/The 5.15% 3/15/2034	130,000	129,718
Williams Cos Inc/The 5.4% 3/2/2026	160,000	161,155
Williams Cos Inc/The 5.65% 3/15/2033	230,000	237,320
Williams Cos Inc/The 5.8% 11/15/2043	100,000	101,644
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	230,180
		33,927,679
TOTAL ENERGY		34,932,727

Financials - 6.1%
Banks - 2.5%
Bank of America Corp 1.658% 3/11/2027 (b)	340,000	326,716
Bank of America Corp 1.734% 7/22/2027 (b)	510,000	485,360
Bank of America Corp 2.087% 6/14/2029 (b)	1,210,000	1,104,264
Bank of America Corp 2.299% 7/21/2032 (b)	110,000	93,407
Bank of America Corp 2.482% 9/21/2036 (b)	320,000	265,931
Bank of America Corp 2.572% 10/20/2032 (b)	1,690,000	1,456,017
Bank of America Corp 2.651% 3/11/2032 (b)	340,000	297,399
Bank of America Corp 2.676% 6/19/2041 (b)	1,480,000	1,073,672
Bank of America Corp 2.687% 4/22/2032 (b)	410,000	358,996
Bank of America Corp 2.831% 10/24/2051 (b)	140,000	92,192
Bank of America Corp 2.972% 2/4/2033 (b)	250,000	219,020
Bank of America Corp 2.972% 7/21/2052 (b)	110,000	74,613
Bank of America Corp 3.194% 7/23/2030 (b)	270,000	251,619
Bank of America Corp 3.419% 12/20/2028 (b)	445,000	427,667
Bank of America Corp 3.946% 1/23/2049 (b)	360,000	294,925
Bank of America Corp 3.95% 4/21/2025	1,320,000	1,314,617
Bank of America Corp 3.97% 3/5/2029 (b)	780,000	760,123
Bank of America Corp 3.974% 2/7/2030 (b)	825,000	797,772
Bank of America Corp 4% 1/22/2025	512,000	511,298
Bank of America Corp 4.078% 4/23/2040 (b)	100,000	88,709
Bank of America Corp 4.083% 3/20/2051 (b)	100,000	83,268
Bank of America Corp 4.244% 4/24/2038 (b)	480,000	441,051
Bank of America Corp 4.271% 7/23/2029 (b)	360,000	353,808
Bank of America Corp 4.33% 3/15/2050 (b)	200,000	173,099
Bank of America Corp 4.376% 4/27/2028 (b)	1,000,000	991,693
Bank of America Corp 5% 1/21/2044	235,000	230,183
Bank of America Corp 5.08% 1/20/2027 (b)	1,000,000	1,002,848
Bank of America Corp 5.202% 4/25/2029 (b)	200,000	202,406
Bank of America Corp 5.425% 8/15/2035 (b)	300,000	299,818
Bank of America Corp 5.518% 10/25/2035 (b)	240,000	241,101
Bank of America Corp 5.872% 9/15/2034 (b)	480,000	506,204
Bank of America Corp 6.11% 1/29/2037	508,000	542,662
Bank of America Corp 6.204% 11/10/2028 (b)	400,000	416,366
Bank of America Corp 6.22% 9/15/2026	480,000	492,220
Bank of America Corp 7.75% 5/14/2038	120,000	145,560
Citibank NA 4.838% 8/6/2029	510,000	513,014
Citigroup Inc 1.122% 1/28/2027 (b)	600,000	574,746
Citigroup Inc 1.462% 6/9/2027 (b)	300,000	285,261
Citigroup Inc 2.561% 5/1/2032 (b)	600,000	518,557
Citigroup Inc 2.572% 6/3/2031 (b)	250,000	220,962
Citigroup Inc 3.07% 2/24/2028 (b)	610,000	587,850
Citigroup Inc 3.2% 10/21/2026	80,000	77,803
Citigroup Inc 3.52% 10/27/2028 (b)	2,060,000	1,989,258
Citigroup Inc 3.785% 3/17/2033 (b)	100,000	91,888
Citigroup Inc 3.878% 1/24/2039 (b)	470,000	407,312
Citigroup Inc 3.887% 1/10/2028 (b)	140,000	137,420
Citigroup Inc 3.98% 3/20/2030 (b)	150,000	144,554
Citigroup Inc 4.075% 4/23/2029 (b)	770,000	753,065
Citigroup Inc 4.45% 9/29/2027	235,000	232,484
Citigroup Inc 4.6% 3/9/2026	1,590,000	1,584,976
Citigroup Inc 4.65% 7/23/2048	195,000	176,177
Citigroup Inc 4.65% 7/30/2045	267,000	242,913
Citigroup Inc 4.75% 5/18/2046	208,000	188,923
Citigroup Inc 5.316% 3/26/2041 (b)	500,000	499,270
Citigroup Inc 5.449% 6/11/2035 (b)	300,000	306,756
Citigroup Inc 5.61% 9/29/2026 (b)	500,000	502,997
Citigroup Inc 5.827% 2/13/2035 (b)	380,000	387,690
Citigroup Inc 5.875% 2/22/2033	310,000	324,475
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	107,447
Citigroup Inc 6.625% 6/15/2032	100,000	109,094
Citigroup Inc 6.675% 9/13/2043	200,000	229,598
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	167,392
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	70,000	68,921
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	150,000	153,050
Comerica Inc 5.982% 1/30/2030 (b)	140,000	142,903
Fifth Third Bancorp 2.55% 5/5/2027	100,000	95,130
Fifth Third Bancorp 3.95% 3/14/2028	50,000	48,711
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	47,486
Fifth Third Bancorp 4.772% 7/28/2030 (b)	170,000	168,499
Fifth Third Bancorp 6.361% 10/27/2028 (b)	380,000	394,626
Fifth Third Bancorp 8.25% 3/1/2038	90,000	110,121
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	275,662
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	290,000	287,072
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	350,000	354,005
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	100,000	104,183
JPMorgan Chase & Co 1.045% 11/19/2026 (b)	1,200,000	1,158,297
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	360,000	339,624
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	300,000	287,057
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	300,000	252,527
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	340,000	310,838
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	340,000	241,360
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	1,080,000	928,008
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	300,000	261,333
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	570,000	518,647
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	184,841
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	360,000	325,441
JPMorgan Chase & Co 3.109% 4/22/2041 (b)	220,000	170,967
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	50,000	35,011
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	320,000	233,895
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	240,000	229,449
JPMorgan Chase & Co 3.897% 1/23/2049 (b)	350,000	286,461
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	550,000	544,437
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	630,000	621,965
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	1,230,000	1,200,786
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	700,000	693,834
JPMorgan Chase & Co 4.95% 6/1/2045	190,000	181,087
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	150,000	151,083
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	460,000	465,574
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	1,600,000	1,636,861
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	445,362
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	340,226
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	258,130
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	440,000	460,635
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	733,549
KeyCorp 2.25% 4/6/2027	280,000	263,877
M&T Bank Corp 5.053% 1/27/2034 (b)	190,000	184,657
M&T Bank Corp 6.082% 3/13/2032 (b)	100,000	103,835
Morgan Stanley Bank NA 4.754% 4/21/2026	1,710,000	1,714,411
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	377,949
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	477,311
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	676,850
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	220,000	211,548
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	500,000	495,177
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	160,000	159,310
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	80,000	81,986
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	200,000	207,254
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	200,000	211,167
Regions Financial Corp 5.502% 9/6/2035 (b)	200,000	200,780
Regions Financial Corp 7.375% 12/10/2037	100,000	114,934
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	108,434
Santander Holdings USA Inc 4.5% 7/17/2025	406,000	404,477
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	104,322
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	430,000	477,117
Truist Financial Corp 1.2% 8/5/2025	850,000	830,478
Truist Financial Corp 1.267% 3/2/2027 (b)	950,000	909,160
Truist Financial Corp 4.916% 7/28/2033 (b)	250,000	241,353
Truist Financial Corp 5.153% 8/5/2032 (b)	160,000	160,722
Truist Financial Corp 5.711% 1/24/2035 (b)	270,000	278,554
Truist Financial Corp 5.867% 6/8/2034 (b)	300,000	312,588
US Bancorp 2.491% 11/3/2036 (b)	100,000	82,870
US Bancorp 2.677% 1/27/2033 (b)	190,000	163,666
US Bancorp 3.9% 4/26/2028	550,000	538,050
US Bancorp 4.839% 2/1/2034 (b)	490,000	479,384
US Bancorp 4.967% 7/22/2033 (b)	150,000	146,896
US Bancorp 5.775% 6/12/2029 (b)	100,000	103,107
US Bancorp 5.85% 10/21/2033 (b)	460,000	480,576
Wachovia Corp 5.5% 8/1/2035	350,000	358,707
Wells Fargo & Co 2.393% 6/2/2028 (b)	220,000	207,535
Wells Fargo & Co 3% 10/23/2026	710,000	688,691
Wells Fargo & Co 3.068% 4/30/2041 (b)	380,000	289,021
Wells Fargo & Co 3.9% 5/1/2045	310,000	255,748
Wells Fargo & Co 3.908% 4/25/2026 (b)	630,000	627,558
Wells Fargo & Co 4.4% 6/14/2046	120,000	101,533
Wells Fargo & Co 4.54% 8/15/2026 (b)	500,000	498,825
Wells Fargo & Co 4.611% 4/25/2053 (b)	1,160,000	1,034,850
Wells Fargo & Co 4.75% 12/7/2046	508,000	450,891
Wells Fargo & Co 4.897% 7/25/2033 (b)	200,000	197,725
Wells Fargo & Co 4.9% 11/17/2045	97,000	87,981
Wells Fargo & Co 5.013% 4/4/2051 (b)	280,000	266,055
Wells Fargo & Co 5.198% 1/23/2030 (b)	720,000	730,008
Wells Fargo & Co 5.375% 11/2/2043	100,000	97,586
Wells Fargo & Co 5.389% 4/24/2034 (b)	580,000	587,490
Wells Fargo & Co 5.557% 7/25/2034 (b)	590,000	605,078
Wells Fargo & Co 5.574% 7/25/2029 (b)	400,000	410,073
Wells Fargo & Co 5.606% 1/15/2044	360,000	358,633
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,782,859
		64,465,787
Capital Markets - 1.6%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	138,003
Ameriprise Financial Inc 3% 4/2/2025	210,000	208,773
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	71,385
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	135,540
Ares Capital Corp 2.875% 6/15/2028	100,000	92,113
Ares Capital Corp 3.2% 11/15/2031	150,000	130,210
Ares Capital Corp 3.875% 1/15/2026	200,000	197,296
Ares Capital Corp 4.25% 3/1/2025	100,000	99,749
Ares Capital Corp 5.95% 7/15/2029	190,000	193,331
Ares Capital Corp 7% 1/15/2027	90,000	93,215
Ares Management Corp 5.6% 10/11/2054	100,000	99,261
Ares Strategic Income Fund 5.6% 2/15/2030 (c)	230,000	227,747
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	144,073
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	221,580
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (b)	500,000	498,435
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	560,000	559,584
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (b)	100,000	99,793
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	151,677
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	260,000	264,136
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	500,000	529,844
BlackRock Funding Inc 4.6% 7/26/2027	90,000	90,629
BlackRock Funding Inc 5% 3/14/2034	100,000	101,418
BlackRock Funding Inc 5.25% 3/14/2054	60,000	60,103
BlackRock Funding Inc 5.35% 1/8/2055	100,000	101,783
Blackrock Inc 2.4% 4/30/2030	550,000	493,240
Blackrock Inc 3.2% 3/15/2027	220,000	214,484
Blackrock Inc 3.25% 4/30/2029	180,000	171,609
Blackrock Inc 4.75% 5/25/2033	80,000	80,084
Blackstone Private Credit Fund 2.7% 1/15/2025	280,000	279,121
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	133,789
Blackstone Private Credit Fund 4.7% 3/24/2025	350,000	349,134
Blackstone Private Credit Fund 5.25% 4/1/2030 (c)	150,000	147,102
Blackstone Private Credit Fund 5.95% 7/16/2029	110,000	111,682
Blackstone Private Credit Fund 6% 11/22/2034 (c)	90,000	89,708
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	51,182
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	52,943
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	210,062
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	246,580
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	100,847
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	108,860
Charles Schwab Corp/The 0.9% 3/11/2026	460,000	438,815
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	164,133
Charles Schwab Corp/The 2% 3/20/2028	120,000	110,633
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	273,428
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	883,879
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	240,000	257,168
CME Group Inc 3.75% 6/15/2028	140,000	137,343
CME Group Inc 5.3% 9/15/2043	150,000	157,122
Franklin Resources Inc 1.6% 10/30/2030	220,000	184,257
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (b)	110,000	109,139
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,000,000	962,848
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	600,000	568,165
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,250,000	1,066,477
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	460,000	399,728
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (b)	470,000	343,822
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	140,000	123,446
Goldman Sachs Group Inc/The 3.5% 4/1/2025	2,620,000	2,608,599
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	943,682
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	630,000	553,933
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	1,650,000	1,619,126
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	820,000	813,585
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	227,911
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	112,390
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	500,000	502,655
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	318,352
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	500,000	507,800
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	241,214
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (b)	110,000	121,103
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	544,846
Golub Capital BDC Inc 6% 7/15/2029	120,000	120,896
HPS Corporate Lending Fund 6.25% 9/30/2029 (c)	100,000	101,430
HPS Corporate Lending Fund 6.75% 1/30/2029 (c)	60,000	61,957
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	129,357
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	195,870
Intercontinental Exchange Inc 3% 9/15/2060	100,000	62,687
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	515,298
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	97,050
Intercontinental Exchange Inc 4% 9/15/2027	380,000	374,958
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	102,456
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	98,104
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	311,148
Invesco Finance PLC 3.75% 1/15/2026	240,000	237,350
Jefferies Financial Group Inc 2.75% 10/15/2032	110,000	92,444
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	488,434
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,244
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	329,951
Lazard Group LLC 4.375% 3/11/2029	110,000	107,923
Lazard Group LLC 4.5% 9/19/2028	100,000	98,689
Legg Mason Inc 5.625% 1/15/2044	60,000	61,408
LPL Holdings Inc 6.75% 11/17/2028	80,000	84,806
Moody's Corp 2% 8/19/2031	140,000	118,212
Moody's Corp 2.55% 8/18/2060	100,000	54,605
Moody's Corp 4.875% 12/17/2048	120,000	111,704
Moody's Corp 5% 8/5/2034	200,000	200,978
Morgan Stanley 1.512% 7/20/2027 (b)	470,000	445,557
Morgan Stanley 1.593% 5/4/2027 (b)	1,100,000	1,051,073
Morgan Stanley 1.794% 2/13/2032 (b)	260,000	216,398
Morgan Stanley 2.188% 4/28/2026 (b)	610,000	603,407
Morgan Stanley 2.239% 7/21/2032 (b)	470,000	396,953
Morgan Stanley 2.484% 9/16/2036 (b)	520,000	429,980
Morgan Stanley 3.625% 1/20/2027	160,000	157,271
Morgan Stanley 3.772% 1/24/2029 (b)	180,000	174,831
Morgan Stanley 3.971% 7/22/2038 (b)	340,000	301,873
Morgan Stanley 4.21% 4/20/2028 (b)	575,000	567,616
Morgan Stanley 4.3% 1/27/2045	120,000	105,347
Morgan Stanley 4.375% 1/22/2047	324,000	286,449
Morgan Stanley 4.457% 4/22/2039 (b)	250,000	232,367
Morgan Stanley 5.042% 7/19/2030 (b)	110,000	110,801
Morgan Stanley 5.123% 2/1/2029 (b)	500,000	504,901
Morgan Stanley 5.164% 4/20/2029 (b)	630,000	636,754
Morgan Stanley 5.25% 4/21/2034 (b)	1,480,000	1,494,420
Morgan Stanley 5.297% 4/20/2037 (b)	330,000	325,931
Morgan Stanley 5.32% 7/19/2035 (b)	570,000	578,298
Morgan Stanley 5.424% 7/21/2034 (b)	480,000	488,785
Morgan Stanley 5.597% 3/24/2051 (b)	190,000	198,819
Morgan Stanley 5.942% 2/7/2039 (b)	200,000	204,754
Morgan Stanley 6.375% 7/24/2042	528,000	599,648
Nasdaq Inc 1.65% 1/15/2031	290,000	242,856
Nasdaq Inc 2.5% 12/21/2040	100,000	69,874
Nasdaq Inc 3.95% 3/7/2052	85,000	66,411
Nasdaq Inc 5.35% 6/28/2028	100,000	102,294
Nasdaq Inc 5.95% 8/15/2053	168,000	177,452
Northern Trust Corp 1.95% 5/1/2030	150,000	130,782
Northern Trust Corp 6.125% 11/2/2032	100,000	108,433
Raymond James Financial Inc 4.95% 7/15/2046	200,000	188,183
S&P Global Inc 1.25% 8/15/2030	120,000	100,323
S&P Global Inc 2.3% 8/15/2060	110,000	58,762
S&P Global Inc 2.45% 3/1/2027	300,000	287,116
S&P Global Inc 2.7% 3/1/2029	270,000	251,048
S&P Global Inc 2.95% 1/22/2027	220,000	213,342
S&P Global Inc 3.9% 3/1/2062	200,000	157,583
S&P Global Inc 4.25% 5/1/2029	110,000	108,618
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	81,394
State Street Corp 1.684% 11/18/2027 (b)	515,000	486,695
State Street Corp 3.031% 11/1/2034 (b)	170,000	154,346
State Street Corp 4.164% 8/4/2033 (b)	110,000	104,566
State Street Corp 4.821% 1/26/2034 (b)	100,000	99,276
State Street Corp 5.272% 8/3/2026	440,000	445,164
State Street Corp 5.684% 11/21/2029 (b)	200,000	207,526
		40,867,940
Consumer Finance - 0.6%
Ally Financial Inc 2.2% 11/2/2028	100,000	90,130
Ally Financial Inc 4.75% 6/9/2027	100,000	99,790
Ally Financial Inc 5.8% 5/1/2025	150,000	150,282
Ally Financial Inc 6.184% 7/26/2035 (b)	200,000	202,661
Ally Financial Inc 6.848% 1/3/2030 (b)	240,000	251,285
Ally Financial Inc 6.992% 6/13/2029 (b)	50,000	52,484
Ally Financial Inc 8% 11/1/2031	100,000	112,385
American Express Co 3.3% 5/3/2027	510,000	494,921
American Express Co 3.95% 8/1/2025	400,000	398,115
American Express Co 4.05% 12/3/2042	140,000	123,323
American Express Co 4.989% 5/26/2033 (b)	150,000	149,583
American Express Co 5.043% 5/1/2034 (b)	250,000	251,601
American Express Co 5.284% 7/26/2035 (b)	420,000	425,892
American Express Co 5.85% 11/5/2027	420,000	434,689
Capital One Financial Corp 2.359% 7/29/2032 (b)	110,000	90,272
Capital One Financial Corp 3.75% 3/9/2027	280,000	273,759
Capital One Financial Corp 3.8% 1/31/2028	438,000	424,304
Capital One Financial Corp 4.2% 10/29/2025	100,000	99,357
Capital One Financial Corp 5.247% 7/26/2030 (b)	470,000	472,524
Capital One Financial Corp 5.468% 2/1/2029 (b)	450,000	455,227
Capital One Financial Corp 5.817% 2/1/2034 (b)	70,000	71,986
Capital One Financial Corp 6.051% 2/1/2035 (b)	200,000	208,655
Capital One Financial Corp 6.312% 6/8/2029 (b)	270,000	280,478
Capital One Financial Corp 6.377% 6/8/2034 (b)	150,000	159,294
Discover Financial Services 4.5% 1/30/2026	208,000	207,083
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	324,471
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	771,654
Ford Motor Credit Co LLC 6.95% 3/6/2026	260,000	264,831
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	225,807
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	555,542
John Deere Capital Corp 1.45% 1/15/2031	170,000	142,380
John Deere Capital Corp 2.35% 3/8/2027	200,000	191,206
John Deere Capital Corp 2.8% 7/18/2029	310,000	288,633
John Deere Capital Corp 2.8% 9/8/2027	290,000	278,217
John Deere Capital Corp 4.35% 9/15/2032	320,000	313,704
John Deere Capital Corp 4.75% 6/8/2026	730,000	734,205
John Deere Capital Corp 4.95% 7/14/2028	450,000	457,874
John Deere Capital Corp 5.05% 6/12/2034	210,000	214,205
John Deere Capital Corp 5.15% 9/8/2033	170,000	174,843
Synchrony Financial 3.95% 12/1/2027	380,000	366,946
Synchrony Financial 5.15% 3/19/2029	109,000	108,142
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	431,100
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	150,971
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	176,095
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	790,359
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	338,401
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	69,557
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,174,975
Toyota Motor Credit Corp 5.55% 11/20/2030	190,000	197,896
		14,722,094
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	95,850
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	150,000	116,994
Berkshire Hathaway Inc 3.125% 3/15/2026	222,000	218,393
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	105,339
Blue Owl Credit Income Corp 5.8% 3/15/2030 (c)	105,000	104,119
Blue Owl Credit Income Corp 6.6% 9/15/2029 (c)	80,000	82,060
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	194,945
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	144,804
BP Capital Markets America Inc 3% 2/24/2050	130,000	87,498
BP Capital Markets America Inc 3.001% 3/17/2052	200,000	133,145
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	616,475
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	608,595
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	74,708
BP Capital Markets America Inc 4.234% 11/6/2028	830,000	820,838
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	148,422
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	178,727
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	123,085
Corebridge Financial Inc 3.65% 4/5/2027	290,000	282,877
Corebridge Financial Inc 3.9% 4/5/2032	210,000	194,941
Corebridge Financial Inc 4.4% 4/5/2052	290,000	243,343
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	292,789
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	60,112
Equitable Holdings Inc 4.35% 4/20/2028	380,000	374,897
Equitable Holdings Inc 5% 4/20/2048	120,000	112,225
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	196,527	167,038
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	235,284
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	172,211
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	101,628
Fiserv Inc 2.25% 6/1/2027	100,000	94,465
Fiserv Inc 3.5% 7/1/2029	520,000	493,171
Fiserv Inc 4.4% 7/1/2049	310,000	268,100
Fiserv Inc 5.375% 8/21/2028	300,000	306,384
Fiserv Inc 5.45% 3/15/2034	270,000	276,267
Fiserv Inc 5.45% 3/2/2028	150,000	153,413
Global Payments Inc 1.2% 3/1/2026	350,000	334,449
Global Payments Inc 2.9% 5/15/2030	310,000	279,055
Global Payments Inc 3.2% 8/15/2029	110,000	101,878
Global Payments Inc 4.45% 6/1/2028	170,000	167,780
Global Payments Inc 5.95% 8/15/2052	100,000	102,155
Jackson Financial Inc 3.125% 11/23/2031	64,000	55,468
Jackson Financial Inc 5.17% 6/8/2027	110,000	110,898
Jackson Financial Inc 5.67% 6/8/2032	85,000	87,174
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	500,000	509,720
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	180,000	190,696
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	110,000	119,819
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	170,000	197,350
Mastercard Inc 2.95% 11/21/2026	615,000	598,028
Mastercard Inc 3.8% 11/21/2046	120,000	98,732
Mastercard Inc 3.85% 3/26/2050	310,000	253,442
Mastercard Inc 3.95% 2/26/2048	100,000	84,368
Mastercard Inc 4.85% 3/9/2033	160,000	162,056
Mastercard Inc 4.875% 3/9/2028	210,000	213,359
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	324,751
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	59,923
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	222,336
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	305,603
National Rural Utilities Cooperative Finance Corp 5.25% 4/20/2046 (b)	140,000	138,591
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	116,771
PayPal Holdings Inc 1.65% 6/1/2025	80,000	78,762
PayPal Holdings Inc 2.3% 6/1/2030	130,000	115,399
PayPal Holdings Inc 2.85% 10/1/2029	420,000	388,876
PayPal Holdings Inc 5.05% 6/1/2052	160,000	155,635
PayPal Holdings Inc 5.15% 6/1/2034	260,000	264,880
Rexford Industrial Realty LP 5% 6/15/2028	100,000	100,288
Sixth Street Lending Partners 6.5% 3/11/2029 (c)	130,000	132,312
Visa Inc 2% 8/15/2050	100,000	57,774
Visa Inc 2.05% 4/15/2030	430,000	380,167
Visa Inc 2.7% 4/15/2040	120,000	91,222
Visa Inc 2.75% 9/15/2027	815,000	783,522
Visa Inc 3.15% 12/14/2025	160,000	157,896
Visa Inc 4.3% 12/14/2045	402,000	361,722
Voya Financial Inc 3.65% 6/15/2026	170,000	167,056
Voya Financial Inc 5.7% 7/15/2043	50,000	49,972
Western Union Co/The 2.75% 3/15/2031	110,000	94,813
Western Union Co/The 2.85% 1/10/2025	100,000	99,771
		15,997,611
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	340,000	323,910
Allstate Corp/The 1.45% 12/15/2030	500,000	410,980
Allstate Corp/The 4.5% 6/15/2043	180,000	159,837
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.7231% 8/15/2053 (b)(f)	160,000	160,398
American International Group Inc 4.375% 6/30/2050	170,000	147,739
American International Group Inc 4.5% 7/16/2044	115,000	102,773
American International Group Inc 4.7% 7/10/2035	200,000	191,141
American International Group Inc 4.75% 4/1/2048	40,000	36,852
American International Group Inc 5.75% 4/1/2048 (b)	190,000	188,890
Aon Corp 4.5% 12/15/2028	310,000	308,006
Aon Global Ltd 4.6% 6/14/2044	165,000	147,191
Aon Global Ltd 4.75% 5/15/2045	140,000	127,232
Aon North America Inc 5.45% 3/1/2034	300,000	308,202
Aon North America Inc 5.75% 3/1/2054	150,000	155,385
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	354,886
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	140,999
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	95,428
Arthur J Gallagher & Co 3.5% 5/20/2051	100,000	72,483
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	102,474
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	186,031
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	116,224
Assurant Inc 4.9% 3/27/2028	100,000	99,981
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	25,411
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	188,791
Athene Holding Ltd 3.5% 1/15/2031	220,000	201,967
Athene Holding Ltd 4.125% 1/12/2028	90,000	88,188
Athene Holding Ltd 6.25% 4/1/2054	100,000	105,231
Athene Holding Ltd 6.625% 10/15/2054 (b)	110,000	110,018
Athene Holding Ltd 6.65% 2/1/2033	100,000	108,699
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	168,483
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	759,369
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	180,000	120,761
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	270,000	217,128
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	113,927
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	88,472
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	282,133
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	175,515
Brighthouse Financial Inc 3.85% 12/22/2051	65,000	44,547
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	319,730
Brown & Brown Inc 4.2% 3/17/2032	140,000	131,617
Brown & Brown Inc 5.65% 6/11/2034	130,000	133,825
Chubb Corp/The 6.5% 5/15/2038	358,000	407,387
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	319,721
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	104,534
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	58,478
Chubb INA Holdings LLC 3.15% 3/15/2025	310,000	308,455
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	65,949
CNA Financial Corp 3.45% 8/15/2027	190,000	184,174
CNA Financial Corp 3.9% 5/1/2029	400,000	387,368
First American Financial Corp 2.4% 8/15/2031	180,000	149,781
Globe Life Inc 2.15% 8/15/2030	270,000	230,830
Hartford Financial Services Group Inc/The 2.8% 8/19/2029	490,000	449,775
Hartford Financial Services Group Inc/The 2.9% 9/15/2051	50,000	33,201
Hartford Financial Services Group Inc/The 4.4% 3/15/2048	30,000	26,210
Lincoln National Corp 3.8% 3/1/2028	230,000	223,484
Lincoln National Corp 4.35% 3/1/2048	210,000	170,963
Markel Group Inc 3.35% 9/17/2029	100,000	94,348
Markel Group Inc 3.5% 11/1/2027	300,000	290,190
Markel Group Inc 5% 5/20/2049	120,000	109,198
Markel Group Inc 6% 5/16/2054	100,000	104,084
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	122,467
Marsh & McLennan Cos Inc 3.5% 3/10/2025	190,000	189,322
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	33,946
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	119,041
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	400,179
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	115,177
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	400,579
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	254,520
Marsh & McLennan Cos Inc 5% 3/15/2035	100,000	100,464
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	141,620
Marsh & McLennan Cos Inc 5.4% 3/15/2055	150,000	151,928
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	200,773
MetLife Inc 4.125% 8/13/2042	180,000	156,082
MetLife Inc 4.55% 3/23/2030	110,000	110,025
MetLife Inc 4.6% 5/13/2046	272,000	248,943
MetLife Inc 4.875% 11/13/2043	145,000	137,621
MetLife Inc 5% 7/15/2052	120,000	114,699
MetLife Inc 5.375% 7/15/2033	210,000	218,545
MetLife Inc 6.375% 6/15/2034	210,000	231,964
MetLife Inc 6.4% 12/15/2066 (b)	150,000	156,038
Principal Financial Group Inc 2.125% 6/15/2030	160,000	139,959
Principal Financial Group Inc 3.4% 5/15/2025	390,000	387,559
Principal Financial Group Inc 3.7% 5/15/2029	180,000	172,961
Principal Financial Group Inc 5.375% 3/15/2033	110,000	112,913
Principal Financial Group Inc 5.5% 3/15/2053	50,000	50,334
Progressive Corp/The 2.5% 3/15/2027	270,000	258,705
Progressive Corp/The 3% 3/15/2032	260,000	233,222
Progressive Corp/The 3.2% 3/26/2030	400,000	372,556
Progressive Corp/The 4.2% 3/15/2048	100,000	86,178
Prudential Financial Inc 3% 3/10/2040	110,000	83,775
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,111
Prudential Financial Inc 3.935% 12/7/2049	70,000	56,108
Prudential Financial Inc 4.35% 2/25/2050	180,000	154,362
Prudential Financial Inc 4.418% 3/27/2048	260,000	225,180
Prudential Financial Inc 4.6% 5/15/2044	110,000	100,730
Prudential Financial Inc 5.125% 3/1/2052 (b)	140,000	134,811
Prudential Financial Inc 5.7% 12/14/2036	120,000	127,092
Prudential Financial Inc 5.7% 9/15/2048 (b)	74,000	74,017
Prudential Financial Inc 6% 9/1/2052 (b)	230,000	232,752
Prudential Financial Inc 6.5% 3/15/2054 (b)	110,000	113,610
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	115,546
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	197,278
The Travelers Companies, Inc. 2.55% 4/27/2050	360,000	226,524
The Travelers Companies, Inc. 3.05% 6/8/2051	100,000	69,517
The Travelers Companies, Inc. 3.75% 5/15/2046	50,000	40,267
The Travelers Companies, Inc. 4.05% 3/7/2048	74,000	62,308
The Travelers Companies, Inc. 6.25% 6/15/2037	256,000	283,835
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	179,262
Unum Group 4% 6/15/2029	100,000	97,136
Unum Group 5.75% 8/15/2042	110,000	111,290
Unum Group 6% 6/15/2054	60,000	62,802
Willis North America Inc 4.5% 9/15/2028	504,000	499,827
Willis North America Inc 5.9% 3/5/2054	190,000	196,948
		19,946,392
TOTAL FINANCIALS		155,999,824

Health Care - 2.7%
Biotechnology - 0.5%
AbbVie Inc 2.95% 11/21/2026	100,000	97,123
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,818,778
AbbVie Inc 4.05% 11/21/2039	210,000	186,928
AbbVie Inc 4.25% 11/14/2028	92,000	91,366
AbbVie Inc 4.25% 11/21/2049	470,000	405,102
AbbVie Inc 4.3% 5/14/2036	25,000	23,507
AbbVie Inc 4.45% 5/14/2046	280,000	250,251
AbbVie Inc 4.5% 5/14/2035	300,000	288,740
AbbVie Inc 4.55% 3/15/2035	50,000	48,391
AbbVie Inc 4.75% 3/15/2045	420,000	393,175
AbbVie Inc 4.8% 3/15/2029	370,000	373,233
AbbVie Inc 4.85% 6/15/2044	340,000	321,649
AbbVie Inc 5.05% 3/15/2034	560,000	567,116
AbbVie Inc 5.4% 3/15/2054	370,000	375,475
Amgen Inc 1.65% 8/15/2028	550,000	495,522
Amgen Inc 1.9% 2/21/2025	100,000	99,346
Amgen Inc 2.8% 8/15/2041	200,000	145,600
Amgen Inc 3% 1/15/2052	100,000	67,262
Amgen Inc 3.15% 2/21/2040	320,000	247,219
Amgen Inc 3.2% 11/2/2027	70,000	67,589
Amgen Inc 3.35% 2/22/2032	140,000	126,991
Amgen Inc 3.375% 2/21/2050	210,000	152,064
Amgen Inc 4.2% 3/1/2033	560,000	528,963
Amgen Inc 4.4% 2/22/2062	110,000	90,138
Amgen Inc 4.4% 5/1/2045	188,000	163,203
Amgen Inc 4.563% 6/15/2048	120,000	104,705
Amgen Inc 4.663% 6/15/2051	100,000	88,558
Amgen Inc 4.875% 3/1/2053	130,000	118,290
Amgen Inc 4.95% 10/1/2041	200,000	188,966
Amgen Inc 5.15% 3/2/2028	400,000	406,003
Amgen Inc 5.25% 3/2/2030	600,000	613,434
Amgen Inc 5.25% 3/2/2033	310,000	315,035
Amgen Inc 5.6% 3/2/2043	250,000	253,757
Amgen Inc 5.65% 3/2/2053	460,000	469,199
Amgen Inc 5.75% 3/2/2063	290,000	295,234
Biogen Inc 2.25% 5/1/2030	280,000	244,529
Biogen Inc 3.15% 5/1/2050	100,000	66,973
Biogen Inc 3.25% 2/15/2051	150,000	102,612
Gilead Sciences Inc 1.65% 10/1/2030	590,000	498,877
Gilead Sciences Inc 2.6% 10/1/2040	580,000	419,765
Gilead Sciences Inc 2.8% 10/1/2050	180,000	117,491
Gilead Sciences Inc 2.95% 3/1/2027	430,000	415,978
Gilead Sciences Inc 4.15% 3/1/2047	112,000	94,596
Gilead Sciences Inc 4.6% 9/1/2035	100,000	96,830
Gilead Sciences Inc 4.75% 3/1/2046	240,000	221,437
Gilead Sciences Inc 4.8% 11/15/2029	250,000	251,366
Gilead Sciences Inc 5.5% 11/15/2054	250,000	256,291
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	252,294
		13,316,951
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	170,000	168,477
Abbott Laboratories 4.75% 4/15/2043	170,000	166,343
Abbott Laboratories 5.3% 5/27/2040	390,000	405,756
Baxter International Inc 1.915% 2/1/2027	330,000	310,933
Baxter International Inc 2.539% 2/1/2032	330,000	281,303
Baxter International Inc 3.95% 4/1/2030	140,000	133,630
Becton Dickinson & Co 2.823% 5/20/2030	260,000	235,438
Becton Dickinson & Co 3.7% 6/6/2027	60,000	58,795
Becton Dickinson & Co 4.669% 6/6/2047	290,000	259,513
Becton Dickinson & Co 4.693% 2/13/2028	130,000	130,402
Becton Dickinson & Co 5.081% 6/7/2029	400,000	405,951
Boston Scientific Corp 4% 3/1/2029	100,000	97,757
Boston Scientific Corp 4.7% 3/1/2049	230,000	214,376
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	123,454
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	244,417
GE HealthCare Technologies Inc 6.377% 11/22/2052	100,000	113,226
Medtronic Global Holdings SCA 4.5% 3/30/2033	80,000	78,364
Medtronic Inc 4.375% 3/15/2035	280,000	269,874
Medtronic Inc 4.625% 3/15/2045	110,000	101,876
Solventum Corp 6% 5/15/2064 (c)	280,000	285,261
Stryker Corp 1.95% 6/15/2030	100,000	86,763
Stryker Corp 2.9% 6/15/2050	200,000	137,849
Stryker Corp 3.5% 3/15/2026	570,000	562,055
Stryker Corp 4.625% 9/11/2034	300,000	293,551
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	180,983
Zimmer Biomet Holdings Inc 3.55% 4/1/2025	175,000	174,173
		5,520,520
Health Care Providers & Services - 1.2%
Aetna Inc 3.875% 8/15/2047	180,000	135,989
Aetna Inc 4.75% 3/15/2044	100,000	87,289
AHS Hospital Corp 2.78% 7/1/2051	250,000	166,082
Allina Health System 3.887% 4/15/2049	40,000	32,613
Banner Health 2.907% 1/1/2042	400,000	293,708
Banner Health 2.913% 1/1/2051	150,000	101,395
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	93,403
Bon Secours Mercy Health Inc 2.095% 6/1/2031	89,000	75,563
Cardinal Health Inc 3.41% 6/15/2027	460,000	446,793
Cardinal Health Inc 4.368% 6/15/2047	30,000	25,282
Cardinal Health Inc 4.9% 9/15/2045	100,000	91,157
Cencora Inc 2.7% 3/15/2031	170,000	149,576
Cencora Inc 2.8% 5/15/2030	300,000	270,797
Centene Corp 2.5% 3/1/2031	110,000	92,350
Centene Corp 2.625% 8/1/2031	365,000	305,050
Centene Corp 3.375% 2/15/2030	400,000	360,270
Centene Corp 4.25% 12/15/2027	410,000	396,473
Centene Corp 4.625% 12/15/2029	390,000	373,924
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	64,411
Cigna Group/The 3.4% 3/1/2027	790,000	769,160
Cigna Group/The 4.125% 11/15/2025	99,000	98,400
Cigna Group/The 4.375% 10/15/2028	100,000	99,067
Cigna Group/The 4.8% 7/15/2046	230,000	208,146
Cigna Group/The 4.8% 8/15/2038	290,000	274,535
Cigna Group/The 4.9% 12/15/2048	350,000	318,492
Cigna Group/The 5.125% 5/15/2031	100,000	101,022
Cigna Group/The 5.25% 2/15/2034	370,000	373,575
Cigna Group/The 5.4% 3/15/2033	300,000	306,956
Cigna Group/The 5.6% 2/15/2054	250,000	250,720
CommonSpirit Health 3.91% 10/1/2050	150,000	117,656
CommonSpirit Health 4.35% 11/1/2042	560,000	488,266
CommonSpirit Health 5.318% 12/1/2034	300,000	305,073
CVS Health Corp 1.75% 8/21/2030	735,000	612,225
CVS Health Corp 2.7% 8/21/2040	400,000	273,795
CVS Health Corp 2.875% 6/1/2026	60,000	58,295
CVS Health Corp 3% 8/15/2026	38,000	36,845
CVS Health Corp 3.25% 8/15/2029	250,000	231,225
CVS Health Corp 4.125% 4/1/2040	100,000	82,813
CVS Health Corp 4.3% 3/25/2028	1,000,000	980,819
CVS Health Corp 4.78% 3/25/2038	612,000	555,902
CVS Health Corp 5.05% 3/25/2048	250,000	221,579
CVS Health Corp 5.125% 2/21/2030	160,000	160,081
CVS Health Corp 5.125% 7/20/2045	420,000	377,728
CVS Health Corp 5.25% 1/30/2031	330,000	330,802
CVS Health Corp 5.3% 12/5/2043	310,000	287,531
CVS Health Corp 5.3% 6/1/2033	470,000	466,407
CVS Health Corp 5.625% 2/21/2053	140,000	133,786
CVS Health Corp 6.05% 6/1/2054	100,000	101,179
CVS Health Corp 6.125% 9/15/2039	100,000	101,862
Elevance Health Inc 2.375% 1/15/2025	1,100,000	1,096,487
Elevance Health Inc 3.125% 5/15/2050	100,000	67,968
Elevance Health Inc 4.101% 3/1/2028	130,000	127,773
Elevance Health Inc 4.55% 3/1/2048	80,000	69,601
Elevance Health Inc 4.625% 5/15/2042	150,000	135,469
Elevance Health Inc 4.65% 1/15/2043	180,000	163,181
Elevance Health Inc 4.75% 2/15/2030	60,000	60,024
Elevance Health Inc 4.75% 2/15/2033	160,000	156,532
Elevance Health Inc 5.1% 1/15/2044	132,000	125,720
Elevance Health Inc 5.2% 2/15/2035	130,000	130,686
Elevance Health Inc 5.5% 10/15/2032	100,000	103,341
Elevance Health Inc 5.65% 6/15/2054	270,000	273,747
Elevance Health Inc 6.1% 10/15/2052	440,000	469,554
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	96,721
HCA Inc 4.125% 6/15/2029	242,000	233,613
HCA Inc 5.125% 6/15/2039	100,000	94,925
HCA Inc 5.25% 6/15/2049	120,000	110,092
HCA Inc 5.45% 4/1/2031	1,100,000	1,115,536
HCA Inc 5.5% 6/15/2047	610,000	584,200
HCA Inc 5.6% 4/1/2034	700,000	707,881
HCA Inc 6% 4/1/2054	180,000	182,445
HCA Inc 6.1% 4/1/2064	100,000	100,983
Humana Inc 1.35% 2/3/2027	170,000	158,076
Humana Inc 2.15% 2/3/2032	170,000	138,992
Humana Inc 3.125% 8/15/2029	100,000	92,712
Humana Inc 3.95% 8/15/2049	100,000	76,886
Humana Inc 4.875% 4/1/2030	380,000	378,777
Humana Inc 4.95% 10/1/2044	180,000	161,418
Humana Inc 5.875% 3/1/2033	170,000	175,566
Icon Investments Six DAC 5.849% 5/8/2029	200,000	205,436
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	132,569
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	79,553
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	215,187
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	81,066
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	397,264
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	140,081
Mass General Brigham Inc 3.342% 7/1/2060	150,000	105,511
Mayo Clinic 3.196% 11/15/2061	120,000	82,327
McKesson Corp 5.1% 7/15/2033	100,000	101,901
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	112,584
Mount Sinai Hospital/The 3.737% 7/1/2049	130,000	87,819
MyMichigan Health 3.409% 6/1/2050	42,000	31,401
Novant Health Inc 3.168% 11/1/2051	110,000	77,045
NYU Langone Hospitals 3.38% 7/1/2055	180,000	128,563
Orlando Health Obligated Grp 3.327% 10/1/2050	68,000	51,321
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	107,433
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	172,244
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	176,894
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	136,422
Sabra Health Care LP 3.2% 12/1/2031	100,000	87,543
Sutter Health 3.361% 8/15/2050	170,000	126,860
Sutter Health 5.164% 8/15/2033	160,000	162,768
Trinity Health Corp 2.632% 12/1/2040	50,000	36,173
UnitedHealth Group Inc 1.25% 1/15/2026	223,000	215,215
UnitedHealth Group Inc 2% 5/15/2030	170,000	148,653
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	234,279
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	335,095
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	793,807
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	75,858
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	70,606
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	215,062
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	363,124
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	69,769
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	942,162
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	129,601
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	297,317
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	59,698
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	170,101
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	583,412
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	344,384
UnitedHealth Group Inc 5.15% 7/15/2034	500,000	508,860
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	102,345
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	103,474
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	321,003
UnitedHealth Group Inc 5.625% 7/15/2054	150,000	155,618
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	106,811
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	479,071
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	354,072
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	147,944
Universal Health Services Inc 2.65% 1/15/2032	140,000	117,161
Universal Health Services Inc 2.65% 10/15/2030	180,000	156,306
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	47,380
		30,359,126
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	138,850
Agilent Technologies Inc 4.75% 9/9/2034	140,000	136,674
Danaher Corp 2.6% 10/1/2050	245,000	155,842
Revvity Inc 2.25% 9/15/2031	100,000	83,813
Revvity Inc 3.3% 9/15/2029	150,000	139,821
Revvity Inc 3.625% 3/15/2051	45,000	32,418
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	477,938
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	301,449
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	433,400
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	122,143
		2,022,348
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	146,237
Bristol-Myers Squibb Co 2.55% 11/13/2050	410,000	252,351
Bristol-Myers Squibb Co 3.2% 6/15/2026	1,626,000	1,596,005
Bristol-Myers Squibb Co 3.4% 7/26/2029	31,000	29,513
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	178,300
Bristol-Myers Squibb Co 3.9% 2/20/2028	270,000	265,847
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	91,259
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	89,895
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	85,315
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	86,911
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	142,660
Bristol-Myers Squibb Co 4.9% 2/22/2029	190,000	192,710
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	106,162
Bristol-Myers Squibb Co 5.2% 2/22/2034	280,000	286,638
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	257,631
Bristol-Myers Squibb Co 5.55% 2/22/2054	193,000	199,590
Bristol-Myers Squibb Co 6.4% 11/15/2063	250,000	284,209
Eli Lilly & Co 2.25% 5/15/2050	685,000	409,358
Eli Lilly & Co 3.95% 3/15/2049	220,000	183,493
Eli Lilly & Co 4.15% 3/15/2059	100,000	83,776
Eli Lilly & Co 4.2% 8/14/2029	290,000	287,430
Eli Lilly & Co 4.6% 8/14/2034	290,000	285,972
Eli Lilly & Co 4.875% 2/27/2053	60,000	57,483
Eli Lilly & Co 4.95% 2/27/2063	110,000	104,931
Eli Lilly & Co 5.1% 2/9/2064	290,000	281,824
Haleon UK Capital PLC 3.125% 3/24/2025	340,000	338,287
Haleon US Capital LLC 3.375% 3/24/2027	250,000	243,175
Haleon US Capital LLC 3.625% 3/24/2032	250,000	230,831
Johnson & Johnson 0.55% 9/1/2025	100,000	97,086
Johnson & Johnson 2.1% 9/1/2040	590,000	412,238
Johnson & Johnson 2.25% 9/1/2050	100,000	61,862
Johnson & Johnson 2.45% 9/1/2060	310,000	182,461
Johnson & Johnson 3.4% 1/15/2038	388,000	334,178
Johnson & Johnson 4.5% 12/5/2043	100,000	97,503
Johnson & Johnson 4.9% 6/1/2031	100,000	102,342
Merck & Co Inc 2.15% 12/10/2031	380,000	324,645
Merck & Co Inc 2.35% 6/24/2040	210,000	147,787
Merck & Co Inc 2.45% 6/24/2050	200,000	123,024
Merck & Co Inc 2.75% 12/10/2051	150,000	96,726
Merck & Co Inc 3.6% 9/15/2042	130,000	105,548
Merck & Co Inc 3.7% 2/10/2045	322,000	260,709
Merck & Co Inc 4.15% 5/18/2043	100,000	87,759
Merck & Co Inc 4.5% 5/17/2033	400,000	394,646
Merck & Co Inc 4.9% 5/17/2044	300,000	290,403
Merck & Co Inc 5% 5/17/2053	170,000	163,841
Mylan Inc 5.2% 4/15/2048	74,000	63,837
Mylan Inc 5.4% 11/29/2043	170,000	157,232
Novartis Capital Corp 2.2% 8/14/2030	290,000	256,794
Novartis Capital Corp 2.75% 8/14/2050	310,000	209,081
Novartis Capital Corp 4.4% 5/6/2044	120,000	110,439
Pfizer Inc 2.55% 5/28/2040	120,000	86,777
Pfizer Inc 2.7% 5/28/2050	100,000	65,182
Pfizer Inc 3.45% 3/15/2029	100,000	96,114
Pfizer Inc 3.9% 3/15/2039	70,000	61,139
Pfizer Inc 4% 12/15/2036	190,000	174,111
Pfizer Inc 4% 3/15/2049	300,000	247,849
Pfizer Inc 4.3% 6/15/2043	106,000	94,065
Pfizer Inc 4.4% 5/15/2044	110,000	99,231
Pfizer Inc 7.2% 3/15/2039	230,000	277,161
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2026	1,590,000	1,588,486
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	498,857
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	300,013
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	356,218
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	196,064
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	878,000	867,948
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	145,623
Pharmacia LLC 6.6% 12/1/2028 (b)	190,000	204,022
Royalty Pharma PLC 3.35% 9/2/2051	290,000	193,177
Royalty Pharma PLC 5.9% 9/2/2054	100,000	100,663
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/2026	14,000	13,678
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	190,020
Viatris Inc 2.7% 6/22/2030	428,000	375,518
Viatris Inc 3.85% 6/22/2040	200,000	155,647
Viatris Inc 4% 6/22/2050	70,000	50,188
Wyeth LLC 5.95% 4/1/2037	50,000	53,850
Zoetis Inc 3% 9/12/2027	50,000	48,060
Zoetis Inc 3.95% 9/12/2047	290,000	234,718
		17,652,313
TOTAL HEALTH CARE		68,871,258

Industrials - 1.7%
Aerospace & Defense - 0.7%
Boeing Co 2.75% 2/1/2026	140,000	136,183
Boeing Co 2.95% 2/1/2030	220,000	196,892
Boeing Co 3.2% 3/1/2029	320,000	295,234
Boeing Co 3.25% 2/1/2035	100,000	80,598
Boeing Co 3.375% 6/15/2046	120,000	80,466
Boeing Co 3.75% 2/1/2050	70,000	49,485
Boeing Co 3.825% 3/1/2059	100,000	66,539
Boeing Co 3.9% 5/1/2049	130,000	93,079
Boeing Co 3.95% 8/1/2059	160,000	108,697
Boeing Co 4.875% 5/1/2025	2,590,000	2,586,930
Boeing Co 5.705% 5/1/2040	700,000	678,726
Boeing Co 5.805% 5/1/2050	320,000	305,969
Boeing Co 5.93% 5/1/2060	330,000	312,004
Boeing Co 6.298% 5/1/2029 (c)	170,000	177,067
Boeing Co 6.388% 5/1/2031 (c)	120,000	126,401
Boeing Co 6.528% 5/1/2034 (c)	486,000	516,761
Boeing Co 6.858% 5/1/2054 (c)	70,000	76,022
Boeing Co 6.875% 3/15/2039	160,000	171,129
GE Aerospace 4.25% 5/1/2040	50,000	43,859
GE Aerospace 4.35% 5/1/2050	170,000	150,211
GE Aerospace 4.5% 3/11/2044	200,000	181,142
General Dynamics Corp 2.625% 11/15/2027	180,000	171,349
General Dynamics Corp 2.85% 6/1/2041	120,000	89,472
General Dynamics Corp 3.25% 4/1/2025	1,040,000	1,034,491
General Dynamics Corp 3.75% 5/15/2028	100,000	97,713
General Dynamics Corp 4.25% 4/1/2040	104,000	94,373
General Dynamics Corp 4.25% 4/1/2050	30,000	25,976
Howmet Aerospace Inc 5.9% 2/1/2027	455,000	466,562
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	53,029
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	163,418
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	483,078
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	91,197
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	173,981
Lockheed Martin Corp 3.6% 3/1/2035	450,000	404,757
Lockheed Martin Corp 3.9% 6/15/2032	160,000	151,584
Lockheed Martin Corp 4.07% 12/15/2042	110,000	95,842
Lockheed Martin Corp 4.09% 9/15/2052	119,000	98,831
Lockheed Martin Corp 4.15% 6/15/2053	150,000	125,918
Lockheed Martin Corp 4.7% 5/15/2046	136,000	126,979
Lockheed Martin Corp 4.8% 8/15/2034	390,000	387,906
Lockheed Martin Corp 5.1% 11/15/2027	210,000	214,118
Lockheed Martin Corp 5.7% 11/15/2054	100,000	106,995
Lockheed Martin Corp 5.9% 11/15/2063	150,000	164,623
Lockheed Martin Corp 6.15% 9/1/2036	100,000	110,593
Northrop Grumman Corp 2.93% 1/15/2025	120,000	119,699
Northrop Grumman Corp 3.25% 1/15/2028	100,000	96,127
Northrop Grumman Corp 3.85% 4/15/2045	130,000	106,221
Northrop Grumman Corp 4.03% 10/15/2047	328,000	271,169
Northrop Grumman Corp 4.4% 5/1/2030	210,000	207,088
Northrop Grumman Corp 4.7% 3/15/2033	120,000	118,594
Northrop Grumman Corp 4.75% 6/1/2043	110,000	102,736
Northrop Grumman Corp 5.15% 5/1/2040	150,000	148,549
Northrop Grumman Corp 5.2% 6/1/2054	105,000	102,751
Northrop Grumman Corp 5.25% 5/1/2050	70,000	68,790
RTX Corp 1.9% 9/1/2031	470,000	391,227
RTX Corp 2.25% 7/1/2030	130,000	114,251
RTX Corp 2.82% 9/1/2051	210,000	134,803
RTX Corp 3.75% 11/1/2046	100,000	78,985
RTX Corp 3.95% 8/16/2025	80,000	79,639
RTX Corp 4.125% 11/16/2028	400,000	392,875
RTX Corp 4.35% 4/15/2047	100,000	86,336
RTX Corp 4.45% 11/16/2038	360,000	332,163
RTX Corp 4.5% 6/1/2042	40,000	36,135
RTX Corp 4.875% 10/15/2040	210,000	200,088
RTX Corp 5.15% 2/27/2033	100,000	101,380
RTX Corp 5.7% 4/15/2040	160,000	167,742
RTX Corp 6.1% 3/15/2034	500,000	537,901
RTX Corp 6.125% 7/15/2038	640,000	694,705
Textron Inc 4% 3/15/2026	200,000	197,937
		16,254,070
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	303,803
FedEx Corp 3.25% 5/15/2041	310,000	235,568
FedEx Corp 3.875% 8/1/2042	50,000	40,385
FedEx Corp 3.9% 2/1/2035	120,000	108,827
FedEx Corp 4.05% 2/15/2048	80,000	64,312
FedEx Corp 4.1% 2/1/2045	130,000	106,475
FedEx Corp 4.25% 5/15/2030	130,000	127,933
FedEx Corp 4.9% 1/15/2034	100,000	100,300
FedEx Corp 4.95% 10/17/2048	80,000	73,200
FedEx Corp 5.25% 5/15/2050	178,000	171,101
United Parcel Service Inc 3.05% 11/15/2027	150,000	144,608
United Parcel Service Inc 3.4% 11/15/2046	190,000	144,927
United Parcel Service Inc 3.75% 11/15/2047	160,000	127,382
United Parcel Service Inc 3.9% 4/1/2025	350,000	349,004
United Parcel Service Inc 4.45% 4/1/2030	150,000	149,700
United Parcel Service Inc 4.875% 3/3/2033	160,000	161,371
United Parcel Service Inc 5.2% 4/1/2040	100,000	100,717
United Parcel Service Inc 5.5% 5/22/2054	380,000	392,396
United Parcel Service Inc 6.2% 1/15/2038	234,000	259,304
		3,161,313
Building Products - 0.1%
Carrier Global Corp 2.242% 2/15/2025	300,000	298,213
Carrier Global Corp 2.493% 2/15/2027	100,000	95,670
Carrier Global Corp 2.722% 2/15/2030	410,000	370,796
Carrier Global Corp 3.377% 4/5/2040	150,000	120,304
Carrier Global Corp 3.577% 4/5/2050	100,000	76,243
Carrier Global Corp 5.9% 3/15/2034	521,000	551,384
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	254,227
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	236,182
Masco Corp 1.5% 2/15/2028	100,000	90,835
Masco Corp 2% 2/15/2031	90,000	76,457
Masco Corp 3.125% 2/15/2051	90,000	60,020
Owens Corning 3.4% 8/15/2026	100,000	97,756
Owens Corning 3.875% 6/1/2030	70,000	66,783
Owens Corning 4.3% 7/15/2047	110,000	91,963
Owens Corning 5.7% 6/15/2034	120,000	124,861
Owens Corning 5.95% 6/15/2054	100,000	105,673
		2,717,367
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	412,979
Republic Services Inc 3.95% 5/15/2028	200,000	195,720
Republic Services Inc 5% 12/15/2033	140,000	140,824
Republic Services Inc 5.2% 11/15/2034	200,000	204,117
Veralto Corp 5.45% 9/18/2033	110,000	112,748
Waste Connections Inc 3.05% 4/1/2050	250,000	169,668
Waste Management Inc 1.5% 3/15/2031	140,000	116,168
Waste Management Inc 2.5% 11/15/2050	150,000	92,893
Waste Management Inc 2.95% 6/1/2041	130,000	98,568
Waste Management Inc 3.15% 11/15/2027	50,000	48,214
Waste Management Inc 4.15% 4/15/2032	220,000	212,108
Waste Management Inc 4.65% 3/15/2030	140,000	139,802
Waste Management Inc 4.95% 3/15/2035	140,000	140,242
Waste Management Inc 4.95% 7/3/2027	70,000	70,804
Waste Management Inc 4.95% 7/3/2031	70,000	71,094
Waste Management Inc 5.35% 10/15/2054	140,000	142,321
		2,368,270
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	220,000	144,622
Hubbell Inc 3.35% 3/1/2026	110,000	108,171
Regal Rexnord Corp 6.3% 2/15/2030	290,000	302,472
Regal Rexnord Corp 6.4% 4/15/2033	50,000	52,691
Rockwell Automation Inc 4.2% 3/1/2049	100,000	86,845
		694,801
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	185,688
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	20,760
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	534,945
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	254,428
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	152,994
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	84,955
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	137,173
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	100,027
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	240,000	239,646
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	176,277
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	106,302
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	77,376
CSX Corp 2.4% 2/15/2030	340,000	304,870
CSX Corp 2.5% 5/15/2051	110,000	67,378
CSX Corp 3.35% 11/1/2025	250,000	246,960
CSX Corp 3.8% 3/1/2028	50,000	48,930
CSX Corp 4.25% 3/15/2029	150,000	148,492
CSX Corp 4.3% 3/1/2048	210,000	181,528
CSX Corp 4.4% 3/1/2043	50,000	45,116
CSX Corp 4.65% 3/1/2068	280,000	243,093
CSX Corp 4.75% 11/15/2048	160,000	147,871
CSX Corp 6.15% 5/1/2037	100,000	109,726
Norfolk Southern Corp 2.9% 6/15/2026	370,000	360,780
Norfolk Southern Corp 3.05% 5/15/2050	100,000	68,362
Norfolk Southern Corp 3.155% 5/15/2055	100,000	67,221
Norfolk Southern Corp 3.8% 8/1/2028	72,000	70,318
Norfolk Southern Corp 3.95% 10/1/2042	305,000	257,480
Norfolk Southern Corp 4.1% 5/15/2121	200,000	147,809
Norfolk Southern Corp 4.15% 2/28/2048	100,000	84,011
Norfolk Southern Corp 4.55% 6/1/2053	80,000	70,469
Norfolk Southern Corp 5.35% 8/1/2054	60,000	59,983
Norfolk Southern Corp 5.55% 3/15/2034	230,000	239,760
Uber Technologies Inc 4.3% 1/15/2030	110,000	107,627
Uber Technologies Inc 4.8% 9/15/2034	110,000	107,678
Uber Technologies Inc 5.35% 9/15/2054	110,000	107,300
Union Pacific Corp 2.15% 2/5/2027	120,000	114,389
Union Pacific Corp 2.75% 3/1/2026	360,000	352,229
Union Pacific Corp 2.891% 4/6/2036	390,000	324,756
Union Pacific Corp 3.25% 2/5/2050	270,000	194,716
Union Pacific Corp 3.375% 2/14/2042	150,000	119,654
Union Pacific Corp 3.799% 4/6/2071	330,000	241,547
Union Pacific Corp 3.85% 2/14/2072	230,000	171,336
Union Pacific Corp 3.875% 2/1/2055	80,000	63,481
Union Pacific Corp 4% 4/15/2047	90,000	74,751
Union Pacific Corp 5.15% 1/20/2063	320,000	310,948
		7,331,140
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	316,488
3M Co 2.375% 8/26/2029	270,000	244,447
3M Co 2.875% 10/15/2027	210,000	201,069
3M Co 3.25% 8/26/2049	100,000	72,322
3M Co 3.375% 3/1/2029	110,000	104,842
3M Co 3.7% 4/15/2050	96,000	74,040
3M Co 3.875% 6/15/2044	140,000	116,208
3M Co 5.7% 3/15/2037	100,000	105,953
Honeywell International Inc 1.35% 6/1/2025	100,000	98,343
Honeywell International Inc 1.95% 6/1/2030	100,000	87,383
Honeywell International Inc 2.5% 11/1/2026	580,000	560,212
Honeywell International Inc 2.7% 8/15/2029	210,000	194,798
Honeywell International Inc 2.8% 6/1/2050	200,000	134,795
Honeywell International Inc 4.7% 2/1/2030	110,000	110,492
Honeywell International Inc 4.875% 9/1/2029	120,000	122,045
Honeywell International Inc 5% 2/15/2033	440,000	447,802
Honeywell International Inc 5% 3/1/2035	190,000	191,636
Honeywell International Inc 5.25% 3/1/2054	120,000	119,407
Honeywell International Inc 5.35% 3/1/2064	70,000	70,345
Honeywell International Inc 5.7% 3/15/2037	100,000	106,638
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	174,527
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	82,027
		3,735,819
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	495,772
Caterpillar Inc 2.6% 4/9/2030	210,000	191,093
Caterpillar Inc 3.25% 4/9/2050	130,000	95,036
Caterpillar Inc 3.25% 9/19/2049	170,000	125,058
Caterpillar Inc 3.803% 8/15/2042	200,000	169,386
Caterpillar Inc 5.2% 5/27/2041	300,000	305,156
Cummins Inc 1.5% 9/1/2030	190,000	160,983
Cummins Inc 4.875% 10/1/2043	250,000	239,825
Deere & Co 2.875% 9/7/2049	190,000	131,708
Eaton Corp 4.15% 11/2/2042	100,000	88,259
Eaton Corp 4.15% 3/15/2033	340,000	327,273
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	85,475
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	225,093
Ingersoll Rand Inc 5.7% 8/14/2033	340,000	354,583
Otis Worldwide Corp 2.293% 4/5/2027	170,000	161,630
Otis Worldwide Corp 2.565% 2/15/2030	220,000	197,581
Otis Worldwide Corp 3.362% 2/15/2050	80,000	58,828
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	174,920
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	198,648
Parker-Hannifin Corp 4% 6/14/2049	160,000	132,928
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	168,910
Stanley Black & Decker Inc 2.75% 11/15/2050	151,000	92,229
Stanley Black & Decker Inc 3% 5/15/2032	190,000	166,558
Stanley Black & Decker Inc 6% 3/6/2028	100,000	104,207
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	194,950
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	200,000	199,237
		4,845,326
Passenger Airlines - 0.0%
American Airls Pass Thru Tr 2021-1a equipment trust certificate 2.875% 1/11/2036	187,478	164,714
Southwest Airlines Co 5.125% 6/15/2027	251,000	253,109
Southwest Airlines Co 5.25% 5/4/2025	130,000	130,020
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	78,400	78,220
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	254,191	262,837
		888,900
Professional Services - 0.0%
Leidos Inc 5.75% 3/15/2033	140,000	144,279
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	190,000	172,595
Air Lease Corp 2.2% 1/15/2027	140,000	132,893
Air Lease Corp 3.625% 12/1/2027	140,000	135,483
Air Lease Corp 3.75% 6/1/2026	290,000	285,530
Air Lease Corp 4.625% 10/1/2028	350,000	348,338
Air Lease Corp 5.2% 7/15/2031	300,000	302,420
Ferguson Enterprises Inc 5% 10/3/2034	100,000	97,986
GATX Corp 6.05% 3/15/2034	130,000	138,427
GATX Corp 6.9% 5/1/2034	300,000	337,219
WW Grainger Inc 3.75% 5/15/2046	120,000	97,827
WW Grainger Inc 4.45% 9/15/2034	100,000	97,831
		2,146,549
TOTAL INDUSTRIALS		44,287,834

Information Technology - 2.2%
Communications Equipment - 0.0%
Cisco Systems Inc 4.85% 2/26/2029	300,000	304,809
Cisco Systems Inc 5.05% 2/26/2034	300,000	305,900
Cisco Systems Inc 5.3% 2/26/2054	140,000	143,509
Cisco Systems Inc 5.5% 1/15/2040	192,000	200,669
Cisco Systems Inc 5.9% 2/15/2039	400,000	435,102
Motorola Solutions Inc 2.3% 11/15/2030	330,000	285,430
Motorola Solutions Inc 4.6% 2/23/2028	110,000	109,961
Motorola Solutions Inc 5.4% 4/15/2034	130,000	132,678
		1,918,058
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.2% 9/15/2031	140,000	118,630
Amphenol Corp 5.25% 4/5/2034	180,000	184,003
Amphenol Corp 5.375% 11/15/2054	88,000	88,563
Corning Inc 5.35% 11/15/2048	300,000	293,907
Corning Inc 5.75% 8/15/2040	100,000	103,136
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	164,359
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	450,877
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	91,940
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	115,613
Dell International LLC / EMC Corp 8.1% 7/15/2036	310,000	375,983
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	122,036
Keysight Technologies Inc 4.95% 10/15/2034	120,000	117,994
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	92,464
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	88,420
Vontier Corp 1.8% 4/1/2026	180,000	172,405
Vontier Corp 2.4% 4/1/2028	70,000	63,886
		2,644,216
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	410,688
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	62,711
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	110,000	109,473
IBM Corporation 1.7% 5/15/2027	800,000	748,071
IBM Corporation 1.95% 5/15/2030	100,000	86,676
IBM Corporation 2.85% 5/15/2040	110,000	81,744
IBM Corporation 2.95% 5/15/2050	100,000	66,590
IBM Corporation 3.43% 2/9/2052	180,000	130,522
IBM Corporation 3.5% 5/15/2029	520,000	498,150
IBM Corporation 4.15% 5/15/2039	450,000	400,901
IBM Corporation 4.5% 2/6/2028	680,000	680,581
IBM Corporation 4.7% 2/19/2046	204,000	186,623
IBM Corporation 5.6% 11/30/2039	540,000	562,016
IBM Corporation 5.875% 11/29/2032	120,000	128,442
		4,153,188
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	61,545
Analog Devices Inc 1.7% 10/1/2028	150,000	135,660
Analog Devices Inc 2.1% 10/1/2031	140,000	119,451
Analog Devices Inc 2.8% 10/1/2041	150,000	110,230
Analog Devices Inc 2.95% 10/1/2051	160,000	108,446
Analog Devices Inc 2.95% 4/1/2025	240,000	238,502
Applied Materials Inc 1.75% 6/1/2030	170,000	146,761
Applied Materials Inc 3.3% 4/1/2027	190,000	185,377
Applied Materials Inc 4.35% 4/1/2047	90,000	79,975
Applied Materials Inc 5.1% 10/1/2035	120,000	122,894
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	770,000	758,433
Broadcom Inc 2.45% 2/15/2031 (c)	160,000	139,552
Broadcom Inc 2.6% 2/15/2033 (c)	100,000	83,777
Broadcom Inc 3.137% 11/15/2035 (c)	290,000	241,243
Broadcom Inc 3.15% 11/15/2025	230,000	226,567
Broadcom Inc 3.187% 11/15/2036 (c)	220,000	180,854
Broadcom Inc 3.419% 4/15/2033 (c)	190,000	168,944
Broadcom Inc 3.459% 9/15/2026	432,000	423,207
Broadcom Inc 3.469% 4/15/2034 (c)	230,000	202,867
Broadcom Inc 3.75% 2/15/2051 (c)	530,000	407,219
Broadcom Inc 4.15% 11/15/2030	250,000	241,718
Broadcom Inc 4.15% 4/15/2032 (c)	100,000	94,903
Broadcom Inc 4.3% 11/15/2032	410,000	393,329
Broadcom Inc 4.55% 2/15/2032	480,000	469,798
Broadcom Inc 4.8% 10/15/2034	480,000	469,487
Broadcom Inc 4.926% 5/15/2037 (c)	200,000	194,086
Broadcom Inc 5% 4/15/2030	292,000	295,143
Broadcom Inc 5.05% 7/12/2029	200,000	202,252
Intel Corp 2% 8/12/2031	50,000	41,416
Intel Corp 2.45% 11/15/2029	720,000	643,082
Intel Corp 2.8% 8/12/2041	220,000	148,663
Intel Corp 3.05% 8/12/2051	50,000	30,953
Intel Corp 3.2% 8/12/2061	100,000	59,551
Intel Corp 3.25% 11/15/2049	180,000	116,909
Intel Corp 3.734% 12/8/2047	110,000	78,716
Intel Corp 4.15% 8/5/2032	110,000	103,469
Intel Corp 4.6% 3/25/2040	110,000	96,711
Intel Corp 4.75% 3/25/2050	390,000	326,237
Intel Corp 4.875% 2/10/2028	1,000,000	1,001,836
Intel Corp 5.05% 8/5/2062	470,000	399,090
Intel Corp 5.2% 2/10/2033	540,000	540,015
Intel Corp 5.7% 2/10/2053	120,000	114,551
Intel Corp 5.9% 2/10/2063	190,000	184,801
KLA Corp 4.1% 3/15/2029	160,000	157,546
KLA Corp 4.65% 7/15/2032	450,000	449,151
KLA Corp 5.25% 7/15/2062	120,000	119,451
Lam Research Corp 2.875% 6/15/2050	150,000	100,408
Lam Research Corp 3.125% 6/15/2060	50,000	32,688
Lam Research Corp 4% 3/15/2029	210,000	206,103
Marvell Technology Inc 1.65% 4/15/2026	230,000	220,090
Marvell Technology Inc 2.45% 4/15/2028	120,000	111,089
Marvell Technology Inc 5.95% 9/15/2033	70,000	73,792
Microchip Technology Inc 5.05% 3/15/2029	160,000	160,850
Micron Technology Inc 3.366% 11/1/2041	90,000	68,506
Micron Technology Inc 4.663% 2/15/2030	120,000	118,530
Micron Technology Inc 5.3% 1/15/2031	100,000	101,368
Micron Technology Inc 5.327% 2/6/2029	310,000	314,812
Micron Technology Inc 5.375% 4/15/2028	300,000	305,671
Micron Technology Inc 5.875% 9/15/2033	100,000	104,597
NVIDIA Corp 2% 6/15/2031	480,000	414,867
NVIDIA Corp 3.5% 4/1/2040	90,000	77,043
NVIDIA Corp 3.5% 4/1/2050	167,000	131,442
QUALCOMM Inc 2.15% 5/20/2030	380,000	335,319
QUALCOMM Inc 4.3% 5/20/2047	313,000	270,770
QUALCOMM Inc 4.5% 5/20/2052	180,000	158,678
QUALCOMM Inc 4.8% 5/20/2045	130,000	121,956
Texas Instruments Inc 2.25% 9/4/2029	510,000	462,695
Texas Instruments Inc 2.9% 11/3/2027	160,000	153,869
Texas Instruments Inc 3.875% 3/15/2039	210,000	186,882
Texas Instruments Inc 4.9% 3/14/2033	270,000	274,741
Texas Instruments Inc 5.05% 5/18/2063	210,000	201,282
		15,822,416
Software - 0.8%
Adobe Inc 2.15% 2/1/2027	240,000	229,239
Adobe Inc 4.95% 4/4/2034	160,000	162,912
AppLovin Corp 5.125% 12/1/2029 (g)	150,000	151,033
AppLovin Corp 5.5% 12/1/2034 (g)	300,000	303,339
Autodesk Inc 2.85% 1/15/2030	140,000	128,197
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	177,862
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	88,366
Fortinet Inc 1% 3/15/2026	210,000	200,222
Microsoft Corp 2.4% 8/8/2026	520,000	503,438
Microsoft Corp 2.5% 9/15/2050	230,000	147,212
Microsoft Corp 2.525% 6/1/2050	510,000	330,998
Microsoft Corp 2.675% 6/1/2060	200,000	124,492
Microsoft Corp 2.921% 3/17/2052	170,000	118,889
Microsoft Corp 3.041% 3/17/2062	460,000	311,684
Microsoft Corp 3.3% 2/6/2027	1,650,000	1,618,433
Microsoft Corp 3.45% 8/8/2036	830,000	742,236
Microsoft Corp 3.5% 2/12/2035	180,000	167,211
Microsoft Corp 3.75% 2/12/2045	100,000	87,403
Microsoft Corp 5.3% 2/8/2041	280,000	315,092
Oracle Corp 2.5% 4/1/2025	5,100,000	5,058,796
Oracle Corp 2.65% 7/15/2026	100,000	96,987
Oracle Corp 2.875% 3/25/2031	820,000	731,508
Oracle Corp 3.25% 11/15/2027	600,000	579,755
Oracle Corp 3.25% 5/15/2030	110,000	102,010
Oracle Corp 3.6% 4/1/2040	610,000	495,625
Oracle Corp 3.6% 4/1/2050	210,000	155,246
Oracle Corp 3.8% 11/15/2037	340,000	292,694
Oracle Corp 3.85% 4/1/2060	650,000	474,300
Oracle Corp 3.9% 5/15/2035	100,000	90,066
Oracle Corp 3.95% 3/25/2051	200,000	156,063
Oracle Corp 4% 11/15/2047	388,000	309,690
Oracle Corp 4.1% 3/25/2061	720,000	547,827
Oracle Corp 4.125% 5/15/2045	110,000	90,912
Oracle Corp 4.2% 9/27/2029	500,000	489,249
Oracle Corp 4.375% 5/15/2055	200,000	165,687
Oracle Corp 4.5% 7/8/2044	120,000	105,810
Oracle Corp 4.7% 9/27/2034	600,000	584,407
Oracle Corp 4.9% 2/6/2033	260,000	258,901
Oracle Corp 5.375% 7/15/2040	270,000	269,123
Oracle Corp 5.375% 9/27/2054	150,000	145,712
Oracle Corp 6.125% 7/8/2039	114,000	122,688
Oracle Corp 6.25% 11/9/2032	150,000	162,438
Roper Technologies Inc 1% 9/15/2025	60,000	58,319
Roper Technologies Inc 1.4% 9/15/2027	60,000	55,199
Roper Technologies Inc 1.75% 2/15/2031	60,000	49,995
Roper Technologies Inc 2% 6/30/2030	400,000	345,727
Roper Technologies Inc 4.9% 10/15/2034	260,000	255,274
Salesforce Inc 1.5% 7/15/2028	140,000	126,698
Salesforce Inc 1.95% 7/15/2031	100,000	85,193
Salesforce Inc 2.9% 7/15/2051	390,000	263,167
Salesforce Inc 3.7% 4/11/2028	140,000	137,274
VMware LLC 1.4% 8/15/2026	690,000	651,939
VMware LLC 4.7% 5/15/2030	100,000	98,850
		19,521,387
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc 0.7% 2/8/2026	2,500,000	2,394,458
Apple Inc 1.125% 5/11/2025	500,000	492,386
Apple Inc 1.7% 8/5/2031	280,000	237,097
Apple Inc 2.05% 9/11/2026	290,000	278,687
Apple Inc 2.375% 2/8/2041	920,000	663,772
Apple Inc 2.4% 8/20/2050	330,000	205,984
Apple Inc 2.55% 8/20/2060	110,000	68,654
Apple Inc 2.65% 5/11/2050	330,000	217,150
Apple Inc 2.7% 8/5/2051	190,000	124,978
Apple Inc 2.8% 2/8/2061	590,000	374,068
Apple Inc 2.85% 8/5/2061	490,000	315,162
Apple Inc 2.95% 9/11/2049	180,000	127,232
Apple Inc 3% 11/13/2027	890,000	860,847
Apple Inc 3.35% 2/9/2027	240,000	235,317
Apple Inc 3.75% 11/13/2047	90,000	74,275
Apple Inc 3.75% 9/12/2047	110,000	90,664
Apple Inc 4% 5/10/2028	500,000	497,016
Apple Inc 4.3% 5/10/2033	1,000,000	999,861
Apple Inc 4.375% 5/13/2045	120,000	110,651
Apple Inc 4.45% 5/6/2044	100,000	95,328
Apple Inc 4.5% 2/23/2036	110,000	110,100
Apple Inc 4.65% 2/23/2046	201,000	191,607
Hewlett Packard Enterprise Co 1.75% 4/1/2026	180,000	172,959
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	267,381
Hewlett Packard Enterprise Co 4.9% 10/15/2025 (b)	1,108,000	1,109,183
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	266,409
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	142,497
Hewlett Packard Enterprise Co 5.6% 10/15/2054	250,000	248,026
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	50,000	53,676
HP Inc 2.2% 6/17/2025	190,000	187,155
HP Inc 2.65% 6/17/2031	210,000	183,141
HP Inc 3.4% 6/17/2030	250,000	232,010
HP Inc 4.2% 4/15/2032	140,000	133,329
HP Inc 5.5% 1/15/2033	100,000	102,534
		11,863,594
TOTAL INFORMATION TECHNOLOGY		55,922,859

Materials - 0.6%
Chemicals - 0.4%
Air Products and Chemicals Inc 1.5% 10/15/2025	100,000	97,445
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	35,158
Air Products and Chemicals Inc 2.7% 5/15/2040	220,000	163,693
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	26,893
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	120,736
Albemarle Corp 4.65% 6/1/2027	160,000	159,222
Albemarle Corp 5.05% 6/1/2032	130,000	126,783
Celanese US Holdings LLC 6.165% 7/15/2027	650,000	663,176
Celanese US Holdings LLC 6.95% 11/15/2033	250,000	267,399
CF Industries Inc 5.375% 3/15/2044	130,000	125,247
Dow Chemical Co/The 2.1% 11/15/2030	450,000	386,859
Dow Chemical Co/The 3.6% 11/15/2050	290,000	210,805
Dow Chemical Co/The 4.375% 11/15/2042	100,000	85,720
Dow Chemical Co/The 5.15% 2/15/2034	220,000	220,838
Dow Chemical Co/The 5.25% 11/15/2041	130,000	124,686
Dow Chemical Co/The 5.55% 11/30/2048	80,000	78,764
Dow Chemical Co/The 6.9% 5/15/2053	50,000	57,765
Dow Chemical Co/The 7.375% 11/1/2029	110,000	122,259
DuPont de Nemours Inc 4.493% 11/15/2025	320,000	318,813
DuPont de Nemours Inc 4.725% 11/15/2028	240,000	241,968
DuPont de Nemours Inc 5.319% 11/15/2038	368,000	382,292
Eastman Chemical Co 4.5% 12/1/2028	406,000	403,119
Eastman Chemical Co 4.8% 9/1/2042	80,000	72,559
Ecolab Inc 1.3% 1/30/2031	560,000	459,118
Ecolab Inc 2.125% 8/15/2050	150,000	85,412
Huntsman Intl LLC 2.95% 6/15/2031	100,000	85,108
Huntsman Intl LLC 4.5% 5/1/2029	120,000	115,549
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	128,282
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	80,784
Linde Inc/CT 2% 8/10/2050	100,000	55,836
Linde Inc/CT 3.2% 1/30/2026	230,000	226,766
LYB International Finance II BV 3.5% 3/2/2027	680,000	662,417
LYB International Finance III LLC 3.375% 10/1/2040	220,000	168,167
LYB International Finance III LLC 3.625% 4/1/2051	110,000	78,512
LYB International Finance III LLC 3.8% 10/1/2060	100,000	70,597
LYB International Finance III LLC 5.5% 3/1/2034	130,000	131,492
LYB International Finance III LLC 5.625% 5/15/2033	160,000	165,463
LyondellBasell Industries NV 4.625% 2/26/2055	90,000	75,151
Mosaic Co/The 4.05% 11/15/2027	170,000	166,921
Mosaic Co/The 5.45% 11/15/2033	150,000	152,073
Rohm and Haas Co 7.85% 7/15/2029	120,000	133,980
RPM International Inc 2.95% 1/15/2032	70,000	61,854
RPM International Inc 3.75% 3/15/2027	100,000	97,873
RPM International Inc 4.55% 3/1/2029	120,000	119,182
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	111,190
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	204,644
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	62,346
Sherwin-Williams Co/The 4% 12/15/2042	60,000	49,913
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	176,038
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	169,363
Westlake Corp 3.125% 8/15/2051	80,000	52,458
Westlake Corp 3.375% 6/15/2030	210,000	194,437
Westlake Corp 3.6% 8/15/2026	858,000	841,447
		9,674,572
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	200,000	204,984
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	98,562
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	101,673
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	90,183
Martin Marietta Materials Inc 5.5% 12/1/2054	90,000	90,278
Vulcan Materials Co 5.35% 12/1/2034	300,000	306,619
		892,299
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	192,423
Amcor Flexibles North America Inc 4% 5/17/2025	200,000	199,013
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	152,900
Avery Dennison Corp 2.65% 4/30/2030	140,000	125,845
International Paper Co 5% 9/15/2035	328,000	328,715
International Paper Co 5.15% 5/15/2046	110,000	104,478
International Paper Co 6% 11/15/2041	70,000	74,820
Packaging Corp of America 5.7% 12/1/2033	250,000	261,650
Sonoco Products Co 5% 9/1/2034	270,000	263,503
WRKCo Inc 3.9% 6/1/2028	170,000	165,119
WRKCo Inc 4.65% 3/15/2026	400,000	400,643
WRKCo Inc 4.9% 3/15/2029	140,000	140,176
		2,409,285
Metals & Mining - 0.1%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	107,971
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	185,498
Freeport-McMoRan Inc 5.45% 3/15/2043	160,000	154,924
Newmont Corp 2.25% 10/1/2030	160,000	139,936
Newmont Corp 2.6% 7/15/2032	120,000	103,703
Newmont Corp 4.875% 3/15/2042	520,000	492,939
Newmont Corp 5.45% 6/9/2044	100,000	100,374
Nucor Corp 2.979% 12/15/2055	110,000	70,305
Nucor Corp 3.125% 4/1/2032	200,000	179,087
Nucor Corp 3.95% 5/23/2025	450,000	448,122
		1,982,859
TOTAL MATERIALS		14,959,015

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	317,620
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025	310,000	309,749
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	352,067
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	86,462
Store Capital LLC 4.5% 3/15/2028	200,000	194,964
VICI Properties LP 4.75% 2/15/2028	580,000	576,596
VICI Properties LP 5.125% 5/15/2032	140,000	138,310
VICI Properties LP 6.125% 4/1/2054	80,000	82,364
WP Carey Inc 2.4% 2/1/2031	140,000	120,783
WP Carey Inc 2.45% 2/1/2032	130,000	109,022
		2,287,937
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	250,000	203,588
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	310,061
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	388,884
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	98,518
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	126,789
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	150,947
Healthpeak OP LLC 2.875% 1/15/2031	430,000	385,425
Healthpeak OP LLC 3% 1/15/2030	320,000	293,514
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	99,062
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	138,472
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	199,618
Ventas Realty LP 4% 3/1/2028	184,000	180,103
Ventas Realty LP 4.875% 4/15/2049	160,000	144,754
Ventas Realty LP 5% 1/15/2035	130,000	127,082
Welltower OP LLC 2.05% 1/15/2029	390,000	351,046
Welltower OP LLC 2.75% 1/15/2032	110,000	95,671
Welltower OP LLC 4.25% 4/15/2028	174,000	171,689
		3,465,223
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	130,000	137,318
Prologis LP 1.625% 3/15/2031	150,000	124,642
Prologis LP 1.75% 2/1/2031	340,000	287,137
Prologis LP 2.125% 10/15/2050	100,000	56,102
Prologis LP 2.125% 4/15/2027	170,000	161,178
Prologis LP 2.875% 11/15/2029	370,000	342,929
Prologis LP 4.625% 1/15/2033	100,000	98,917
Prologis LP 4.875% 6/15/2028	100,000	101,280
Prologis LP 5.125% 1/15/2034	100,000	101,150
Prologis LP 5.25% 3/15/2054	140,000	138,697
Prologis LP 5.25% 6/15/2053	100,000	98,625
		1,647,975
Office REITs - 0.1%
Boston Properties LP 2.75% 10/1/2026	100,000	96,034
Boston Properties LP 3.25% 1/30/2031	227,000	201,626
Boston Properties LP 3.4% 6/21/2029	230,000	212,963
Boston Properties LP 3.65% 2/1/2026	130,000	128,023
Boston Properties LP 4.5% 12/1/2028	280,000	274,251
Boston Properties LP 5.75% 1/15/2035	130,000	130,432
COPT Defense Properties LP 2.75% 4/15/2031	110,000	94,654
Highwoods Realty LP 4.125% 3/15/2028	140,000	134,636
Highwoods Realty LP 4.2% 4/15/2029	170,000	162,668
Kilroy Realty LP 2.65% 11/15/2033	100,000	78,634
Kilroy Realty LP 6.25% 1/15/2036	70,000	71,297
		1,585,218
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.5% 4/1/2029	140,000	143,825
CBRE Services Inc 5.95% 8/15/2034	100,000	105,439
Digital Realty Trust LP 3.7% 8/15/2027	370,000	360,861
Essex Portfolio LP 2.65% 3/15/2032	210,000	180,060
Essex Portfolio LP 3% 1/15/2030	230,000	210,492
Extra Space Storage LP 3.9% 4/1/2029	520,000	500,849
Extra Space Storage LP 4% 6/15/2029	80,000	77,415
Extra Space Storage LP 5.35% 1/15/2035	130,000	130,752
Mid-America Apartments LP 2.875% 9/15/2051	65,000	42,886
Mid-America Apartments LP 4.2% 6/15/2028	260,000	256,453
Mid-America Apartments LP 5% 3/15/2034	50,000	50,161
Tanger Properties LP 3.125% 9/1/2026	100,000	96,709
		2,155,902
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	170,000	118,307
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	91,590
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	362,699
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	165,259
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	102,424
Camden Property Trust 2.8% 5/15/2030	170,000	154,300
Camden Property Trust 3.15% 7/1/2029	190,000	178,630
ERP Operating LP 1.85% 8/1/2031	240,000	202,055
ERP Operating LP 2.5% 2/15/2030	160,000	143,800
ERP Operating LP 3.5% 3/1/2028	160,000	155,524
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	155,092
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	102,989
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	162,393
Sun Communities Operating LP 2.3% 11/1/2028	170,000	154,304
Sun Communities Operating LP 5.5% 1/15/2029	170,000	172,119
UDR Inc 2.1% 6/15/2033	100,000	79,023
UDR Inc 3% 8/15/2031	100,000	89,459
UDR Inc 3.2% 1/15/2030	100,000	92,579
		2,682,546
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	89,266
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	45,766
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	42,545
Brixmor Operating Partnership LP 4.125% 6/15/2026	170,000	168,285
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	192,664
Federal Realty OP LP 1.25% 2/15/2026	200,000	191,649
Federal Realty OP LP 5.375% 5/1/2028	290,000	294,970
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	560,184
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	208,887
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	116,813
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	195,414
Kite Realty Group LP 5.5% 3/1/2034	70,000	71,077
NNN REIT Inc 3% 4/15/2052	200,000	129,905
NNN REIT Inc 3.6% 12/15/2026	530,000	518,904
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	106,306
Realty Income Corp 2.85% 12/15/2032	338,000	291,351
Realty Income Corp 3% 1/15/2027	640,000	619,617
Realty Income Corp 3.2% 2/15/2031	160,000	146,264
Realty Income Corp 3.25% 1/15/2031	238,000	218,037
Realty Income Corp 4.9% 7/15/2033	150,000	148,295
Regency Centers LP 3.7% 6/15/2030	150,000	142,143
Regency Centers LP 5.1% 1/15/2035	200,000	199,438
Regency Centers LP 5.25% 1/15/2034	130,000	131,893
Simon Property Group LP 2.2% 2/1/2031	250,000	215,879
Simon Property Group LP 2.65% 2/1/2032	130,000	112,638
Simon Property Group LP 2.65% 7/15/2030	138,000	123,764
Simon Property Group LP 3.375% 12/1/2027	150,000	145,712
Simon Property Group LP 3.5% 9/1/2025	230,000	227,975
Simon Property Group LP 4.25% 11/30/2046	116,000	98,742
Simon Property Group LP 4.75% 3/15/2042	110,000	102,048
Simon Property Group LP 4.75% 9/26/2034	120,000	116,710
Simon Property Group LP 5.85% 3/8/2053	130,000	137,079
Simon Property Group LP 6.25% 1/15/2034	160,000	173,243
		6,283,463
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	120,000	116,623
American Tower Corp 2.1% 6/15/2030	120,000	104,039
American Tower Corp 3.1% 6/15/2050	120,000	81,546
American Tower Corp 3.125% 1/15/2027	950,000	920,696
American Tower Corp 3.6% 1/15/2028	70,000	67,727
American Tower Corp 3.7% 10/15/2049	150,000	113,951
American Tower Corp 3.8% 8/15/2029	100,000	95,809
American Tower Corp 5.25% 7/15/2028	470,000	477,000
American Tower Corp 5.4% 1/31/2035	30,000	30,450
American Tower Corp 5.65% 3/15/2033	370,000	382,474
Crown Castle Inc 1.35% 7/15/2025	90,000	88,076
Crown Castle Inc 2.25% 1/15/2031	100,000	85,069
Crown Castle Inc 3.25% 1/15/2051	190,000	132,173
Crown Castle Inc 3.3% 7/1/2030	480,000	440,155
Crown Castle Inc 3.65% 9/1/2027	464,000	450,925
Crown Castle Inc 5.1% 5/1/2033	280,000	279,193
Crown Castle Inc 5.2% 9/1/2034	330,000	327,943
CubeSmart LP 3% 2/15/2030	210,000	190,753
EPR Properties 4.5% 6/1/2027	210,000	206,739
EPR Properties 4.75% 12/15/2026	130,000	129,252
Equinix Inc 1.45% 5/15/2026	200,000	190,984
Equinix Inc 2.5% 5/15/2031	210,000	182,455
Public Storage Operating Co 5.1% 8/1/2033	430,000	437,067
Weyerhaeuser Co 4% 11/15/2029	270,000	260,256
Weyerhaeuser Co 6.95% 10/1/2027	150,000	159,225
		5,950,580
TOTAL REAL ESTATE		26,058,844

Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 5/15/2051	70,000	49,261
AEP Texas Inc 3.8% 10/1/2047	80,000	60,556
AEP Texas Inc 4.15% 5/1/2049	120,000	95,492
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	63,994
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	106,836
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	100,936
Alabama Power Co 1.45% 9/15/2030	800,000	671,912
Alabama Power Co 3% 3/15/2052	170,000	116,252
Alabama Power Co 5.85% 11/15/2033	190,000	202,174
American Electric Power Co Inc 2.3% 3/1/2030	120,000	105,977
American Electric Power Co Inc 3.25% 3/1/2050	174,000	119,040
American Electric Power Co Inc 4.3% 12/1/2028	194,000	191,382
American Electric Power Co Inc 6.95% 12/15/2054 (b)	140,000	146,274
Appalachian Power Co 4.5% 8/1/2032	140,000	135,106
Appalachian Power Co 5.65% 4/1/2034	120,000	124,163
Appalachian Power Co 7% 4/1/2038	100,000	114,502
Arizona Public Service Co 2.6% 8/15/2029	160,000	146,336
Arizona Public Service Co 3.35% 5/15/2050	200,000	142,476
Arizona Public Service Co 4.2% 8/15/2048	100,000	81,632
Arizona Public Service Co 5.55% 8/1/2033	160,000	163,791
Avangrid Inc 3.2% 4/15/2025	170,000	168,864
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	80,192
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	164,421
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	235,839
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	66,247
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	50,855
CenterPoint Energy Houston Electric LLC 4.25% 2/1/2049	185,000	157,422
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	330,583
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	43,976
Commonwealth Edison Co 2.55% 6/15/2026	470,000	455,749
Commonwealth Edison Co 2.75% 9/1/2051	330,000	209,474
Commonwealth Edison Co 3.2% 11/15/2049	120,000	84,221
Commonwealth Edison Co 4% 3/1/2048	208,000	170,869
Commonwealth Edison Co 6.45% 1/15/2038	240,000	268,090
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	50,440
Connecticut Light and Power Co/The 4.15% 6/1/2045	100,000	85,836
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	121,308
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	270,000	253,803
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	100,000	74,196
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	80,273
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	203,747
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	187,990
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	346,615
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	338,744
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	165,853
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	329,268
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	126,150
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	42,754
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	196,532
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	56,572
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	102,692
DTE Electric Co 2.95% 3/1/2050	80,000	54,714
DTE Electric Co 3% 3/1/2032	180,000	161,413
DTE Electric Co 3.65% 3/1/2052	190,000	147,166
DTE Electric Co 3.95% 3/1/2049	56,000	46,000
DTE Electric Co 4.05% 5/15/2048	100,000	84,450
DTE Electric Co 5.2% 3/1/2034	110,000	112,481
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	84,869
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	120,303
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	194,770
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	169,203
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	151,668
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	115,075
Duke Energy Corp 2.45% 6/1/2030	200,000	177,227
Duke Energy Corp 3.15% 8/15/2027	352,000	338,991
Duke Energy Corp 3.3% 6/15/2041	515,000	391,856
Duke Energy Corp 3.75% 9/1/2046	110,000	84,757
Duke Energy Corp 4.2% 6/15/2049	310,000	251,987
Duke Energy Corp 5% 8/15/2052	100,000	91,804
Duke Energy Corp 5.45% 6/15/2034	140,000	143,490
Duke Energy Corp 6.45% 9/1/2054 (b)	150,000	152,282
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	234,201
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	117,518
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	400,236
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	188,360
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	122,715
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	183,944
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	202,623
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	54,922
Duke Energy Progress LLC 2% 8/15/2031	270,000	227,870
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	574,785
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	112,100
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	153,527
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	102,488
Edison International 4.125% 3/15/2028	100,000	97,906
Edison International 6.95% 11/15/2029	70,000	75,829
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	71,582
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	71,974
Entergy Corp 0.9% 9/15/2025	500,000	484,607
Entergy Corp 2.4% 6/15/2031	120,000	103,107
Entergy Corp 3.75% 6/15/2050	190,000	143,372
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	472,348
Entergy Louisiana LLC 4% 3/15/2033	190,000	177,802
Entergy Louisiana LLC 5.7% 3/15/2054	250,000	260,397
Entergy Mississippi LLC 5% 9/1/2033	100,000	100,005
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	85,154
Entergy Tex Inc 3.55% 9/30/2049	194,000	144,206
Eversource Energy 1.65% 8/15/2030	100,000	84,129
Eversource Energy 2.55% 3/15/2031	200,000	173,719
Eversource Energy 3.45% 1/15/2050	120,000	87,445
Eversource Energy 4.75% 5/15/2026	270,000	270,012
Eversource Energy 5.45% 3/1/2028	250,000	255,668
Eversource Energy 5.95% 7/15/2034	110,000	115,439
Exelon Corp 3.35% 3/15/2032	190,000	171,679
Exelon Corp 3.95% 6/15/2025	163,000	162,107
Exelon Corp 4.05% 4/15/2030	650,000	625,902
Exelon Corp 4.45% 4/15/2046	125,000	108,888
Exelon Corp 4.7% 4/15/2050	110,000	97,985
Exelon Corp 5.1% 6/15/2045	160,000	152,641
FirstEnergy Corp 1.6% 1/15/2026	97,000	93,256
FirstEnergy Corp 2.25% 9/1/2030	150,000	129,582
FirstEnergy Corp 4.85% 7/15/2047 (e)	150,000	133,210
Florida Power & Light Co 2.875% 12/4/2051	190,000	127,179
Florida Power & Light Co 3.95% 3/1/2048	160,000	132,586
Florida Power & Light Co 3.99% 3/1/2049	133,000	110,601
Florida Power & Light Co 4.05% 10/1/2044	170,000	144,878
Florida Power & Light Co 4.05% 6/1/2042	210,000	181,845
Florida Power & Light Co 4.125% 2/1/2042	405,000	354,189
Florida Power & Light Co 5.6% 6/15/2054	130,000	137,085
Florida Power & Light Co 5.625% 4/1/2034	140,000	148,607
Georgia Power Co 2.65% 9/15/2029	640,000	586,564
Georgia Power Co 4.65% 5/16/2028	170,000	170,531
Georgia Power Co 4.95% 5/17/2033	340,000	341,747
Georgia Power Co 5.25% 3/15/2034	100,000	102,413
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	55,942
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	94,033
Interstate Power and Light Co 2.3% 6/1/2030	104,000	91,389
Interstate Power and Light Co 4.1% 9/26/2028	260,000	254,968
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	71,867
ITC Holdings Corp 3.25% 6/30/2026	220,000	214,925
ITC Holdings Corp 5.3% 7/1/2043	35,000	33,433
Kentucky Utilities Co 5.125% 11/1/2040	170,000	167,912
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	50,443
MidAmerican Energy Co 3.65% 8/1/2048	280,000	220,446
MidAmerican Energy Co 3.95% 8/1/2047	100,000	81,978
MidAmerican Energy Co 4.25% 7/15/2049	100,000	86,232
MidAmerican Energy Co 5.35% 1/15/2034	200,000	206,898
MidAmerican Energy Co 5.8% 10/15/2036	110,000	117,739
Mississippi Power Co 3.95% 3/30/2028	120,000	117,349
Mississippi Power Co 4.25% 3/15/2042	50,000	43,341
Nevada Power Co 3.125% 8/1/2050	150,000	101,791
Nevada Power Co 6% 3/15/2054	70,000	75,977
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	283,465
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	341,002
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	72,847
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	905,980
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	80,484
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	141,715
NextEra Energy Capital Holdings Inc 5.749% 9/1/2025	310,000	311,972
NextEra Energy Capital Holdings Inc 6.051% 3/1/2025	1,820,000	1,825,097
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	330,000	343,441
Northern States Power Co/MN 2.6% 6/1/2051	300,000	190,371
Northern States Power Co/MN 3.2% 4/1/2052	80,000	57,336
Northern States Power Co/MN 4% 8/15/2045	110,000	91,905
NSTAR Electric Co 3.1% 6/1/2051	100,000	69,679
NSTAR Electric Co 4.95% 9/15/2052	100,000	94,733
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	75,386
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	46,315
Oglethorpe Power Corp 5.8% 6/1/2054 (c)	100,000	103,397
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	115,155
Ohio Power Co 4% 6/1/2049	100,000	79,419
Ohio Power Co 5% 6/1/2033	100,000	99,367
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	69,740
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	80,451
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	309,874
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	147,561
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	132,985
Oncor Electric Delivery Co LLC 5.55% 6/15/2054 (c)	100,000	103,015
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	240,545
Pacific Gas and Electric Co 2.5% 2/1/2031	445,000	385,368
Pacific Gas and Electric Co 3.15% 1/1/2026	110,000	107,964
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	76,747
Pacific Gas and Electric Co 3.5% 6/15/2025	506,000	501,720
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	194,633
Pacific Gas and Electric Co 4.55% 7/1/2030	603,000	589,742
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	324,392
Pacific Gas and Electric Co 4.95% 7/1/2050	230,000	206,107
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	213,565
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	124,758
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	313,483
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	105,587
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	101,101
Pacific Gas and Electric Co 6.75% 1/15/2053	340,000	381,940
PacifiCorp 2.9% 6/15/2052	100,000	63,306
PacifiCorp 4.15% 2/15/2050	250,000	202,852
PacifiCorp 5.3% 2/15/2031	110,000	112,771
PacifiCorp 5.35% 12/1/2053	100,000	96,919
PacifiCorp 5.8% 1/15/2055	270,000	277,256
PacifiCorp 6% 1/15/2039	330,000	349,286
PECO Energy Co 4.6% 5/15/2052	210,000	191,784
PECO Energy Co 4.9% 6/15/2033	230,000	231,378
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	150,055
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	259,534
Potomac Electric Power Co 4.15% 3/15/2043	110,000	95,347
Potomac Electric Power Co 6.5% 11/15/2037	60,000	67,958
PPL Capital Funding Inc 4% 9/15/2047	90,000	67,833
PPL Electric Utilities Corp 3% 10/1/2049	70,000	48,824
PPL Electric Utilities Corp 5% 5/15/2033	100,000	101,330
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	100,751
Progress Energy Inc 7.75% 3/1/2031	240,000	275,074
Public Service Co of Colorado 3.2% 3/1/2050	210,000	147,470
Public Service Co of Colorado 5.25% 4/1/2053	120,000	117,847
Public Service Co of Colorado 6.25% 9/1/2037	130,000	142,372
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	144,622
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	100,936
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	72,224
Public Service Electric and Gas Co 3% 5/15/2025	220,000	218,207
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	215,710
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	79,607
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	106,105
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	117,216
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	195,199
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	132,106
Public Service Electric and Gas Co 5.45% 8/1/2053	70,000	72,453
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	59,273
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	154,649
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	255,053
Southern California Edison Co 2.95% 2/1/2051	250,000	166,322
Southern California Edison Co 3.65% 2/1/2050	410,000	311,174
Southern California Edison Co 3.65% 6/1/2051	110,000	82,528
Southern California Edison Co 3.9% 3/15/2043	230,000	190,309
Southern California Edison Co 4.05% 3/15/2042	160,000	134,162
Southern California Edison Co 4.125% 3/1/2048	285,000	235,471
Southern California Edison Co 4.65% 10/1/2043	158,000	144,274
Southern California Edison Co 4.9% 6/1/2026	410,000	411,408
Southern California Edison Co 5.75% 4/15/2054	170,000	176,906
Southern California Edison Co 6.05% 3/15/2039	100,000	106,958
Southern Co/The 3.25% 7/1/2026	765,000	749,073
Southern Co/The 3.7% 4/30/2030	150,000	142,399
Southern Co/The 4% 1/15/2051 (b)	340,000	333,457
Southern Co/The 4.4% 7/1/2046	383,000	331,619
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	43,972
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	53,385
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	192,098
Southwestern Public Service Co 4.5% 8/15/2041	160,000	143,410
Tampa Electric Co 4.3% 6/15/2048	60,000	50,746
Tampa Electric Co 4.45% 6/15/2049	140,000	121,257
Tampa Electric Co 4.9% 3/1/2029	170,000	171,442
Tucson Electric Power Co 1.5% 8/1/2030	100,000	83,877
Tucson Electric Power Co 5.5% 4/15/2053	90,000	90,613
Union Electric Co 2.625% 3/15/2051	140,000	88,045
Union Electric Co 2.95% 3/15/2030	170,000	156,516
Union Electric Co 3.9% 4/1/2052	120,000	96,343
Union Electric Co 5.45% 3/15/2053	100,000	100,908
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	94,154
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	120,666
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	87,871
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	142,200
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	185,061
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	89,232
Virginia Electric and Power Co 5% 4/1/2033	100,000	100,379
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	301,334
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	245,808
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	80,714
Virginia Electric and Power Co 6% 5/15/2037	120,000	128,071
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	215,074
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	447,371
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	113,565
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	169,910
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	98,589
Xcel Energy Inc 3.35% 12/1/2026	316,000	308,099
Xcel Energy Inc 3.4% 6/1/2030	73,000	67,808
Xcel Energy Inc 3.5% 12/1/2049	100,000	72,394
Xcel Energy Inc 5.45% 8/15/2033	70,000	71,197
		46,624,121
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	64,951
Atmos Energy Corp 3.375% 9/15/2049	200,000	146,946
Atmos Energy Corp 4.125% 10/15/2044	210,000	179,751
Atmos Energy Corp 5.45% 10/15/2032	140,000	146,850
Atmos Energy Corp 5.9% 11/15/2033	150,000	161,102
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	84,878
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	77,827
CenterPoint Energy Resources Corp 5.4% 3/1/2033	120,000	123,320
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	164,275
ONE Gas Inc 2% 5/15/2030	260,000	227,482
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	191,601
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	100,000	70,873
Southern California Gas Co 2.55% 2/1/2030	210,000	190,379
Southern California Gas Co 3.75% 9/15/2042	50,000	40,961
Southern California Gas Co 4.3% 1/15/2049	130,000	111,020
Southern California Gas Co 5.05% 9/1/2034	100,000	101,328
Southern California Gas Co 5.2% 6/1/2033	310,000	316,734
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	170,278
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	97,100
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	104,668
Southwest Gas Corp 3.18% 8/15/2051	100,000	66,762
Southwest Gas Corp 5.45% 3/23/2028	165,000	168,473
		3,007,559
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	100,000	84,758
AES Corp/The 5.45% 6/1/2028	110,000	111,233
Constellation Energy Generation LLC 3.25% 6/1/2025	100,000	99,094
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	201,951
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	104,759
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	53,642
Constellation Energy Generation LLC 6.5% 10/1/2053	180,000	201,003
Southern Power Co 5.25% 7/15/2043	90,000	87,369
		943,809
Multi-Utilities - 0.4%
Ameren Corp 3.5% 1/15/2031	250,000	232,091
Ameren Illinois Co 4.5% 3/15/2049	210,000	187,803
Ameren Illinois Co 4.95% 6/1/2033	90,000	90,665
Ameren Illinois Co 5.55% 7/1/2054	160,000	167,168
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	132,710
Berkshire Hathaway Energy Co 2.85% 5/15/2051	120,000	78,654
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	431,986
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	86,903
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	163,543
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	87,920
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	74,232
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	128,659
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	118,596
CenterPoint Energy Inc 2.95% 3/1/2030	120,000	109,046
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	150,000	154,838
CMS Energy Corp 4.75% 6/1/2050 (b)	100,000	94,800
Consumers Energy Co 2.65% 8/15/2052	115,000	74,413
Consumers Energy Co 3.1% 8/15/2050	200,000	144,125
Consumers Energy Co 4.35% 4/15/2049	210,000	184,564
Consumers Energy Co 4.625% 5/15/2033	160,000	158,261
Dominion Energy Inc 3.375% 4/1/2030	660,000	614,719
Dominion Energy Inc 4.85% 8/15/2052	280,000	253,890
Dominion Energy Inc 5.25% 8/1/2033	230,000	232,118
Dominion Energy Inc 7% 6/1/2054 (b)	100,000	105,974
DTE Energy Co 2.85% 10/1/2026	200,000	193,702
DTE Energy Co 3.8% 3/15/2027	90,000	87,549
DTE Energy Co 5.85% 6/1/2034	150,000	157,679
NiSource Inc 0.95% 8/15/2025	700,000	680,903
NiSource Inc 1.7% 2/15/2031	510,000	423,922
NiSource Inc 3.49% 5/15/2027	442,000	430,902
NiSource Inc 3.6% 5/1/2030	90,000	84,967
NiSource Inc 4.375% 5/15/2047	60,000	51,695
NiSource Inc 5% 6/15/2052	70,000	65,351
NiSource Inc 5.95% 6/15/2041	110,000	115,345
NiSource Inc 6.95% 11/30/2054 (b)	130,000	132,987
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	84,474
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	234,799
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,447
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	53,411
Puget Energy Inc 4.1% 6/15/2030	253,000	240,083
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	150,591
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	107,043
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	170,020
Sempra 3.4% 2/1/2028	50,000	48,043
Sempra 3.7% 4/1/2029	170,000	162,872
Sempra 3.8% 2/1/2038	270,000	231,587
Sempra 4% 2/1/2048	136,000	108,797
Sempra 4.125% 4/1/2052 (b)	100,000	94,727
Sempra 6.875% 10/1/2054 (b)	250,000	255,551
WEC Energy Group Inc 4.75% 1/15/2028	200,000	201,226
		8,779,351
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	189,717
American Water Capital Corp 2.95% 9/1/2027	430,000	411,727
American Water Capital Corp 3.75% 9/1/2047	413,000	324,196
American Water Capital Corp 4.3% 12/1/2042	100,000	88,145
American Water Capital Corp 4.3% 9/1/2045	100,000	86,501
		1,100,286
TOTAL UTILITIES		60,455,126

TOTAL UNITED STATES		572,186,684
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $742,404,297)		705,671,486

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (b)(h) (Cost $215,915)	210,000	221,670

U.S. Government Agency - Mortgage Securities - 26.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.0%
Fannie Mae 2.5% 11/1/2032	133,532	125,679
Fannie Mae 3% 3/1/2050	20,377	18,037
Fannie Mae 5.5% 4/1/2053	772,256	771,717
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	578,369	505,197
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	383,836	293,294
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,945,558	2,574,744
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,907,851	2,221,925
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,195,609	913,580
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	735,970	643,319
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	352,148	307,816
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	141,083	107,803
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	132,021	100,879
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	184,266	140,800
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	396,042	346,185
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	188,515	166,315
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	2,191,681	1,674,691
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	273,954	209,332
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,431,546	1,258,488
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	176,311	134,721
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	480,638	367,262
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	308,895	269,815
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	708,644	541,484
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	991,209	757,395
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	83,891	73,278
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	33,026	25,236
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	335,578	302,857
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	72,409	65,349
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,308,576	1,173,622
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	2,189,010	1,768,214
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	269,001	217,290
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	122,424	98,890
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	734,746	589,372
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	96,819	87,499
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	553,440	447,052
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	694,438	560,945
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	224,401	209,724
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,921,837	2,623,244
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	9,419,966	7,570,889
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	4,205,439	3,381,253
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,812,907	1,636,138
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	156,489	140,497
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	9,234,700	7,459,505
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	55,661	44,961
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	472,668	382,988
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,213,192	989,457
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,140,528	926,630
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,632,830	1,324,562
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,583,975	2,317,488
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	4,078,429	3,294,429
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	79,700	64,230
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	958,819	776,901
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	350,237	282,911
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	416,531	336,721
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	448,367	360,075
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	1,068,575	958,372
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	128,617	115,714
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	29,709	26,729
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	156,800	126,903
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,181,299	952,002
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	833,997	674,720
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	21,375	19,164
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	9,483,995	7,643,096
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,986,604	4,009,325
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	985,570	791,185
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	139,823	125,796
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	959,134	769,963
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	17,565	17,070
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	736,073	660,852
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	30,018	26,941
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	221,220	178,833
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	362,717	293,332
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	121,485	98,550
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,239,819	1,002,263
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	60,179	48,611
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,427,512	1,962,387
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	362,628	292,919
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	753,899	675,913
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	921,323	826,306
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	957,416	858,677
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	638,250	515,958
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	588,307	475,584
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	76,259	61,648
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	15,450	13,943
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	195,730	175,728
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	320,183	258,834
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	17,535	14,165
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	669,015	540,409
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,501,090	1,215,818
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	19,234	18,136
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	717,863	605,583
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	984,542	824,705
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	320,845	270,863
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	130,716	121,330
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,157,541	1,815,363
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,432,803	2,046,970
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	440,054	371,501
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	121,201	114,954
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	55,849	52,940
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	157,429	148,516
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	22,053	20,874
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	95,334	88,370
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	257,226	216,029
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	22,290	18,671
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	27,732	26,164
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	30,332	28,586
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	81,416	75,468
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	346,803	321,469
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,636,150	1,380,242
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,590,012	2,184,911
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	386,239	328,604
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	893,148	750,103
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,564,321	1,323,069
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,367,576	1,158,376
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	244,675	206,176
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	502,932	421,283
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	957,568	802,111
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	147,117	143,424
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	19,579	18,453
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	80,493	69,740
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	21,387	17,948
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	305,096	280,806
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	1,117,640	1,029,008
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	317,112	267,513
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	563,121	474,340
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,025,574	2,539,111
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	133,585	129,219
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	20,415	19,154
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	31,211	29,282
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	189,952	175,334
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	264,651	247,220
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	94,004	86,638
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2038	445,232	409,646
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,708,965	1,439,532
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	246,052	227,462
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	6,445	5,592
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	34,130	28,589
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,829,947	2,383,781
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,926,647	4,159,155
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	46,569	39,082
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	132,968	125,277
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	334,220	309,491
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,449,837	1,336,221
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,859,562	1,566,386
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	745,346	625,041
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	6,832	6,356
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	109,668	101,519
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	121,736	102,809
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	548,270	466,285
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,187,788	1,000,523
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	324,873	272,131
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	59,090	56,123
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	18,944	17,846
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	398,955	369,312
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	196,199	181,621
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	32,711	27,758
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,726,393	1,457,988
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,210,170	1,022,023
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	908,939	761,376
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	125,017	122,888
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	183,749	174,745
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	153,300	140,481
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	225,995	204,433
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	421,011	374,228
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,592	7,637
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	661,124	583,114
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	117,472	103,611
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	236,906	207,915
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	15,682	15,120
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,890	3,718
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	87,382	83,100
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	46,579	42,148
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	555,866	502,725
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	163,232	145,195
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	99,147	87,757
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	126,129	111,916
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	23,739	20,953
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	205,067	180,998
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	112,192	107,187
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	6,339	6,069
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	13,192	12,608
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	92,507	83,643
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	399,390	355,259
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	25,336	22,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	25,020	22,256
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	339,031	306,734
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	100,775	90,144
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	73,708	65,402
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	94,456	83,370
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	59,212	58,173
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	200,335	190,518
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	28,792	26,027
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	55,055	48,972
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	89,588	79,492
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	307,065	270,833
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	9,251	8,829
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	103,637	99,150
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,517,532	1,449,243
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	35,017	33,246
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	559,706	506,029
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	79,871	72,209
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	529,194	478,173
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	39,477	35,029
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	621,502	548,167
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	4,386,043	3,861,654
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	985,091	858,695
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	866,416	757,413
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	93,473	89,209
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	6,064	5,757
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,051	6,382
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	254,739	224,681
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	232,317	205,703
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	648,059	573,818
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	153,629	135,886
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	25,527	22,603
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	334,246	294,597
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	245,811	214,886
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	216,119	188,794
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	140,703	134,753
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	77,155	73,953
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	7,260	6,959
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	23,781	22,579
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	176,587	159,663
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	212,406	188,803
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	154,824	139,805
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	2,306,556	2,087,410
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	760,633	688,106
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	709,532	642,701
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	65,801	58,243
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,038,119	914,977
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	507,031	442,925
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	564,105	491,725
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	146,640	142,253
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	89,234	85,531
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	2,491,045	2,345,018
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	249,564	225,725
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	420,731	371,218
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	623,113	549,978
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,358,479	2,074,292
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,919,762	2,545,132
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	15,429	14,788
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	14,285	13,638
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	90,975	86,517
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	92,723	88,006
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	29,099	25,920
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	123,029	107,474
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	242,940	212,680
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,269,868	1,106,933
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,062,363	926,053
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	284,486	271,079
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	333,651	301,435
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	722,213	635,866
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,812,793	2,501,991
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	94,537	90,418
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	186,349	168,429
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,839,078	1,643,338
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,653	4,139
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	374,920	330,915
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	363,008	320,174
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,230	11,783
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	248,929	225,128
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	80,796	71,869
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	331,911	300,182
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	97,316	86,563
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	242,160	213,737
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	103,896	92,026
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	641,136	558,873
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	5,148	5,100
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	23,856	23,053
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	30,126	29,112
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	549,701	526,389
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	496,613	463,951
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	19,001	17,563
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	13,145	12,126
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	20,196	18,629
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	54,273	49,928
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	83,000	76,434
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	183,456	167,222
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	112,863	104,181
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	213,146	196,750
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	183,885	170,142
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	685,995	634,081
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	15,577	14,355
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	13,081	12,046
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	75,508	69,298
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	4,644	4,603
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	20,966	20,260
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	104,392	96,296
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	930,163	856,573
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	63,404	58,388
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	100,414	97,286
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	171,219	157,512
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	38,661	37,886
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	28,749	27,908
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,853	3,714
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	276,796	258,391
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	691,730	645,291
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	49,081	44,922
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,495	4,114
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	25,638	25,230
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	9,785	9,486
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	110,675	102,230
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	483,192	438,132
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	42,624	41,602
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	3,319	3,221
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	89,072	86,463
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	145,303	141,048
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	94,593	87,464
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	798,213	724,025
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	462,719	419,713
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	483,761	456,624
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	49,419	45,648
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	21,022	19,372
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	29,029	26,751
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	104,296	96,305
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,206,017	1,093,927
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	552,926	503,091
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	87,871	79,896
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	439,271	399,680
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	9,937	9,659
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	17,841	17,340
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	474,974	464,924
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,172,104	1,093,626
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	85,523	79,469
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	176,232	161,574
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	37,530	34,409
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	637,181	590,355
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	183,541	166,482
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	42,879	41,904
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	28,491	27,639
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	16,457	15,944
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	34,318	33,238
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	335,400	313,105
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	55,117	50,963
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	31,031	28,489
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	466,126	427,355
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	323,265	297,387
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	907,809	824,854
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	540,885	490,276
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	12,333	12,190
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	50,205	48,657
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	15,559	15,084
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	2,207,308	2,057,922
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	688,233	634,214
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	21,161	19,427
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	47,382	43,441
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	2,249,010	2,061,944
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	334,309	305,144
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	537,400	487,117
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,865	5,645
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	61,828	59,445
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	414,261	393,783
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,578	5,379
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	9,722	9,372
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,093	11,648
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	34,782	33,349
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	71,691	68,461
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	145,972	138,756
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	78,618	74,584
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	200,223	189,386
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,684,428	1,577,341
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	578,848	541,867
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	229,692	215,017
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	14,581	14,287
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	259,504	249,855
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	40,293	38,601
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	72,726	69,902
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,906	2,753
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	344,341	326,673
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	61,056	58,820
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	73,656	70,854
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	34,300	32,854
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	206,407	195,623
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	39,759	37,681
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	8,250	7,801
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	368,099	344,582
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2054	1,025,000	959,035
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	345,022	335,353
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	110,473	106,704
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	13,098	12,620
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	66,059	63,570
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	31,229	29,908
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	175,340	168,899
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	9,160	8,762
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	32,725	31,086
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	5,383	5,088
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	167,151	158,992
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	57,031	54,700
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	67,781	65,185
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	94,652	89,648
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	653,944	620,391
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	567,451	537,449
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	19,559	19,430
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	32,708	32,190
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,628,193	2,517,113
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	100,356	95,269
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	292,224	273,737
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	36,414	35,632
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	9,809	9,450
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	8,569	8,188
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	66,882	63,910
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	129,658	123,208
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	15,103	14,300
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	178,630	169,130
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	151,427	142,805
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,627,687	1,525,224
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	475,379	445,454
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,373,744	2,223,390
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	42,440	40,878
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,608	5,359
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	67,944	64,586
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	50,973	48,390
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,833	17,878
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	204,252	192,943
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	65,664	62,746
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,522	7,188
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	5,609	5,324
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	29,260	27,777
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	333,253	316,363
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	32,200	30,548
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	606,095	569,078
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	282,848	274,921
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	15,382	14,852
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	70,686	67,501
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	14,448	13,707
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	16,288	15,416
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	76,953	73,486
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	157,103	149,140
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	19,727	18,715
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	257,683	245,670
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	169,980	160,939
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	30,094	29,400
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	101,913	99,213
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	52,342	51,761
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,797	9,540
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	20,433	19,885
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	449,843	432,688
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	313,494	301,460
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	474,772	469,497
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	19,518	19,007
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	136,375	132,676
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	95,180	92,390
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,947,946	1,873,660
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	49,701	48,385
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,274	24,605
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	67,418	65,631
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	26,382	25,683
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	219,287	213,271
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	135,975	133,859
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	13,282	12,926
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	185,284	180,432
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	24,373	23,803
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	148,846	144,856
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	21,895	21,308
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	178,686	174,008
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	293,191	282,010
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	774,064	743,577
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	26,942	26,237
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	48,023	46,162
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	46,408	45,193
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	19,479	18,957
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	78,199	77,322
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	22,394	21,748
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	36,769	35,806
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	55,263	53,920
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	11,094	10,745
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	90,263	87,900
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	415,970	405,079
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	115,646	112,726
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	60,808	59,178
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	221,755	213,315
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	98,108	95,539
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,370,744	1,317,614
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	494,013	474,865
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2054	985,533	946,640
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	29,762	29,400
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	348,960	335,680
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	391,794	376,363
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	46,413	46,348
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	701,822	710,971
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	14,697	14,644
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	80,410	80,146
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	561,784	552,744
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	150,847	148,090
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	49,999	49,066
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	66,344	66,998
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	23,053	22,970
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,202,839	1,182,356
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	285,893	280,667
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	479,813	471,042
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	23,012	22,980
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	420,862	420,271
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	69,007	68,759
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	62,630	62,425
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	697,681	685,800
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	70,840	70,741
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	461,035	453,904
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	19,296	19,233
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	174,330	173,758
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	62,467	61,399
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	375,461	368,715
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	77,255	77,026
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	1,106,056	1,086,183
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	705,839	693,157
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,952,014	1,915,722
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	240,284	235,892
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	491,349	482,368
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	12,392	12,394
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	25,386	24,922
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	344,191	337,792
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	90,387	90,401
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	7,645	7,634
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	820,527	807,324
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	5,800	5,791
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	117,114	116,730
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	66,595	67,893
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,923	19,291
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	798,493	801,080
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	728,792	733,431
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	447,261	446,753
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	18,544	18,963
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	253,996	254,581
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	85,804	85,868
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	1,059,830	1,058,959
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	25,701	26,137
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	707,892	708,637
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	520,421	519,831
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	923,744	925,294
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	923,153	922,105
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	377,748	377,319
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	30,699	30,664
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	21,893	22,265
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	936,815	935,752
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	929,011	929,409
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	25,252	25,223
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	166,774	168,700
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	18,466	18,780
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	963,580	962,487
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	397,981	397,529
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	59,699	59,668
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	284,369	284,117
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	566,362	567,224
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	896,845	905,077
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,271,269	1,270,621
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	68,586	68,551
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	81,378	83,763
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	464,053	463,527
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	820,168	830,798
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	32,343	32,748
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	965,917	978,014
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	40,282	40,849
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,398,064	1,417,757
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	29,863	30,227
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	670,079	687,056
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	408,979	414,126
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	919,791	931,022
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,721,667	1,744,304
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,233,311	1,248,370
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	54,908	56,221
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	857,026	878,234
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,512,827	1,549,201
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	199,646	204,446
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	449,405	461,650
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	492,594	507,240
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	4,979	5,098
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	299,095	306,684
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	693,863	711,467
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	200,979	210,081
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	199,155	207,176
Freddie Mac Gold Pool 1.5% 1/1/2037	39,000	34,066
Freddie Mac Gold Pool 1.5% 10/1/2036	689,937	603,082
Freddie Mac Gold Pool 1.5% 10/1/2041	526,307	434,065
Freddie Mac Gold Pool 1.5% 10/1/2051	591,944	452,312
Freddie Mac Gold Pool 1.5% 10/1/2051	733,682	560,616
Freddie Mac Gold Pool 1.5% 11/1/2036	1,430,237	1,250,186
Freddie Mac Gold Pool 1.5% 11/1/2037	529,042	462,111
Freddie Mac Gold Pool 1.5% 11/1/2051	104,520	79,865
Freddie Mac Gold Pool 1.5% 2/1/2037	150,741	131,670
Freddie Mac Gold Pool 1.5% 2/1/2051	276,485	211,265
Freddie Mac Gold Pool 1.5% 2/1/2052	280,764	214,536
Freddie Mac Gold Pool 1.5% 3/1/2037	733,334	640,557
Freddie Mac Gold Pool 1.5% 3/1/2052	486,792	371,964
Freddie Mac Gold Pool 1.5% 6/1/2051	449,914	343,785
Freddie Mac Gold Pool 1.5% 7/1/2036	2,641,706	2,309,144
Freddie Mac Gold Pool 1.5% 7/1/2041	1,360,196	1,125,631
Freddie Mac Gold Pool 1.5% 7/1/2051	891,101	680,902
Freddie Mac Gold Pool 1.5% 9/1/2051	534,802	408,649
Freddie Mac Gold Pool 2% 1/1/2036	19,759	17,832
Freddie Mac Gold Pool 2% 1/1/2037	193,656	174,713
Freddie Mac Gold Pool 2% 1/1/2051	3,282,532	2,651,528
Freddie Mac Gold Pool 2% 1/1/2051	868,981	704,108
Freddie Mac Gold Pool 2% 1/1/2051	69,707	56,307
Freddie Mac Gold Pool 2% 1/1/2052	3,655,079	2,935,326
Freddie Mac Gold Pool 2% 11/1/2030	35,979	33,968
Freddie Mac Gold Pool 2% 11/1/2035	253,081	228,404
Freddie Mac Gold Pool 2% 11/1/2035	311,970	281,551
Freddie Mac Gold Pool 2% 11/1/2036	281,293	252,986
Freddie Mac Gold Pool 2% 11/1/2050	510,273	415,532
Freddie Mac Gold Pool 2% 11/1/2050	2,053,640	1,658,867
Freddie Mac Gold Pool 2% 11/1/2050	143,468	116,427
Freddie Mac Gold Pool 2% 11/1/2051	1,630,020	1,310,058
Freddie Mac Gold Pool 2% 11/1/2051	1,807,339	1,459,913
Freddie Mac Gold Pool 2% 11/1/2051	1,579,564	1,275,923
Freddie Mac Gold Pool 2% 12/1/2035	547,505	494,120
Freddie Mac Gold Pool 2% 12/1/2051	376,838	306,164
Freddie Mac Gold Pool 2% 2/1/2036	855,316	769,512
Freddie Mac Gold Pool 2% 2/1/2036	1,045,537	944,898
Freddie Mac Gold Pool 2% 2/1/2052	48,785	39,133
Freddie Mac Gold Pool 2% 3/1/2028	197,937	191,168
Freddie Mac Gold Pool 2% 3/1/2037	549,331	492,678
Freddie Mac Gold Pool 2% 3/1/2051	4,856,460	3,913,793
Freddie Mac Gold Pool 2% 3/1/2051	58,347	47,659
Freddie Mac Gold Pool 2% 3/1/2051	71,680	58,327
Freddie Mac Gold Pool 2% 3/1/2051	3,694,865	2,986,907
Freddie Mac Gold Pool 2% 3/1/2052	43,408	34,833
Freddie Mac Gold Pool 2% 3/1/2052	284,114	229,676
Freddie Mac Gold Pool 2% 3/1/2052	852,137	691,792
Freddie Mac Gold Pool 2% 3/1/2052	447,129	358,801
Freddie Mac Gold Pool 2% 3/1/2052	2,897,733	2,325,305
Freddie Mac Gold Pool 2% 4/1/2036	1,597,842	1,437,549
Freddie Mac Gold Pool 2% 4/1/2037	1,043,600	935,972
Freddie Mac Gold Pool 2% 4/1/2042	2,661,223	2,270,240
Freddie Mac Gold Pool 2% 4/1/2052	592,226	478,752
Freddie Mac Gold Pool 2% 4/1/2052	324,083	262,595
Freddie Mac Gold Pool 2% 4/1/2052	993,724	797,420
Freddie Mac Gold Pool 2% 5/1/2051	4,636,415	3,736,459
Freddie Mac Gold Pool 2% 7/1/2051	1,759,795	1,424,807
Freddie Mac Gold Pool 2% 8/1/2037	146,167	131,093
Freddie Mac Gold Pool 2% 8/1/2051	623,980	501,691
Freddie Mac Gold Pool 2% 8/1/2051	107,595	86,912
Freddie Mac Gold Pool 2% 9/1/2035	1,033,738	932,943
Freddie Mac Gold Pool 2% 9/1/2041	4,689,702	3,978,716
Freddie Mac Gold Pool 2% 9/1/2050	45,506	36,787
Freddie Mac Gold Pool 2% 9/1/2050	1,787,589	1,445,077
Freddie Mac Gold Pool 2% 9/1/2051	1,631,415	1,311,689
Freddie Mac Gold Pool 2.5% 1/1/2035	262,105	242,958
Freddie Mac Gold Pool 2.5% 1/1/2050	171,120	144,676
Freddie Mac Gold Pool 2.5% 1/1/2052	679,811	569,446
Freddie Mac Gold Pool 2.5% 10/1/2034	72,972	67,732
Freddie Mac Gold Pool 2.5% 10/1/2049	91,008	77,228
Freddie Mac Gold Pool 2.5% 10/1/2050	1,039,410	876,837
Freddie Mac Gold Pool 2.5% 10/1/2050	1,117,035	951,397
Freddie Mac Gold Pool 2.5% 10/1/2051	3,454,687	2,906,786
Freddie Mac Gold Pool 2.5% 10/1/2051	26,545	22,235
Freddie Mac Gold Pool 2.5% 11/1/2037	76,474	70,361
Freddie Mac Gold Pool 2.5% 11/1/2049	27,227	23,105
Freddie Mac Gold Pool 2.5% 11/1/2050	558,252	474,775
Freddie Mac Gold Pool 2.5% 11/1/2050	955,582	800,447
Freddie Mac Gold Pool 2.5% 11/1/2050	531,666	445,352
Freddie Mac Gold Pool 2.5% 11/1/2051	1,640,921	1,378,113
Freddie Mac Gold Pool 2.5% 11/1/2051	705,473	590,942
Freddie Mac Gold Pool 2.5% 12/1/2034	58,714	54,425
Freddie Mac Gold Pool 2.5% 12/1/2049	166,803	141,026
Freddie Mac Gold Pool 2.5% 12/1/2051	1,354,136	1,145,299
Freddie Mac Gold Pool 2.5% 2/1/2030	55,069	52,907
Freddie Mac Gold Pool 2.5% 2/1/2033	35,952	33,874
Freddie Mac Gold Pool 2.5% 2/1/2036	43,224	39,931
Freddie Mac Gold Pool 2.5% 2/1/2038	494,731	455,189
Freddie Mac Gold Pool 2.5% 2/1/2050	50,232	42,470
Freddie Mac Gold Pool 2.5% 2/1/2052	3,915,764	3,286,173
Freddie Mac Gold Pool 2.5% 3/1/2033	20,537	19,377
Freddie Mac Gold Pool 2.5% 3/1/2035	229,395	212,637
Freddie Mac Gold Pool 2.5% 3/1/2037	361,426	333,781
Freddie Mac Gold Pool 2.5% 3/1/2050	154,711	130,803
Freddie Mac Gold Pool 2.5% 3/1/2052	2,596,042	2,178,641
Freddie Mac Gold Pool 2.5% 4/1/2033	165,889	156,290
Freddie Mac Gold Pool 2.5% 4/1/2042	856,061	749,988
Freddie Mac Gold Pool 2.5% 4/1/2052	1,042,887	874,556
Freddie Mac Gold Pool 2.5% 4/1/2052	4,070,331	3,424,792
Freddie Mac Gold Pool 2.5% 5/1/2035	306,891	284,184
Freddie Mac Gold Pool 2.5% 5/1/2051	1,845,264	1,554,342
Freddie Mac Gold Pool 2.5% 6/1/2031	4,613	4,391
Freddie Mac Gold Pool 2.5% 7/1/2031	8,022	7,636
Freddie Mac Gold Pool 2.5% 7/1/2035	79,337	73,442
Freddie Mac Gold Pool 2.5% 7/1/2037	124,200	114,273
Freddie Mac Gold Pool 2.5% 7/1/2051	1,695,757	1,428,406
Freddie Mac Gold Pool 2.5% 7/1/2051	635,396	534,625
Freddie Mac Gold Pool 2.5% 7/1/2052	973,598	815,538
Freddie Mac Gold Pool 2.5% 8/1/2031	13,426	12,774
Freddie Mac Gold Pool 2.5% 8/1/2032	28,365	26,808
Freddie Mac Gold Pool 2.5% 8/1/2035	265,173	245,470
Freddie Mac Gold Pool 2.5% 8/1/2050	537,490	453,925
Freddie Mac Gold Pool 2.5% 8/1/2050	284,475	240,247
Freddie Mac Gold Pool 2.5% 8/1/2051	6,744,145	5,674,550
Freddie Mac Gold Pool 2.5% 9/1/2034	4,545	4,219
Freddie Mac Gold Pool 2.5% 9/1/2035	268,521	248,570
Freddie Mac Gold Pool 2.5% 9/1/2037	612,078	563,156
Freddie Mac Gold Pool 2.5% 9/1/2050	1,029,553	869,487
Freddie Mac Gold Pool 2.5% 9/1/2051	1,298,025	1,092,163
Freddie Mac Gold Pool 2.5% 9/1/2051	2,823,248	2,375,492
Freddie Mac Gold Pool 3% 1/1/2033	6,017	5,744
Freddie Mac Gold Pool 3% 1/1/2052	812,529	712,337
Freddie Mac Gold Pool 3% 10/1/2043	552,679	501,337
Freddie Mac Gold Pool 3% 10/1/2049	506,041	446,647
Freddie Mac Gold Pool 3% 10/1/2050	889,165	782,302
Freddie Mac Gold Pool 3% 10/1/2050	747,455	658,557
Freddie Mac Gold Pool 3% 11/1/2030	36,521	35,520
Freddie Mac Gold Pool 3% 11/1/2034	49,909	47,464
Freddie Mac Gold Pool 3% 12/1/2034	31,186	29,629
Freddie Mac Gold Pool 3% 2/1/2029	40,451	39,295
Freddie Mac Gold Pool 3% 2/1/2033	5,803	5,538
Freddie Mac Gold Pool 3% 2/1/2035	116,729	110,827
Freddie Mac Gold Pool 3% 3/1/2033	8,898	8,491
Freddie Mac Gold Pool 3% 3/1/2035	36,350	34,512
Freddie Mac Gold Pool 3% 3/1/2045	63,084	56,501
Freddie Mac Gold Pool 3% 3/1/2047	26,508	23,866
Freddie Mac Gold Pool 3% 4/1/2033	19,593	18,779
Freddie Mac Gold Pool 3% 4/1/2035	18,067	17,154
Freddie Mac Gold Pool 3% 4/1/2045	85,353	76,740
Freddie Mac Gold Pool 3% 4/1/2050	87,295	77,267
Freddie Mac Gold Pool 3% 4/1/2052	952,136	831,754
Freddie Mac Gold Pool 3% 5/1/2029	97,728	95,706
Freddie Mac Gold Pool 3% 5/1/2049	3,515	3,105
Freddie Mac Gold Pool 3% 6/1/2051	503,855	442,355
Freddie Mac Gold Pool 3% 7/1/2032	33,337	32,057
Freddie Mac Gold Pool 3% 7/1/2038	1,813,962	1,707,502
Freddie Mac Gold Pool 3% 7/1/2045	26,902	24,070
Freddie Mac Gold Pool 3% 7/1/2047	158,619	141,026
Freddie Mac Gold Pool 3% 7/1/2049	352,878	311,681
Freddie Mac Gold Pool 3% 8/1/2033	145,400	139,139
Freddie Mac Gold Pool 3% 8/1/2049	86,143	76,032
Freddie Mac Gold Pool 3% 8/1/2050	71,174	62,732
Freddie Mac Gold Pool 3% 8/1/2052	7,058,370	6,236,540
Freddie Mac Gold Pool 3% 9/1/2034	32,951	31,336
Freddie Mac Gold Pool 3.5% 1/1/2050	218,511	200,199
Freddie Mac Gold Pool 3.5% 1/1/2052	124,205	113,088
Freddie Mac Gold Pool 3.5% 10/1/2037	221,014	211,779
Freddie Mac Gold Pool 3.5% 10/1/2043	332,446	310,521
Freddie Mac Gold Pool 3.5% 10/1/2047	150,838	138,999
Freddie Mac Gold Pool 3.5% 11/1/2045	50,727	47,027
Freddie Mac Gold Pool 3.5% 12/1/2025	11,118	11,020
Freddie Mac Gold Pool 3.5% 12/1/2033	20,655	20,018
Freddie Mac Gold Pool 3.5% 12/1/2049	435,246	398,772
Freddie Mac Gold Pool 3.5% 2/1/2043	44,212	41,308
Freddie Mac Gold Pool 3.5% 2/1/2048	145,014	133,576
Freddie Mac Gold Pool 3.5% 2/1/2048	7,135	6,579
Freddie Mac Gold Pool 3.5% 3/1/2048	61,284	56,604
Freddie Mac Gold Pool 3.5% 3/1/2048	194,446	178,988
Freddie Mac Gold Pool 3.5% 3/1/2048	188,760	173,871
Freddie Mac Gold Pool 3.5% 3/1/2049	71,432	65,557
Freddie Mac Gold Pool 3.5% 3/1/2050	1,048,321	968,987
Freddie Mac Gold Pool 3.5% 4/1/2033	15,278	14,830
Freddie Mac Gold Pool 3.5% 4/1/2052	105,904	96,194
Freddie Mac Gold Pool 3.5% 5/1/2048	107,836	99,263
Freddie Mac Gold Pool 3.5% 5/1/2052	1,250,223	1,134,024
Freddie Mac Gold Pool 3.5% 6/1/2034	20,346	19,712
Freddie Mac Gold Pool 3.5% 6/1/2042	204,010	190,845
Freddie Mac Gold Pool 3.5% 6/1/2049	551,178	505,333
Freddie Mac Gold Pool 3.5% 6/1/2052	306,427	277,947
Freddie Mac Gold Pool 3.5% 6/1/2052	279,786	254,569
Freddie Mac Gold Pool 3.5% 7/1/2033	13,255	12,850
Freddie Mac Gold Pool 3.5% 7/1/2046	579,717	538,563
Freddie Mac Gold Pool 3.5% 7/1/2049	197,705	181,261
Freddie Mac Gold Pool 3.5% 8/1/2037	118,034	113,655
Freddie Mac Gold Pool 3.5% 8/1/2043	223,434	208,493
Freddie Mac Gold Pool 3.5% 8/1/2046	244,988	226,430
Freddie Mac Gold Pool 3.5% 8/1/2048	142,083	130,610
Freddie Mac Gold Pool 3.5% 9/1/2033	40,561	39,310
Freddie Mac Gold Pool 3.5% 9/1/2042	63,606	59,405
Freddie Mac Gold Pool 3.5% 9/1/2049	56,480	51,782
Freddie Mac Gold Pool 4% 1/1/2039	205,223	198,541
Freddie Mac Gold Pool 4% 1/1/2041	33,345	32,176
Freddie Mac Gold Pool 4% 1/1/2041	68,586	66,191
Freddie Mac Gold Pool 4% 1/1/2044	38,660	37,084
Freddie Mac Gold Pool 4% 1/1/2047	459,210	438,805
Freddie Mac Gold Pool 4% 10/1/2037	303,144	294,649
Freddie Mac Gold Pool 4% 10/1/2042	13,963	13,433
Freddie Mac Gold Pool 4% 10/1/2045	3,909	3,734
Freddie Mac Gold Pool 4% 10/1/2048	42,149	39,986
Freddie Mac Gold Pool 4% 10/1/2049	73,224	69,261
Freddie Mac Gold Pool 4% 10/1/2052	280,428	262,600
Freddie Mac Gold Pool 4% 11/1/2036	79,254	76,911
Freddie Mac Gold Pool 4% 11/1/2037	74,986	72,885
Freddie Mac Gold Pool 4% 11/1/2041	551,373	531,282
Freddie Mac Gold Pool 4% 11/1/2048	195,911	185,913
Freddie Mac Gold Pool 4% 11/1/2052	304,761	285,386
Freddie Mac Gold Pool 4% 12/1/2040	36,343	35,075
Freddie Mac Gold Pool 4% 12/1/2048	96,075	91,145
Freddie Mac Gold Pool 4% 12/1/2048	221,451	209,881
Freddie Mac Gold Pool 4% 12/1/2052	737,274	690,172
Freddie Mac Gold Pool 4% 2/1/2041	11,720	11,297
Freddie Mac Gold Pool 4% 2/1/2041	43,484	41,977
Freddie Mac Gold Pool 4% 2/1/2043	56,607	54,356
Freddie Mac Gold Pool 4% 2/1/2048	3,595	3,419
Freddie Mac Gold Pool 4% 3/1/2053	375,896	351,764
Freddie Mac Gold Pool 4% 4/1/2042	26,536	25,607
Freddie Mac Gold Pool 4% 4/1/2048	855	814
Freddie Mac Gold Pool 4% 4/1/2049	670,071	634,643
Freddie Mac Gold Pool 4% 4/1/2049	871,687	829,957
Freddie Mac Gold Pool 4% 5/1/2039	92,874	89,618
Freddie Mac Gold Pool 4% 5/1/2045	32,155	30,925
Freddie Mac Gold Pool 4% 5/1/2048	34,605	32,893
Freddie Mac Gold Pool 4% 5/1/2049	304,521	288,325
Freddie Mac Gold Pool 4% 5/1/2052	928,305	870,811
Freddie Mac Gold Pool 4% 5/1/2052	214,619	201,511
Freddie Mac Gold Pool 4% 6/1/2034	23,293	22,829
Freddie Mac Gold Pool 4% 6/1/2046	160,288	154,152
Freddie Mac Gold Pool 4% 6/1/2047	2,264,413	2,141,911
Freddie Mac Gold Pool 4% 7/1/2042	11,982	11,561
Freddie Mac Gold Pool 4% 7/1/2045	55,903	53,892
Freddie Mac Gold Pool 4% 7/1/2048	105,247	99,974
Freddie Mac Gold Pool 4% 7/1/2049	117,738	111,439
Freddie Mac Gold Pool 4% 7/1/2052	24,800	23,239
Freddie Mac Gold Pool 4% 8/1/2048	21,164	20,078
Freddie Mac Gold Pool 4% 8/1/2049	79,840	75,569
Freddie Mac Gold Pool 4% 9/1/2040	11,281	10,889
Freddie Mac Gold Pool 4% 9/1/2045	186,013	177,682
Freddie Mac Gold Pool 4% 9/1/2048	256,956	243,771
Freddie Mac Gold Pool 4% 9/1/2048	6,731	6,386
Freddie Mac Gold Pool 4% 9/1/2049	78,219	74,034
Freddie Mac Gold Pool 4% 9/1/2052	355,695	333,082
Freddie Mac Gold Pool 4.5% 1/1/2049	95,638	93,223
Freddie Mac Gold Pool 4.5% 1/1/2049	24,210	23,569
Freddie Mac Gold Pool 4.5% 1/1/2049	3,468	3,376
Freddie Mac Gold Pool 4.5% 1/1/2053	320,185	307,975
Freddie Mac Gold Pool 4.5% 1/1/2054	560,740	538,655
Freddie Mac Gold Pool 4.5% 10/1/2050	67,874	65,906
Freddie Mac Gold Pool 4.5% 10/1/2052	377,259	365,141
Freddie Mac Gold Pool 4.5% 11/1/2040	835,440	826,067
Freddie Mac Gold Pool 4.5% 11/1/2048	119,148	116,029
Freddie Mac Gold Pool 4.5% 11/1/2048	254,339	247,601
Freddie Mac Gold Pool 4.5% 12/1/2048	36,251	35,290
Freddie Mac Gold Pool 4.5% 2/1/2049	12,215	11,888
Freddie Mac Gold Pool 4.5% 2/1/2053	314,036	303,041
Freddie Mac Gold Pool 4.5% 3/1/2049	201,736	196,328
Freddie Mac Gold Pool 4.5% 3/1/2049	327,662	318,878
Freddie Mac Gold Pool 4.5% 3/1/2049	30,807	30,030
Freddie Mac Gold Pool 4.5% 4/1/2050	89,656	87,168
Freddie Mac Gold Pool 4.5% 4/1/2053	404,812	389,247
Freddie Mac Gold Pool 4.5% 5/1/2049	23,101	22,481
Freddie Mac Gold Pool 4.5% 6/1/2054	34,406	33,050
Freddie Mac Gold Pool 4.5% 7/1/2041	139,395	137,738
Freddie Mac Gold Pool 4.5% 7/1/2052	139,432	134,126
Freddie Mac Gold Pool 4.5% 8/1/2048	358,850	349,454
Freddie Mac Gold Pool 4.5% 8/1/2052	1,459,727	1,404,173
Freddie Mac Gold Pool 4.5% 8/1/2052	285,910	275,744
Freddie Mac Gold Pool 4.5% 8/1/2054	368,734	354,182
Freddie Mac Gold Pool 4.5% 9/1/2048	450,974	439,166
Freddie Mac Gold Pool 4.5% 9/1/2052	871,609	838,438
Freddie Mac Gold Pool 4.5% 9/1/2052	1,392,845	1,339,837
Freddie Mac Gold Pool 5% 1/1/2053	35,490	34,885
Freddie Mac Gold Pool 5% 10/1/2053	497,861	489,305
Freddie Mac Gold Pool 5% 12/1/2053	394,625	387,288
Freddie Mac Gold Pool 5% 12/1/2054	824,614	809,219
Freddie Mac Gold Pool 5% 2/1/2049	55,054	54,944
Freddie Mac Gold Pool 5% 3/1/2049	61,342	61,160
Freddie Mac Gold Pool 5% 4/1/2053	1,038,101	1,019,125
Freddie Mac Gold Pool 5% 4/1/2053	1,618,216	1,597,233
Freddie Mac Gold Pool 5% 4/1/2053	32,305	31,715
Freddie Mac Gold Pool 5% 4/1/2053	32,488	31,910
Freddie Mac Gold Pool 5% 4/1/2054	707,973	694,810
Freddie Mac Gold Pool 5% 5/1/2039	433,931	434,863
Freddie Mac Gold Pool 5% 5/1/2049	16,045	15,992
Freddie Mac Gold Pool 5% 5/1/2050	48,971	48,780
Freddie Mac Gold Pool 5% 5/1/2053	558,848	548,807
Freddie Mac Gold Pool 5% 6/1/2053	671,621	659,554
Freddie Mac Gold Pool 5% 6/1/2053	66,529	65,509
Freddie Mac Gold Pool 5% 6/1/2054	242,696	238,184
Freddie Mac Gold Pool 5% 7/1/2053	59,369	58,284
Freddie Mac Gold Pool 5% 8/1/2048	13,707	13,710
Freddie Mac Gold Pool 5% 8/1/2049	118,055	117,631
Freddie Mac Gold Pool 5% 8/1/2052	550,148	542,155
Freddie Mac Gold Pool 5% 8/1/2052	217,535	213,966
Freddie Mac Gold Pool 5% 8/1/2053	390,998	383,851
Freddie Mac Gold Pool 5% 9/1/2052	79,862	79,201
Freddie Mac Gold Pool 5% 9/1/2052	777,557	764,948
Freddie Mac Gold Pool 5% 9/1/2054	498,489	489,182
Freddie Mac Gold Pool 5.5% 1/1/2053	791,578	793,401
Freddie Mac Gold Pool 5.5% 1/1/2053	957,760	959,471
Freddie Mac Gold Pool 5.5% 11/1/2053	1,006,813	1,005,985
Freddie Mac Gold Pool 5.5% 11/1/2054	1,874,999	1,872,872
Freddie Mac Gold Pool 5.5% 12/1/2052	203,149	203,617
Freddie Mac Gold Pool 5.5% 12/1/2054	925,000	924,239
Freddie Mac Gold Pool 5.5% 2/1/2054	26,361	26,331
Freddie Mac Gold Pool 5.5% 3/1/2053	861,242	862,148
Freddie Mac Gold Pool 5.5% 3/1/2054	37,846	37,945
Freddie Mac Gold Pool 5.5% 4/1/2053	336,477	336,305
Freddie Mac Gold Pool 5.5% 4/1/2053	1,413,386	1,413,549
Freddie Mac Gold Pool 5.5% 4/1/2053	96,043	95,976
Freddie Mac Gold Pool 5.5% 4/1/2054	778,863	777,979
Freddie Mac Gold Pool 5.5% 5/1/2053	704,565	704,206
Freddie Mac Gold Pool 5.5% 6/1/2028	32,093	32,473
Freddie Mac Gold Pool 5.5% 6/1/2039	447,085	452,249
Freddie Mac Gold Pool 5.5% 6/1/2049	98,759	100,684
Freddie Mac Gold Pool 5.5% 6/1/2053	62,788	62,756
Freddie Mac Gold Pool 5.5% 7/1/2039	458,670	463,968
Freddie Mac Gold Pool 5.5% 7/1/2053	393,787	393,586
Freddie Mac Gold Pool 5.5% 8/1/2053	511,444	511,024
Freddie Mac Gold Pool 5.5% 9/1/2039	158,956	160,842
Freddie Mac Gold Pool 5.5% 9/1/2053	366,316	366,015
Freddie Mac Gold Pool 5.5% 9/1/2053	872,231	880,508
Freddie Mac Gold Pool 5.5% 9/1/2054	283,447	283,125
Freddie Mac Gold Pool 6% 1/1/2053	243,111	246,536
Freddie Mac Gold Pool 6% 10/1/2028	1,488	1,511
Freddie Mac Gold Pool 6% 11/1/2052	250,056	253,578
Freddie Mac Gold Pool 6% 11/1/2053	950,534	962,438
Freddie Mac Gold Pool 6% 11/1/2053	754,204	763,649
Freddie Mac Gold Pool 6% 12/1/2052	539,155	546,749
Freddie Mac Gold Pool 6% 12/1/2053	1,357,034	1,374,028
Freddie Mac Gold Pool 6% 12/1/2053	1,008,857	1,033,358
Freddie Mac Gold Pool 6% 2/1/2053	329,944	334,591
Freddie Mac Gold Pool 6% 4/1/2054	1,895,340	1,946,913
Freddie Mac Gold Pool 6% 5/1/2054	758,123	767,380
Freddie Mac Gold Pool 6% 6/1/2053	505,899	512,550
Freddie Mac Gold Pool 6.5% 1/1/2053	178,482	183,583
Freddie Mac Gold Pool 6.5% 10/1/2053	326,675	334,759
Freddie Mac Gold Pool 6.5% 12/1/2053	2,007,831	2,056,106
Freddie Mac Gold Pool 6.5% 12/1/2053	586,754	607,646
Freddie Mac Gold Pool 6.5% 2/1/2054	1,127,294	1,165,671
Freddie Mac Gold Pool 6.5% 6/1/2054	1,121,332	1,167,215
Freddie Mac Gold Pool 6.5% 6/1/2054	567,012	593,491
Freddie Mac Gold Pool 6.5% 8/1/2053	403,818	413,812
Freddie Mac Gold Pool 6.5% 9/1/2053	891,007	913,056
Freddie Mac Gold Pool 6.5% 9/1/2054	655,260	686,117
Freddie Mac Gold Pool 7% 1/1/2054	216,854	226,879
Freddie Mac Non Gold Pool 5.5% 11/1/2053	26,113	26,124
Ginnie Mae I Pool 2% 8/20/2052	570,679	469,357
Ginnie Mae I Pool 2.5% 7/20/2052	371,934	318,541
Ginnie Mae I Pool 3% 10/20/2042	329,088	298,601
Ginnie Mae I Pool 3% 11/20/2052	230,754	205,027
Ginnie Mae I Pool 3% 7/20/2052	337,715	300,009
Ginnie Mae I Pool 3% 8/20/2052	370,382	328,971
Ginnie Mae I Pool 3.5% 1/20/2053	141,730	129,592
Ginnie Mae I Pool 3.5% 10/20/2052	620,243	567,124
Ginnie Mae I Pool 3.5% 10/20/2054	199,982	182,777
Ginnie Mae I Pool 3.5% 11/20/2052	942,444	861,732
Ginnie Mae I Pool 3.5% 12/20/2052	1,865,167	1,705,287
Ginnie Mae I Pool 3.5% 7/20/2052	426,854	390,431
Ginnie Mae I Pool 3.5% 8/20/2052	338,244	309,382
Ginnie Mae I Pool 3.5% 9/20/2052	1,174,421	1,073,934
Ginnie Mae I Pool 4% 1/20/2053	530,730	500,152
Ginnie Mae I Pool 4% 10/20/2052	1,796,264	1,692,774
Ginnie Mae I Pool 4% 12/20/2052	776,207	731,365
Ginnie Mae I Pool 4% 3/20/2047	148,174	140,841
Ginnie Mae I Pool 4% 8/20/2052	1,036,498	976,781
Ginnie Mae I Pool 4% 9/20/2052	522,076	491,997
Ginnie Mae I Pool 4.5% 10/20/2052	525,252	507,479
Ginnie Mae I Pool 4.5% 11/20/2052	1,704,429	1,646,760
Ginnie Mae I Pool 4.5% 4/20/2053	282,042	272,477
Ginnie Mae I Pool 4.5% 5/20/2053	370,933	358,353
Ginnie Mae I Pool 4.5% 7/20/2052	594,503	574,991
Ginnie Mae I Pool 4.5% 8/20/2052	513,279	495,631
Ginnie Mae I Pool 4.5% 9/20/2052	696,430	672,921
Ginnie Mae I Pool 5% 10/20/2052	341,687	337,417
Ginnie Mae I Pool 5% 11/20/2049	111,660	111,869
Ginnie Mae I Pool 5% 11/20/2052	774,725	765,770
Ginnie Mae I Pool 5% 4/20/2053	1,164,639	1,149,721
Ginnie Mae I Pool 5% 6/20/2053	460,682	454,925
Ginnie Mae I Pool 5% 7/20/2052	337,399	333,393
Ginnie Mae I Pool 5% 9/20/2052	673,936	666,145
Ginnie Mae I Pool 5.5% 1/20/2053	236,000	236,772
Ginnie Mae I Pool 5.5% 10/20/2052	481,949	483,376
Ginnie Mae I Pool 5.5% 11/20/2052	259,683	260,532
Ginnie Mae I Pool 5.5% 12/20/2052	1,130,636	1,135,749
Ginnie Mae I Pool 5.5% 5/20/2053	441,243	442,411
Ginnie Mae I Pool 5.5% 6/20/2053	522,365	523,585
Ginnie Mae I Pool 6% 1/20/2053	297,919	301,455
Ginnie Mae I Pool 6% 12/20/2052	1,219,013	1,233,099
Ginnie Mae I Pool 6% 4/20/2053	275,418	279,547
Ginnie Mae I Pool 6% 6/20/2053	253,346	256,511
Ginnie Mae I Pool 6.5% 12/20/2052	278,059	282,734
Ginnie Mae II Pool 1.5% 11/20/2051	364,974	288,096
Ginnie Mae II Pool 1.5% 4/20/2051	74,698	59,057
Ginnie Mae II Pool 1.5% 5/20/2051	94,043	74,351
Ginnie Mae II Pool 2% 1/1/2055 (g)	150,000	123,445
Ginnie Mae II Pool 2% 1/20/2051	16,186	13,333
Ginnie Mae II Pool 2% 1/20/2052	336,216	276,469
Ginnie Mae II Pool 2% 10/20/2050	114,030	93,874
Ginnie Mae II Pool 2% 11/20/2051	2,642,049	2,173,787
Ginnie Mae II Pool 2% 12/1/2054 (g)	1,625,000	1,336,055
Ginnie Mae II Pool 2% 12/20/2050	10,460,423	8,609,747
Ginnie Mae II Pool 2% 12/20/2051	359,714	295,960
Ginnie Mae II Pool 2% 2/20/2051	2,346,040	1,930,974
Ginnie Mae II Pool 2% 2/20/2052	712,762	586,102
Ginnie Mae II Pool 2% 3/20/2051	1,441,817	1,186,728
Ginnie Mae II Pool 2% 4/20/2051	2,406,638	1,979,347
Ginnie Mae II Pool 2% 4/20/2052	717,366	589,888
Ginnie Mae II Pool 2% 7/20/2051	1,964,473	1,616,915
Ginnie Mae II Pool 2% 8/20/2051	3,437,083	2,828,989
Ginnie Mae II Pool 2.5% 1/20/2051	843,273	722,876
Ginnie Mae II Pool 2.5% 10/20/2047	22,750	19,683
Ginnie Mae II Pool 2.5% 10/20/2050	896,139	768,334
Ginnie Mae II Pool 2.5% 10/20/2053	954,177	816,753
Ginnie Mae II Pool 2.5% 11/20/2050	599,337	513,862
Ginnie Mae II Pool 2.5% 12/1/2054 (g)	1,150,000	983,250
Ginnie Mae II Pool 2.5% 12/20/2049	607,050	520,853
Ginnie Mae II Pool 2.5% 12/20/2050	184,267	158,016
Ginnie Mae II Pool 2.5% 2/20/2051	808,142	692,003
Ginnie Mae II Pool 2.5% 2/20/2052	1,353,694	1,157,673
Ginnie Mae II Pool 2.5% 3/20/2047	17,311	14,994
Ginnie Mae II Pool 2.5% 3/20/2050	130,368	111,857
Ginnie Mae II Pool 2.5% 3/20/2051	245,858	210,525
Ginnie Mae II Pool 2.5% 3/20/2052	135,805	116,140
Ginnie Mae II Pool 2.5% 4/20/2050	92,314	79,206
Ginnie Mae II Pool 2.5% 4/20/2052	967,918	827,910
Ginnie Mae II Pool 2.5% 5/20/2050	508,116	435,968
Ginnie Mae II Pool 2.5% 5/20/2051	2,703,981	2,314,544
Ginnie Mae II Pool 2.5% 5/20/2052	1,231,227	1,053,131
Ginnie Mae II Pool 2.5% 6/20/2050	272,120	233,481
Ginnie Mae II Pool 2.5% 6/20/2051	1,511,542	1,293,372
Ginnie Mae II Pool 2.5% 6/20/2052	99,011	84,689
Ginnie Mae II Pool 2.5% 7/20/2051	7,907,554	6,766,209
Ginnie Mae II Pool 2.5% 8/20/2050	1,624,179	1,393,558
Ginnie Mae II Pool 2.5% 8/20/2051	2,548,890	2,180,993
Ginnie Mae II Pool 2.5% 9/20/2050	1,412,002	1,211,508
Ginnie Mae II Pool 2.5% 9/20/2051	605,765	518,331
Ginnie Mae II Pool 3% 1/1/2055 (g)	175,000	155,237
Ginnie Mae II Pool 3% 1/20/2043	3,201	2,902
Ginnie Mae II Pool 3% 1/20/2048	635,848	568,184
Ginnie Mae II Pool 3% 1/20/2050	620,691	552,895
Ginnie Mae II Pool 3% 11/20/2051	395,987	351,527
Ginnie Mae II Pool 3% 12/1/2054 (g)	1,000,000	886,563
Ginnie Mae II Pool 3% 12/20/2049	514,540	458,338
Ginnie Mae II Pool 3% 2/20/2046	258,055	231,320
Ginnie Mae II Pool 3% 2/20/2050	20,340	18,119
Ginnie Mae II Pool 3% 3/20/2043	13,372	12,121
Ginnie Mae II Pool 3% 3/20/2051	1,109,610	988,669
Ginnie Mae II Pool 3% 3/20/2052	2,527,146	2,241,042
Ginnie Mae II Pool 3% 4/20/2050	253,144	225,493
Ginnie Mae II Pool 3% 4/20/2051	231,826	206,268
Ginnie Mae II Pool 3% 4/20/2052	1,638,905	1,453,361
Ginnie Mae II Pool 3% 5/20/2051	1,827,279	1,625,833
Ginnie Mae II Pool 3% 5/20/2052	3,830,830	3,399,527
Ginnie Mae II Pool 3% 6/20/2050	637,183	567,385
Ginnie Mae II Pool 3% 6/20/2052	1,545,070	1,374,011
Ginnie Mae II Pool 3% 7/20/2042	46,779	42,458
Ginnie Mae II Pool 3% 7/20/2046	105,387	94,402
Ginnie Mae II Pool 3% 7/20/2049	283,776	253,046
Ginnie Mae II Pool 3% 7/20/2050	532,418	474,096
Ginnie Mae II Pool 3% 8/20/2043	3,550	3,212
Ginnie Mae II Pool 3% 8/20/2046	968,014	867,120
Ginnie Mae II Pool 3% 8/20/2050	444,867	396,136
Ginnie Mae II Pool 3% 8/20/2051	639,420	567,829
Ginnie Mae II Pool 3% 9/20/2046	246,599	220,896
Ginnie Mae II Pool 3.5% 1/1/2055 (g)	525,000	480,170
Ginnie Mae II Pool 3.5% 1/20/2050	606,521	558,132
Ginnie Mae II Pool 3.5% 10/20/2051	74,092	68,094
Ginnie Mae II Pool 3.5% 11/20/2047	104,385	96,481
Ginnie Mae II Pool 3.5% 11/20/2053	482,784	444,267
Ginnie Mae II Pool 3.5% 11/20/2054	250,000	228,492
Ginnie Mae II Pool 3.5% 12/1/2054 (g)	725,000	662,752
Ginnie Mae II Pool 3.5% 12/20/2046	55,080	51,013
Ginnie Mae II Pool 3.5% 12/20/2049	107,291	98,731
Ginnie Mae II Pool 3.5% 2/20/2046	651,086	603,821
Ginnie Mae II Pool 3.5% 2/20/2051	2,094,131	1,926,566
Ginnie Mae II Pool 3.5% 3/20/2049	232,254	214,087
Ginnie Mae II Pool 3.5% 3/20/2050	788,611	725,694
Ginnie Mae II Pool 3.5% 4/20/2046	104,376	96,766
Ginnie Mae II Pool 3.5% 4/20/2049	59,623	54,959
Ginnie Mae II Pool 3.5% 4/20/2050	157,127	144,542
Ginnie Mae II Pool 3.5% 5/20/2044	4,255	3,958
Ginnie Mae II Pool 3.5% 5/20/2046	118,191	109,574
Ginnie Mae II Pool 3.5% 5/20/2050	129,081	118,783
Ginnie Mae II Pool 3.5% 5/20/2051	1,337,595	1,230,565
Ginnie Mae II Pool 3.5% 5/20/2052	167,498	153,153
Ginnie Mae II Pool 3.5% 5/20/2054	481,765	441,221
Ginnie Mae II Pool 3.5% 6/20/2052	1,299,229	1,188,773
Ginnie Mae II Pool 3.5% 7/20/2046	45,862	42,518
Ginnie Mae II Pool 3.5% 7/20/2047	14,677	13,575
Ginnie Mae II Pool 3.5% 7/20/2049	55,065	50,706
Ginnie Mae II Pool 3.5% 8/20/2046	31,735	29,421
Ginnie Mae II Pool 3.5% 8/20/2047	568,121	525,459
Ginnie Mae II Pool 3.5% 9/20/2046	32,358	29,989
Ginnie Mae II Pool 3.5% 9/20/2047	14,033	12,980
Ginnie Mae II Pool 4% 1/20/2047	87,576	83,242
Ginnie Mae II Pool 4% 1/20/2049	138,933	131,797
Ginnie Mae II Pool 4% 1/20/2051	137,759	130,220
Ginnie Mae II Pool 4% 10/20/2048	76,959	73,006
Ginnie Mae II Pool 4% 10/20/2049	44,889	42,527
Ginnie Mae II Pool 4% 11/20/2047	26,666	25,321
Ginnie Mae II Pool 4% 12/20/2045	8,765	8,340
Ginnie Mae II Pool 4% 12/20/2047	38,775	36,819
Ginnie Mae II Pool 4% 12/20/2049	131,982	125,038
Ginnie Mae II Pool 4% 12/20/2050	84,969	80,379
Ginnie Mae II Pool 4% 12/20/2053	391,809	368,561
Ginnie Mae II Pool 4% 2/20/2050	111,875	106,059
Ginnie Mae II Pool 4% 2/20/2054	421,780	396,688
Ginnie Mae II Pool 4% 3/20/2046	16,018	15,240
Ginnie Mae II Pool 4% 3/20/2048	156,390	148,455
Ginnie Mae II Pool 4% 3/20/2050	749,965	710,506
Ginnie Mae II Pool 4% 4/20/2047	56,606	53,805
Ginnie Mae II Pool 4% 4/20/2048	29,930	28,411
Ginnie Mae II Pool 4% 4/20/2049	60,195	57,066
Ginnie Mae II Pool 4% 4/20/2050	72,311	68,506
Ginnie Mae II Pool 4% 4/20/2054	591,809	556,602
Ginnie Mae II Pool 4% 5/20/2048	10,499	9,963
Ginnie Mae II Pool 4% 5/20/2049	81,978	77,665
Ginnie Mae II Pool 4% 5/20/2050	274,417	259,979
Ginnie Mae II Pool 4% 5/20/2054	149,381	140,494
Ginnie Mae II Pool 4% 6/20/2049	157,677	149,381
Ginnie Mae II Pool 4% 6/20/2051	234,854	221,709
Ginnie Mae II Pool 4% 7/20/2047	86,452	82,093
Ginnie Mae II Pool 4% 8/20/2047	12,950	12,297
Ginnie Mae II Pool 4% 8/20/2048	54,880	52,079
Ginnie Mae II Pool 4% 8/20/2050	163,619	155,113
Ginnie Mae II Pool 4% 8/20/2053	751,705	707,867
Ginnie Mae II Pool 4% 9/20/2047	13,161	12,497
Ginnie Mae II Pool 4% 9/20/2048	54,936	52,131
Ginnie Mae II Pool 4% 9/20/2050	148,032	140,243
Ginnie Mae II Pool 4.5% 1/20/2047	56,268	55,437
Ginnie Mae II Pool 4.5% 1/20/2050	98,436	95,874
Ginnie Mae II Pool 4.5% 1/20/2051	71,216	69,474
Ginnie Mae II Pool 4.5% 10/20/2047	6,228	6,107
Ginnie Mae II Pool 4.5% 10/20/2048	35,862	34,940
Ginnie Mae II Pool 4.5% 10/20/2049	15,177	14,796
Ginnie Mae II Pool 4.5% 10/20/2050	67,581	66,012
Ginnie Mae II Pool 4.5% 11/20/2048	26,962	26,269
Ginnie Mae II Pool 4.5% 11/20/2053	388,354	374,789
Ginnie Mae II Pool 4.5% 12/1/2054 (g)	1,200,000	1,158,000
Ginnie Mae II Pool 4.5% 12/20/2048	16,736	16,306
Ginnie Mae II Pool 4.5% 12/20/2049	16,686	16,252
Ginnie Mae II Pool 4.5% 12/20/2050	291,695	284,560
Ginnie Mae II Pool 4.5% 2/20/2049	9,218	8,978
Ginnie Mae II Pool 4.5% 2/20/2050	72,278	70,397
Ginnie Mae II Pool 4.5% 3/20/2051	46,989	45,839
Ginnie Mae II Pool 4.5% 4/20/2050	134,308	130,771
Ginnie Mae II Pool 4.5% 4/20/2051	56,359	54,980
Ginnie Mae II Pool 4.5% 5/20/2049	51,861	50,512
Ginnie Mae II Pool 4.5% 5/20/2054	593,075	572,313
Ginnie Mae II Pool 4.5% 6/20/2045	80,641	79,525
Ginnie Mae II Pool 4.5% 6/20/2049	23,398	22,789
Ginnie Mae II Pool 4.5% 6/20/2054	1,411,440	1,362,029
Ginnie Mae II Pool 4.5% 7/20/2053	1,132,763	1,093,727
Ginnie Mae II Pool 4.5% 8/20/2048	173,053	168,712
Ginnie Mae II Pool 4.5% 8/20/2050	61,159	59,567
Ginnie Mae II Pool 4.5% 9/20/2047	6,402	6,278
Ginnie Mae II Pool 4.5% 9/20/2049	53,055	51,691
Ginnie Mae II Pool 4.5% 9/20/2050	64,828	63,222
Ginnie Mae II Pool 5% 1/20/2049	6,786	6,784
Ginnie Mae II Pool 5% 10/20/2047	33,971	34,332
Ginnie Mae II Pool 5% 10/20/2048	7,923	7,928
Ginnie Mae II Pool 5% 11/20/2045	27,417	27,637
Ginnie Mae II Pool 5% 11/20/2048	7,467	7,471
Ginnie Mae II Pool 5% 11/20/2049	27,765	27,852
Ginnie Mae II Pool 5% 11/20/2050	41,541	41,943
Ginnie Mae II Pool 5% 11/20/2053	576,224	568,843
Ginnie Mae II Pool 5% 12/1/2054 (g)	2,200,000	2,169,063
Ginnie Mae II Pool 5% 12/20/2053	484,563	477,864
Ginnie Mae II Pool 5% 2/20/2049	50,674	50,658
Ginnie Mae II Pool 5% 3/20/2048	9,161	9,236
Ginnie Mae II Pool 5% 3/20/2050	58,548	58,987
Ginnie Mae II Pool 5% 4/20/2048	19,508	19,618
Ginnie Mae II Pool 5% 4/20/2049	9,350	9,356
Ginnie Mae II Pool 5% 5/20/2049	37,286	37,309
Ginnie Mae II Pool 5% 5/20/2054	494,295	487,732
Ginnie Mae II Pool 5% 6/20/2054	717,837	708,305
Ginnie Mae II Pool 5% 7/20/2048	32,851	32,913
Ginnie Mae II Pool 5% 7/20/2050	34,953	35,215
Ginnie Mae II Pool 5% 7/20/2053	1,580,762	1,560,514
Ginnie Mae II Pool 5% 9/20/2048	8,770	8,775
Ginnie Mae II Pool 5% 9/20/2053	745,873	735,853
Ginnie Mae II Pool 5.5% 1/1/2055 (g)	1,575,000	1,575,923
Ginnie Mae II Pool 5.5% 10/20/2046	23,770	24,321
Ginnie Mae II Pool 5.5% 10/20/2048	8,911	9,135
Ginnie Mae II Pool 5.5% 10/20/2053	1,349,569	1,351,877
Ginnie Mae II Pool 5.5% 12/1/2054 (g)	3,900,000	3,905,181
Ginnie Mae II Pool 5.5% 12/20/2044	15,689	16,018
Ginnie Mae II Pool 5.5% 12/20/2048	12,727	13,047
Ginnie Mae II Pool 5.5% 2/20/2054	1,279,809	1,281,997
Ginnie Mae II Pool 5.5% 7/20/2054	570,929	572,084
Ginnie Mae II Pool 5.5% 8/20/2053	527,264	528,495
Ginnie Mae II Pool 5.5% 8/20/2054	2,212,289	2,216,417
Ginnie Mae II Pool 5.5% 9/20/2053	1,230,641	1,233,515
Ginnie Mae II Pool 6% 1/1/2055 (g)	6,050,000	6,108,610
Ginnie Mae II Pool 6% 12/1/2054 (g)	9,650,000	9,751,025
Ginnie Mae II Pool 6.5% 1/1/2055 (g)	2,750,000	2,794,795
Ginnie Mae II Pool 6.5% 12/1/2054 (g)	7,450,000	7,574,556
Ginnie Mae II Pool 6.5% 7/20/2053	513,683	522,117
Ginnie Mae II Pool 6.5% 9/20/2053	408,476	416,013
Uniform Mortgage Backed Securities 2% 1/1/2055 (g)	9,250,000	7,424,932
Uniform Mortgage Backed Securities 2% 12/1/2039 (g)	925,000	829,392
Uniform Mortgage Backed Securities 2% 12/1/2054 (g)	21,850,000	17,517,556
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (g)	10,775,000	9,020,695
Uniform Mortgage Backed Securities 3% 12/1/2054 (g)	4,350,000	3,790,277
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (g)	9,075,000	8,223,510
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (g)	1,675,000	1,608,785
Uniform Mortgage Backed Securities 5% 12/1/2054 (g)	6,275,000	6,156,854
Uniform Mortgage Backed Securities 5.5% 12/1/2054 (g)	6,350,000	6,341,071
Uniform Mortgage Backed Securities 6% 12/1/2054 (g)	9,475,000	9,588,996
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (g)	425,000	435,109
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (g)	4,250,000	4,351,601
Uniform Mortgage Backed Securities 7% 12/1/2054 (g)	3,400,000	3,523,250
TOTAL UNITED STATES		668,695,827
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $710,409,417)		668,695,827

U.S. Government Agency Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Financials - 0.6%
Financial Services - 0.6%
Fannie Mae 0.375% 8/25/2025	238,000	231,192
Fannie Mae 0.5% 6/17/2025	650,000	636,088
Fannie Mae 0.54% 10/27/2025	500,000	483,374
Fannie Mae 0.75% 10/8/2027	250,000	227,779
Fannie Mae 0.875% 8/5/2030	108,000	90,175
Fannie Mae 6.625% 11/15/2030	1,650,000	1,860,510
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,032,220
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	950,235
Federal Home Loan Bank 0.375% 9/4/2025	175,000	169,810
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,055,646
Federal Home Loan Bank 0.96% 3/5/2026	1,300,000	1,246,988
Federal Home Loan Bank 3.25% 11/16/2028	30,000	29,153
Federal Home Loan Bank 3.25% 6/9/2028	210,000	204,167
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,024,492
Freddie Mac Non Gold Pool 0.375% 9/23/2025	370,000	358,226
Freddie Mac Non Gold Pool 1.5% 2/12/2025	630,000	626,248
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	939,741
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	992,904
		15,158,948
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 0.75% 5/15/2025	560,000	550,468
Tennessee Valley Authority 2.875% 2/1/2027	145,000	141,096
Tennessee Valley Authority 4.25% 9/15/2052	150,000	136,058
Tennessee Valley Authority 4.25% 9/15/2065	210,000	184,136
Tennessee Valley Authority 4.375% 8/1/2034	269,000	266,752
Tennessee Valley Authority 5.25% 9/15/2039	420,000	442,388
Tennessee Valley Authority 5.88% 4/1/2036	110,000	123,466
		1,844,364
TOTAL UNITED STATES		17,003,312
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,650,668)		17,003,312

U.S. Treasury Obligations - 45.6%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,270
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	47,847
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	121,668
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	833,138
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	152,680
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	4,190,660
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	937,637
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,524,946
US Treasury Bonds 2% 11/15/2041	2.11 to 3.33	3,170,000	2,243,889
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	425,274
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	5,483,168
US Treasury Bonds 2.25% 5/15/2041	1.78 to 3.12	12,975,000	9,694,251
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	101,322
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	176,898
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	25,844
US Treasury Bonds 2.375% 5/15/2051	2.57 to 3.09	2,285,000	1,543,535
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	237,998
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	87,964
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	258,792
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	116,971
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	132,121
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	276,136
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	272,837
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,222,659
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	208,705
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	211,004
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	60,337
US Treasury Bonds 3% 2/15/2047	3.00	83,000	65,093
US Treasury Bonds 3% 2/15/2048	3.07	121,000	94,267
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	204,672
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	196,090
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,258,168
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	146,082
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,914,589
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	194,006
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	222,668
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	38,199
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	5,267,041
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	56,459
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	158,580
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.43	14,140,000	12,271,973
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	8,296,531
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	6,027,895
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	76,597
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	85,059
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	208,028
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	9,448,439
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,625,350
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	119,218
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,806,131
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,827,393
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.68	17,020,000	16,200,913
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	4,510,000	4,302,646
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	29,275,192
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	17,554,539
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	5,023
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	82,088
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	433,558
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	4,085,473
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.58	4,250,000	4,338,984
US Treasury Bonds 4.5% 2/15/2036	1.78 to 2.83	223,000	230,709
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.85	22,650,000	22,710,165
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	70,730
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.54	3,520,000	3,592,050
US Treasury Bonds 4.625% 5/15/2044	4.16 to 4.76	8,980,000	9,146,972
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	9,189,456
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	18,681,858
US Treasury Bonds 5% 5/15/2037	2.94	391,000	421,012
US Treasury Notes 0.25% 8/31/2025	0.27 to 0.37	7,956,000	7,713,591
US Treasury Notes 0.25% 9/30/2025	0.30 to 0.38	4,049,000	3,913,422
US Treasury Notes 0.375% 1/31/2026	0.47 to 0.89	9,105,000	8,698,120
US Treasury Notes 0.375% 12/31/2025	0.41 to 0.78	1,563,000	1,497,977
US Treasury Notes 0.375% 7/31/2027	0.39 to 0.46	3,005,000	2,723,047
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,372,232
US Treasury Notes 0.5% 2/28/2026	0.67 to 0.82	5,602,000	5,345,971
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	500,699
US Treasury Notes 0.5% 5/31/2027	0.69	43,000	39,312
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	780,532
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,155,178
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,172,035
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,526,069
US Treasury Notes 0.625% 3/31/2027	0.63	884,000	815,663
US Treasury Notes 0.625% 7/31/2026	0.67 to 0.83	3,960,000	3,732,145
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	530,621
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,329,304
US Treasury Notes 0.75% 3/31/2026	0.81 to 0.85	6,314,000	6,027,404
US Treasury Notes 0.75% 4/30/2026	0.81	3,206,000	3,052,337
US Treasury Notes 0.75% 5/31/2026	0.78 to 0.90	3,183,000	3,021,985
US Treasury Notes 0.75% 8/31/2026	0.81 to 0.97	5,654,000	5,326,245
US Treasury Notes 0.875% 6/30/2026	0.69	894,000	848,252
US Treasury Notes 0.875% 9/30/2026	1.05 to 1.62	6,070,000	5,716,233
US Treasury Notes 1.125% 10/31/2026	1.10 to 1.83	8,680,000	8,192,767
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,575,139
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,676,796
US Treasury Notes 1.25% 11/30/2026	3.75	429,000	405,070
US Treasury Notes 1.25% 12/31/2026	1.42 to 2.91	7,670,000	7,227,777
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,208,522
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,051,461
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,546,695
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,280,286
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,702,620
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,536,366
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,692,202
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,011,887
US Treasury Notes 1.375% 8/31/2026	1.68	366,000	348,629
US Treasury Notes 1.5% 1/31/2027	0.69 to 3.03	5,829,000	5,508,860
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	960,488
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	636,215
US Treasury Notes 1.5% 8/15/2026	3.01	283,000	270,442
US Treasury Notes 1.625% 11/30/2026	1.84	454,000	432,009
US Treasury Notes 1.625% 2/15/2026	2.81 to 2.94	702,000	680,172
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,231,690
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,647,753
US Treasury Notes 1.625% 9/30/2026	1.68 to 1.84	1,345,000	1,284,580
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,832,580
US Treasury Notes 1.75% 3/15/2025	3.03	3,230,000	3,204,794
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	749,339
US Treasury Notes 1.875% 7/31/2026	1.61 to 1.76	800,000	770,031
US Treasury Notes 2% 11/15/2026	1.54 to 3.18	562,000	539,147
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	241,822
US Treasury Notes 2.25% 2/15/2027	2.51 to 4.77	4,017,000	3,856,634
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,305,985
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,511,359
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	440,260
US Treasury Notes 2.5% 2/28/2026	2.41	273,000	267,135
US Treasury Notes 2.5% 3/31/2027	2.45 to 3.06	11,290,000	10,881,619
US Treasury Notes 2.625% 1/31/2026	2.53	420,000	411,994
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	979,045
US Treasury Notes 2.625% 5/31/2027	2.84	3,110,000	2,998,720
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,576,066
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	603,373
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,859,175
US Treasury Notes 2.75% 5/15/2025	2.73	100,000	99,252
US Treasury Notes 2.75% 6/30/2025	2.93	237,000	234,829
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,043,841
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,003,754
US Treasury Notes 2.75% 8/31/2025	2.80	304,000	300,230
US Treasury Notes 2.875% 11/30/2025	2.69 to 2.71	288,000	283,844
US Treasury Notes 2.875% 4/30/2025	3.06	81,000	80,485
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	275,659
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	221,769
US Treasury Notes 2.875% 7/31/2025	2.77	258,000	255,420
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,135,595
US Treasury Notes 3% 10/31/2025	2.59	535,000	528,430
US Treasury Notes 3% 7/15/2025	3.15	910,000	902,509
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	319,208
US Treasury Notes 3.125% 8/15/2025	3.13 to 3.49	6,350,000	6,292,825
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,009,732
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,155,166
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,249,320
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,687,861
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	905,400
US Treasury Notes 3.375% 9/15/2027	3.49 to 3.56	23,340,000	22,887,788
US Treasury Notes 3.5% 1/31/2028	3.49 to 3.77	5,420,000	5,320,280
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,491,314
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,466,639
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,284,309
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	6,872,578
US Treasury Notes 3.5% 9/15/2025	4.27 to 4.51	4,490,000	4,459,377
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,422,245
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,146,534
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	400,567
US Treasury Notes 3.625% 5/15/2026	4.04 to 4.59	9,550,000	9,465,346
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,293,629
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,106,207
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,447,800
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,274,965
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,528,281
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,826,723
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	6,844,486
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	1,984,087
US Treasury Notes 3.875% 1/15/2026	3.84 to 4.54	8,420,000	8,379,873
US Treasury Notes 3.875% 10/15/2027	3.86 to 4.16	25,440,000	25,271,063
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	3,929,370
US Treasury Notes 3.875% 12/31/2027	3.64 to 4.01	5,110,000	5,074,464
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,501,359
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,241,841
US Treasury Notes 3.875% 8/15/2034	3.74 to 4.29	6,890,000	6,713,984
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,029,002
US Treasury Notes 4% 1/15/2027	4.02 to 4.10	7,640,000	7,612,842
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,588,166
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,176,114
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,244,981
US Treasury Notes 4% 12/15/2025	3.94 to 4.24	4,400,000	4,384,291
US Treasury Notes 4% 2/15/2026	3.83	540,000	538,038
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,480,786
US Treasury Notes 4% 2/28/2030	3.49 to 3.66	2,170,000	2,158,896
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,606,142
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,074,770
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,630,622
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,014,023
US Treasury Notes 4.125% 10/31/2027	3.82 to 4.25	7,580,000	7,582,961
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,419,891
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	14,940,000	14,932,997
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	14,330,000	14,334,478
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,636,430
US Treasury Notes 4.125% 11/30/2029	4.08	7,720,000	7,721,809
US Treasury Notes 4.125% 2/15/2027	4.30 to 4.48	17,430,000	17,410,936
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	12,995,074
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.66	10,520,000	10,515,891
US Treasury Notes 4.125% 6/15/2026	4.33 to 4.53	13,790,000	13,763,066
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,060,770
US Treasury Notes 4.125% 8/31/2030	4.34 to 4.63	6,720,000	6,719,738
US Treasury Notes 4.25% 1/31/2026	4.72	5,600,000	5,594,531
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.39	5,740,000	5,766,009
US Treasury Notes 4.25% 12/31/2025	4.37	5,830,000	5,822,714
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,468,891
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,753,248
US Treasury Notes 4.25% 3/15/2027	4.37 to 4.52	12,680,000	12,704,270
US Treasury Notes 4.25% 5/31/2025	4.94	1,850,000	1,848,157
US Treasury Notes 4.25% 6/30/2029	4.17 to 4.34	7,990,000	8,039,751
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,251,723
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,894,565
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,580,838
US Treasury Notes 4.375% 12/15/2026	3.98 to 4.15	10,500,000	10,536,914
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,797,994
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,583,839
US Treasury Notes 4.375% 8/15/2026	4.66	210,000	210,509
US Treasury Notes 4.5% 11/15/2025	4.08	2,900,000	2,903,240
US Treasury Notes 4.5% 11/15/2033	3.93 to 4.34	12,920,000	13,216,252
US Treasury Notes 4.5% 4/15/2027	4.65 to 4.88	22,980,000	23,155,941
US Treasury Notes 4.5% 5/15/2027	4.51 to 4.74	16,650,000	16,783,330
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,006,204
US Treasury Notes 4.5% 7/15/2026	4.34 to 4.68	10,340,000	10,380,795
US Treasury Notes 4.625% 10/15/2026	4.90	5,150,000	5,188,021
US Treasury Notes 4.625% 11/15/2026	4.47 to 4.50	6,220,000	6,268,594
US Treasury Notes 4.625% 3/15/2026	3.57 to 3.92	8,780,000	8,814,640
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,776,959
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,292,555
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,201,453
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,614,531
US Treasury Notes 4.625% 6/30/2026	4.74	6,500,000	6,536,563
US Treasury Notes 4.625% 9/15/2026	4.79	6,990,000	7,037,510
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,887,148
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,822,320
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	7,948,828
US Treasury Notes 4.875% 11/30/2025	4.44 to 4.45	5,960,000	5,989,055
US Treasury Notes 4.875% 5/31/2026	4.86	2,910,000	2,935,008
US Treasury Notes 5% 10/31/2025	5.06	3,000,000	3,015,750
US Treasury Notes 5% 8/31/2025	4.85	250,000	250,962
US Treasury Notes 5% 9/30/2025	5.05	5,700,000	5,726,006
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,199,219,452)			1,166,353,895

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $43,715,330)	4.64	43,706,588	43,715,330

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $2,800,190,292)	2,682,146,531
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(123,414,470)
NET ASSETS - 100.0%	2,558,732,061

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(150,000)	(123,328)
Ginnie Mae II Pool 3% 12/1/2054	(350,000)	(310,297)
Ginnie Mae II Pool 3.5% 12/1/2054	(975,000)	(891,287)
Ginnie Mae II Pool 5.5% 12/1/2054	(3,150,000)	(3,154,184)
Ginnie Mae II Pool 6% 12/1/2054	(8,225,000)	(8,311,106)
Ginnie Mae II Pool 6.5% 12/1/2054	(5,500,000)	(5,591,953)
Uniform Mortgage Backed Securities 2% 12/1/2054	(12,375,000)	(9,921,270)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(650,000)	(544,172)
Uniform Mortgage Backed Securities 3% 12/1/2054	(425,000)	(370,314)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(275,000)	(249,197)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(900,000)	(864,422)
Uniform Mortgage Backed Securities 5% 12/1/2054	(800,000)	(784,938)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(1,375,000)	(1,373,066)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(4,250,000)	(4,351,601)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(36,841,135)

TOTAL TBA SALE COMMITMENTS (Proceeds $36,545,744)		(36,841,135)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,269,068 or 0.2% of net assets.

(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	21,756,543	142,840,782	120,881,995	191,688	-	-	43,715,330	0.1%
Total	21,756,543	142,840,782	120,881,995	191,688	-	-	43,715,330

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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